--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:

     Total Return Fund......................................    1

     Capital Appreciation Fund..............................    3

     Government Bond Fund...................................    5

     Money Market Fund......................................    7

     Nationwide Small Company Fund..........................   11

     Nationwide Income Fund.................................   19

     Nationwide Strategic Growth Fund.......................   20

     Nationwide Strategic Value Fund........................   22

     Nationwide Equity Income Fund..........................   23

     Nationwide High Income Bond Fund.......................   26

     Nationwide Balanced Fund...............................   33

     Nationwide Multi Sector Bond Fund......................   39

     Nationwide Small Cap Value Fund........................   46

     Nationwide Select Advisers Small Cap Growth Fund.......   49

     Nationwide Global Equity Fund..........................   53

     Nationwide Select Advisers Mid Cap Fund................   62

Statements of Assets and Liabilities........................   66

Statements of Operations....................................   69

Statements of Changes in Net Assets.........................   72

Financial Highlights........................................   80

Notes to Financial Statements...............................   90

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (98.9%)
              AUTO INDUSTRY (1.1%)
    776,500   Genuine Parts Co.              $   27,177,500
                                             --------------
              BUSINESS SERVICES (3.9%)
  1,362,000   FDX Corp.*                         73,888,500
    731,000   Sterling Commerce, Inc.*           26,681,500
                                             --------------
                                                100,570,000
                                             --------------
              CABLE (3.1%)
  2,104,000   Comcast Corp. Class A              80,872,500
                                             --------------
              CHEMICALS (2.8%)
  1,037,400   E.I. du Pont de Nemours and
              Co.                                70,867,387
                                             --------------
              COMPUTER EQUIPMENT (8.5%)
    892,000   Hewlett-Packard Co.                89,646,000
  1,000,000   International Business
              Machines Corp.                    129,250,000
                                             --------------
                                                218,896,000
                                             --------------
              COMPUTER SOFTWARE & SERVICES (6.3%)
  1,106,500   BMC Software, Inc.*                59,751,000
  1,600,100   First Data Corp.                   78,304,894
  1,099,700   Gartner Group, Inc. Class A*       22,543,850
                                             --------------
                                                160,599,744
                                             --------------
              CONGLOMERATES (3.9%)
    305,300   Honeywell, Inc.                    35,376,637
    511,520   Philips Electronics NV ADR         51,599,580
    353,900   Premark International, Inc.        13,271,250
                                             --------------
                                                100,247,467
                                             --------------
              CONSUMER NON-CYCLICAL (1.4%)
    425,000   Newell Rubbermaid, Inc.            19,762,500
    794,200   Service Corp. International        15,288,350
                                             --------------
                                                 35,050,850
                                             --------------
              ELECTRONICS (0.1%)
    177,000   Woodhead Industries, Inc.           2,168,250
                                             --------------
              ENTERTAINMENT (1.6%)
  1,334,750   The Walt Disney Co.                41,126,984
                                             --------------
              FINANCIAL INSTITUTIONS (5.2%)
    575,900   Bank One Corp.                     34,302,044
    719,000   First Union Corp.                  33,793,000
  1,819,600   Mellon Bank Corp.                  66,187,950
                                             --------------
                                                134,282,994
                                             --------------
              FINANCIAL SERVICES (5.7%)
    670,045   Bear Stearns Cos., Inc.            31,324,604
    750,000   Fannie Mae                         51,281,250
    600,000   Merrill Lynch & Co., Inc.          47,962,500
    165,000   Morgan Stanley Dean Witter & Co.*  16,912,500
                                             --------------
                                                147,480,854
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              FOOD & BEVERAGE (10.0%)
    291,000   Campbell Soup Co.              $   13,495,125
    504,700   H.J. Heinz Co.                     25,298,087
    950,000   PepsiCo, Inc.                      36,753,125
    490,000   Philip Morris Cos., Inc.           19,691,875
    409,100   Quaker Oats Co.                    27,154,013
    909,000   Ralston-Ralston Purina Group       27,667,687
  2,814,200   Sara Lee Corp.                     63,847,162
  1,486,000   Sysco Corp.                        44,301,375
                                             --------------
                                                258,208,449
                                             --------------
              FOOD/GRAIN & AGRICULTURE (0.8%)
  1,320,731   Archer-Daniels-Midland Co.         20,388,785
                                             --------------
              HEALTH CARE (15.7%)
    400,000   Allergan, Inc.                     44,400,000
  1,200,000   Bristol-Meyers Squibb Co.          84,525,000
    725,000   Glaxo Wellcome PLC ADR             41,053,125
    579,300   McKesson HBOC, Inc.                18,610,012
  1,350,000   Merck & Co., Inc.                  99,900,000
    800,000   Schering-Plough Corp.              42,400,000
  1,066,000   Warner-Lambert Co.                 73,953,750
                                             --------------
                                                404,841,887
                                             --------------
              INSURANCE (11.6%)
  2,185,000   The Allstate Corp.                 78,386,875
        420   Berkshire Hathaway, Inc.
              Class A*                           28,938,000
    720,000   Chubb Corp.                        50,040,000
  2,090,700   The Equitable Cos., Inc.          140,076,900
                                             --------------
                                                297,441,775
                                             --------------
              MEDICAL PRODUCTS (2.1%)
    550,000   Johnson & Johnson                  53,900,000
                                             --------------
              OIL & GAS (4.8%)
    430,000   Exxon Corp.                        33,163,750
  2,105,000   The Williams Cos., Inc.            89,594,063
                                             --------------
                                                122,757,813
                                             --------------
              POLLUTION CONTROL (1.1%)
    543,750   Waste Management, Inc.             29,226,563
                                             --------------
              PRINTING & PUBLISHING (2.6%)
    753,200   Dun & Bradstreet Corp.             26,691,525
  1,076,300   New York Times Co. Class A         39,621,294
                                             --------------
                                                 66,312,819
                                             --------------
              TELECOMMUNICATIONS (6.6%)
    900,654   Alltel Corp.                       64,396,761
  2,008,600   Sprint Corp. (FON Group)          106,079,188
                                             --------------
                                                170,475,949
                                             --------------
              TOTAL COMMON STOCK
              (cost $1,537,448,350)           2,542,894,570
                                             --------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY (1.0%)
$13,901,000   FHLB Discount Note, 4.47%,
              07/01/99                       $   13,901,000
  7,000,000   FHLMC Discount Note, 5.00%,
              07/08/99                            6,993,195
  4,837,000   FHLMC Discount Note, 4.91%,
              07/09/99                            4,831,722
                                             --------------
              TOTAL U.S. GOVERNMENT AGENCY
              (cost $25,725,917)                 25,725,917
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,563,174,267)          $2,568,620,487
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    ADR    American Depositary Receipt
    FHLB   Federal Home Loan Bank
    FHLMC Federal Home Loan Mortgage Corporation
    NV     Naamloze Vennootschap (Dutch corporation)
    PLC    Public Limited Company (British)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 2              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (96.3%)
              BUILDING (1.4%)
     66,200   Martin Marietta Materials,
              Inc.                           $    3,905,800
    149,800   Masco Corp.                         4,325,475
    174,300   Vulcan Materials Co.                8,409,975
                                             --------------
                                                 16,641,250
                                             --------------
              CHEMICALS (3.9%)
    412,600   Georgia Gulf Corp.                  6,962,625
    346,000   Millipore Corp.                    14,034,625
    108,100   OM Group, Inc.                      3,729,450
    629,002   Pall Corp.                         13,955,982
    182,780   Rohm & Haas Co.                     7,836,708
                                             --------------
                                                 46,519,390
                                             --------------
              COMPUTER EQUIPMENT (6.0%)
    557,200   International Business
              Machines Corp.                     72,018,100
                                             --------------
              COMPUTER/SOFTWARE & SERVICES (6.5%)
     21,400   Equifax, Inc.                         763,713
    640,000   First Data Corp.                   31,320,000
    254,000   Gartner Group, Inc. Class A*        5,207,000
  1,166,300   Sungard Data Systems, Inc.*        40,237,350
                                             --------------
                                                 77,528,063
                                             --------------
              DRUGS (17.6%)
    461,400   Allergan, Inc.                     51,215,400
    378,700   American Home Products Corp.       21,775,250
    250,000   Merck & Co., Inc.                  18,500,000
     40,000   Pfizer, Inc.                        4,390,000
    258,600   Pharmacia & Upjohn, Inc.           14,691,712
    913,200   Schering-Plough Corp.              48,399,600
    740,700   Warner-Lambert Co.                 51,386,062
                                             --------------
                                                210,358,024
                                             --------------
              ELECTRICAL EQUIPMENT (5.2%)
    809,300   Black & Decker Corp.               51,087,063
    163,500   Maytag Corp.                       11,393,906
                                             --------------
                                                 62,480,969
                                             --------------
              ENTERTAINMENT (0.3%)
    126,531   The Walt Disney Co.                 3,898,736
                                             --------------
              FINANCIAL/BANKS (10.6%)
    781,192   Bank One Corp.                     46,529,748
    224,179   Charter One Financial, Inc.         6,234,978
    853,200   Mellon Bank Corp.                  31,035,150
    259,200   Pacific Century Financial
              Corp.                               5,589,000
    874,000   Wells Fargo Co.                    37,363,500
                                             --------------
                                                126,752,376
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              FINANCIAL/INSURANCE (4.6%)
    158,101   American International Group,
              Inc.                           $   18,507,698
    422,900   Horace Mann Educators Corp.        11,497,594
    634,000   Provident Cos., Inc.               25,360,000
                                             --------------
                                                 55,365,292
                                             --------------
              FINANCIAL/OTHER (10.1%)
    642,400   Associates First Capital
              Corp.                              28,466,350
    388,900   Fannie Mae                         26,591,037
  1,795,750   MBNA Corp.                         54,994,844
    130,100   Merrill Lynch & Co., Inc.          10,399,869
                                             --------------
                                                120,452,100
                                             --------------
              FOOD & BEVERAGE (7.3%)
     24,800   Anheuser-Busch Cos., Inc.           1,759,250
    251,900   PepsiCo, Inc.                       9,745,381
    375,700   Phillip Morris Cos., Inc.          15,098,444
    705,200   Quaker Oats Co.                    46,807,650
    458,100   Ralston-Ralston Purina Group       13,943,419
                                             --------------
                                                 87,354,144
                                             --------------
              HEALTH CARE (1.1%)
    522,500   HCR Manor Care, Inc.*              12,637,969
                                             --------------
              HOSPITAL SUPPLY (5.7%)
     11,700   Covance, Inc.*                        280,069
    425,000   Johnson & Johnson                  41,650,000
    459,637   Quest Diagnostics, Inc.*           12,582,563
    391,200   St. Jude Medical, Inc.*            13,936,500
                                             --------------
                                                 68,449,132
                                             --------------
              MACHINERY & CAPITAL GOODS (0.9%)
    315,000   Trinity Industries, Inc.           10,552,500
                                             --------------
              PRINTING & PUBLISHING (6.9%)
    299,300   E.W. Scripps Co. Class A           14,235,456
  1,038,800   IMS Health, Inc.                   32,462,500
    742,800   New York Times Co. Class A         27,344,325
     16,900   Washington Post Co. Class B         9,087,975
                                             --------------
                                                 83,130,256
                                             --------------
              RESTAURANTS (1.3%)
    382,200   McDonald's Corp.                   15,789,638
                                             --------------
              RETAIL (6.9%)
    722,700   Tiffany & Co.                      69,740,550
    261,800   Wal-Mart Stores, Inc.              12,631,850
                                             --------------
                                                 82,372,400
                                             --------------
              TOTAL COMMON STOCK
              (cost $772,477,047)             1,152,300,339
                                             --------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL    SECURITY                           VALUE
-----------------------------------------------------------
              CONVERTIBLE DEBT (0.1%)
              MACHINERY (0.1%)
$ 1,027,000   Consorcio G Grupo Dina,
              8.00%,
              08/08/04 (cost $960,713)       $      560,999
                                             --------------
              COMMERCIAL PAPER (3.8%)
 10,000,000   GE Capital Corp., 5.23%,
              07/08/99                            9,989,831
  8,960,000   Gillette Co., 5.65%, 07/01/99       8,960,000
 27,114,000   Koch Industries, 5.60%,
              07/01/99                           27,114,000
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $46,063,831)                 46,063,831
                                             --------------
              TOTAL INVESTMENTS
              (cost $819,501,591)            $1,198,925,169
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 4              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (32.0%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
              (19.8%)
$ 6,547,000   Series 107-F, 8.65%, 12/15/04    $  6,743,417
  9,036,000   Series 1132-J, 8.00%, 08/15/06      9,417,048
 13,000,000   Series 1344-D, 6.00%, 08/15/07     12,710,880
 20,000,000   Series 1415-N, 6.75%, 11/15/07     20,152,540
 10,000,000   Series 1451-J, 7.50%, 12/15/07     10,324,620
  3,000,000   Series 1544-T, 6.50%, 07/15/08      3,009,390
  9,000,000   Series 1693-H, 6.00%, 12/15/08      8,827,560
 11,500,000   Series 2138-JN, 6.00%, 12/15/11    11,220,550
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    15,273,945
 10,000,000   Series 2113-TE, 6.00%, 01/15/14     9,493,200
  3,271,000   Series 2043-VH, 6.50%, 05/15/14     3,117,803
  8,930,174   Series 31-E, 7.55%, 05/15/20        9,049,249
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     7,949,560
  8,757,725   Series 1102-H, 8.875%, 06/15/21     9,163,146
  7,317,301   Series 1136-H, 6.00%, 09/15/21      7,141,246
  8,616,653   Series 1614-MZ, 6.50%, 11/15/23     7,911,121
                                               ------------
                                                151,505,275
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
              (12.2%)
  9,134,035   Pool 375593, 6.68%, 12/01/07        9,185,377
  5,134,418   Pool 380276, 6.36%, 04/01/08        5,027,473
 14,822,140   Pool 380348, 6.275%, 05/01/08      14,437,995
  6,907,873   Pool 380538, 6.24%, 08/01/08        6,713,078
  4,977,825   Pool 381089, 5.70%, 01/01/09        4,657,093
  3,175,741   Series 100-M, 5.50%, 09/25/01       3,147,575
  4,708,000   Series 94-J, 7.00%, 05/25/07        4,777,033
 13,532,537   Series 68-Z, 8.00%, 05/25/07       14,157,159
  7,000,000   Series 164-C, 6.50%, 09/25/08       6,989,430
  6,000,376   Series 33-H, 6.00%, 03/25/09        5,868,902
    910,370   Series 25-B, 9.25%, 10/25/18          963,304
  3,643,490   Series 16-D, 9.00%, 03/25/20        3,728,423
  1,385,364   Series 73-A, 8.00%, 07/25/21        1,424,810
  3,446,993   Series G42-Z, 7.00%, 07/25/22       3,458,575
 10,000,000   Series 76-H, 5.00%, 02/25/24        9,329,550
                                               ------------
                                                 93,865,777
                                               ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $247,745,393)               245,371,052
                                               ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (62.0%)
              DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
              (3.9%)
 20,000,000   5.58%, 08/01/04                    19,407,340
 10,000,000   6.49%, 08/01/07                    10,002,650
                                               ------------
                                                 29,409,990
                                               ------------
              FEDERAL FARM CREDIT BANK (1.3%)
 10,000,000   6.30%, 09/23/04                     9,968,520
                                               ------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              FEDERAL HOME LOAN BANK (11.2%)
$ 6,000,000   6.52%, 01/09/02                  $  6,082,650
 20,125,000   5.42%, 03/26/02                    19,854,218
 10,000,000   5.91%, 12/23/02                     9,953,780
 15,000,000   5.74%, 07/22/03                    14,783,985
 10,000,000   5.43%, 01/29/04                     9,648,880
  4,135,000   5.74%, 02/25/05                     4,030,992
  8,500,000   7.32%, 04/21/05                     8,927,295
  6,395,000   5.80%, 08/12/05                     6,242,965
  6,860,000   5.91%, 04/07/09                     6,558,853
                                               ------------
                                                 86,083,618
                                               ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (3.2%)
 10,000,000   5.75%, 07/15/03                     9,920,580
  5,000,000   6.80%, 08/22/05                     5,133,265
  9,000,000   6.75%, 05/30/06                     9,215,082
                                               ------------
                                                 24,268,927
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.4%)
 25,000,000   5.25%, 01/15/03                    24,359,975
 50,000,000   5.125%, 02/13/04                   47,908,750
                                               ------------
                                                 72,268,725
                                               ------------
              PRIVATE EXPORT FUNDING CORPORATION (3.4%)
 20,000,000   6.86%, 04/30/04                    20,503,680
  5,500,000   6.62%, 10/01/05                     5,597,207
                                               ------------
                                                 26,100,887
                                               ------------
              RESOLUTION FUNDING CORPORATION (6.1%)
 20,000,000   Principal STRIP, 04/15/09          10,861,360
 30,000,000   Principal STRIP, 01/15/13          12,607,740
 58,000,000   Principal STRIP, 07/15/13          23,553,684
                                               ------------
                                                 47,022,784
                                               ------------
              U.S. TREASURY BONDS (23.5%)
  5,000,000   6.25%, 01/31/02                     5,073,435
  5,000,000   5.75%, 10/31/02                     5,010,935
 10,000,000   11.875%, 11/15/03                  12,293,750
 10,000,000   7.875%, 11/15/04                   10,918,750
 34,000,000   7.00%, 07/15/06                    36,018,750
 25,000,000   12.75%, 11/15/10                   33,687,500
 10,000,000   13.25%, 05/15/14                   15,175,000
 25,000,000   8.125%, 08/15/19                   30,125,000
 25,000,000   8.75%, 08/15/20                    32,070,300
                                               ------------
                                                180,373,420
                                               ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $487,184,837)               475,496,871
                                               ------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (5.0%)
$38,284,000   Warburg, Dillon, Read, 4.75%,
              07/01/99, Collateralized by
              $33,628,000 U.S. Treasury
              Bonds, 7.625%, 11/15/22, market
              value $39,050,515 (cost
              $38,284,000)                     $ 38,284,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $773,214,230)              $759,151,923
                                               ============

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

REMIC  Real Estate Mortgage Investment Conduit
STRIP  Separate Trading of Registered Interest
       and Principal

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 6              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (0.1%)
$ 1,200,000   Export Development Corp.,
              4.82%, 07/22/99 (cost
              $1,196,626)                    $    1,196,626
                                             --------------
              COMMERCIAL PAPER (93.5%)
              AGRICULTURE/SUPPLIES (2.9%)
 25,000,000   John Deere & Co., 4.90%,
              07/12/99                           24,962,570
 20,000,000   John Deere & Co., 4.89%,
              07/22/99                           19,942,950
  5,000,000   John Deere & Co., 4.95%,
              07/27/99                            4,982,125
                                             --------------
                                                 49,887,645
                                             --------------
              ASSET-BACKED SECURITIES (5.7%)
  1,275,000   Delaware Funding Corp.,
              4.89%, 07/02/99                     1,274,827
  2,067,000   Delaware Funding Corp.,
              4.82%, 07/07/99                     2,065,340
  2,652,000   Delaware Funding Corp.,
              4.82%, 07/12/99                     2,648,094
 24,075,000   Delaware Funding Corp.,
              5.04%, 07/21/99                    24,009,133
  4,360,000   Falcon Asset Securitization
              Corp., 4.92%, 07/01/99              4,360,000
  7,883,000   Falcon Asset Securitization
              Corp., 5.06%, 07/06/99              7,877,460
 20,000,000   Falcon Asset Securitization
              Corp., 4.88%, 08/17/99             19,872,578
 20,000,000   Preferred Receivables
              Funding, 5.22%, 08/12/99           19,878,200
  9,015,000   Preferred Receivables
              Funding, 5.06%, 08/17/99            8,955,446
  6,050,000   Preferred Receivables
              Funding, 5.20%, 08/27/99            6,000,188
                                             --------------
                                                 96,941,266
                                             --------------
              AUTO/FINANCE (8.4%)
  2,813,000   American Honda Finance Corp.,
              4.90%, 07/07/99                     2,810,703
 20,000,000   American Honda Finance Corp.,
              4.85%, 07/27/99                    19,929,945
 15,000,000   American Honda Finance Corp.,
              4.91%, 08/02/99                    14,934,533
 16,000,000   Ford Motor Credit Co., 4.81%,
              07/08/99                           15,984,978
 12,000,000   Ford Motor Credit Co., 4.85%,
              07/08/99                           11,988,683
    998,000   Ford Motor Credit Co., 4.85%,
              07/12/99                              996,521

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              AUTO/FINANCE (CONTINUED)
$ 3,000,000   Ford Motor Credit Co., 4.87%,
              07/21/99                       $    2,991,883
 18,000,000   Ford Motor Credit Co., 4.93%,
              07/23/99                           17,945,770
 17,000,000   General Motors Acceptance
              Corp., 4.79%, 07/12/99             16,975,089
  3,000,000   General Motors Acceptance
              Corp., 4.81%, 07/14/99              2,994,789
 20,000,000   General Motors Acceptance
              Corp., 5.01%, 07/23/99             19,938,767
  5,000,000   General Motors Acceptance
              Corp., 5.11%, 08/04/99              4,975,869
 10,000,000   General Motors Acceptance
              Corp., 5.04%, 08/24/99              9,924,400
                                             --------------
                                                142,391,930
                                             --------------
              BROKER/DEALERS (11.1%)
  5,000,000   Bear Stearns Co., 4.89%,
              07/06/99                            4,996,604
  5,000,000   Bear Stearns Co., 4.86%,
              07/09/99                            4,994,600
  5,000,000   Bear Stearns Co., 4.83%,
              07/14/99                            4,991,279
  6,000,000   Bear Stearns Co., 4.83%,
              07/15/99                            5,988,730
 10,000,000   Bear Stearns Co., 4.84%,
              07/16/99                            9,979,833
  7,000,000   Bear Stearns Co., 4.85%,
              08/06/99                            6,966,050
 10,000,000   Bear Stearns Co., 4.82%,
              08/31/99                            9,918,328
 15,000,000   Goldman Sachs Group, 4.88%,
              07/12/99                           14,977,633
 10,000,000   Goldman Sachs Group, 5.06%,
              07/21/99                            9,971,889
 25,000,000   Goldman Sachs Group, 5.12%,
              10/18/99                           24,612,444
  8,975,000   Merrill Lynch & Co., 4.80%,
              07/02/99                            8,973,803
 10,000,000   Merrill Lynch & Co., 4.80%,
              07/08/99                            9,990,667
  6,000,000   Merrill Lynch & Co., 5.05%,
              07/09/99                            5,993,266
 15,000,000   Merrill Lynch & Co., 4.90%,
              08/02/99                           14,934,667
 20,000,000   Salomon Smith Barney
              Holdings, 4.88%, 07/07/99          19,983,733
 16,000,000   Salomon Smith Barney
              Holdings, 4.87%, 07/15/99          15,969,698

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              BROKER/DEALERS (CONTINUED)
$10,000,000   Salomon Smith Barney
              Holdings, 4.93%, 07/28/99      $    9,963,025
  6,000,000   Salomon Smith Barney
              Holdings, 4.90%, 07/30/99           5,976,317
                                             --------------
                                                189,182,566
                                             --------------
              CAPTIVE BORROWING CONDUIT (2.8%)
  6,092,000   Prudential Funding Corp.,
              4.83%, 07/07/99                     6,087,096
  5,000,000   Prudential Funding Corp.,
              4.81%, 07/08/99                     4,995,324
  4,408,000   Prudential Funding Corp.,
              4.85%, 07/09/99                     4,403,249
 20,000,000   Prudential Funding Corp.,
              4.84%, 07/14/99                    19,965,044
 12,000,000   Prudential Funding Corp.,
              5.03%, 07/16/99                    11,974,850
  1,000,000   Prudential Funding Corp.,
              4.90%, 07/27/99                       996,461
                                             --------------
                                                 48,422,024
                                             --------------
              CONSUMER PRODUCTS (1.3%)
 14,000,000   Clorox Co., 4.80%, 07/09/99        13,985,067
  8,300,000   Clorox Co., 4.78%, 07/26/99         8,272,449
                                             --------------
                                                 22,257,516
                                             --------------
              CONSUMER SALES FINANCE (14.3%)
 26,000,000   American Express Credit
              Corp., 4.80%, 07/06/99             25,982,666
 23,298,000   American Express Credit
              Corp., 4.80%, 07/13/99             23,260,723
 15,000,000   American General Corp.,
              4.90%, 08/10/99                    14,918,333
 14,000,000   American General Corp.,
              4.93%, 08/16/99                    13,911,808
 10,000,000   American General Finance
              Corp., 4.83%, 07/09/99              9,989,267
 10,000,000   American General Finance
              Corp., 4.92%, 07/29/99              9,961,733
 10,000,000   Associates First Capital
              Corp., 4.81%, 07/27/99              9,965,261
 15,000,000   Associates First Capital
              Corp., 4.87%, 07/29/99             14,943,183
 26,000,000   Associates First Capital
              Corp., 4.89%, 07/30/99             25,898,484
 20,000,000   Commercial Credit Co., 4.85%,
              07/06/99                           19,986,528
 14,000,000   Commercial Credit Co., 4.87%,
              07/09/99                           13,984,849
 15,000,000   Commercial Credit Co., 4.85%,
              07/14/99                           14,973,729

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CONSUMER SALES FINANCE (CONTINUED)
$20,000,000   Household International,
              Inc., 4.87%, 07/01/99          $   20,000,000
 25,000,000   Norwest Financial, Inc.,
              4.91%, 07/20/99                    24,935,215
                                             --------------
                                                242,711,779
                                             --------------
              DATA SERVICES (1.6%)
 12,698,000   First Data Corp., 5.24%,
              08/03/99                           12,637,007
 13,882,000   First Data Corp., 5.03%,
              08/17/99                           13,790,838
                                             --------------
                                                 26,427,845
                                             --------------
              DIVERSIFIED FINANCE (4.0%)
 20,000,000   CIT Group, Inc., 4.85%,
              07/16/99                           19,959,583
  4,000,000   GE Capital Corp., 4.81%,
              07/13/99                            3,993,587
    389,000   GE Capital Corp., 4.81%,
              07/15/99                              388,272
  5,500,000   GE Capital Corp., 4.82%,
              07/16/99                            5,488,954
  3,990,000   GE Capital Corp., 4.90%,
              07/19/99                            3,980,224
 10,000,000   GE Capital Corp., 4.81%,
              07/26/99                            9,966,597
 16,000,000   GE Capital Corp., 4.95%,
              08/23/99                           15,883,400
  1,195,000   GE Capital Corp., 4.81%,
              09/07/99                            1,184,143
  7,500,000   GE Capital Corp., 4.95%,
              04/13/00 *                          7,500,000
                                             --------------
                                                 68,344,760
                                             --------------
              FINANCIAL INSTITUTIONS (11.5%)
  2,586,000   Bank of America Corp., 4.92%,
              07/19/99                            2,579,638
 15,000,000   Bank One Corp., 5.10%,
              07/08/99                           14,985,126
 15,000,000   Bank One Corp., 5.10%,
              08/23/99                           14,887,375
 19,000,000   (J.P.) Morgan & Co., 4.80%,
              07/07/99                           18,984,767
  6,000,000   (J.P.) Morgan & Co., 4.82%,
              07/14/99                            5,989,520
 10,000,000   (J.P.) Morgan & Co., 4.80%,
              07/15/99                            9,981,333
 10,000,000   (J.P.) Morgan & Co., 4.80%,
              07/19/99                            9,976,000
    908,000   (J.P.) Morgan & Co., 4.85%,
              09/15/99                              898,703

 8              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              FINANCIAL INSTITUTIONS (CONTINUED)
$25,000,000   Mellon Financial Co., 5.02%,
              07/29/99                       $   24,902,389
 10,000,000   National City Credit Corp.,
              4.84%, 07/07/99                     9,991,933
 15,000,000   National City Credit Corp.,
              4.86%, 07/19/99                    14,963,550
 10,000,000   National City Credit Corp.,
              4.93%, 07/26/99                     9,965,764
 10,000,000   National City Credit Corp.,
              5.16%, 07/30/99                     9,958,433
 20,000,000   Wells Fargo Co., 4.84%,
              07/22/99                           19,943,533
 15,000,000   Wells Fargo Co., 4.85%,
              07/23/99                           14,955,542
 12,000,000   Wells Fargo Co., 5.04%,
              09/01/99                           11,895,840
                                             --------------
                                                194,859,446
                                             --------------
              FINANCIAL SERVICES/UTILITIES (3.0%)
  9,600,000   National Rural Utilities
              Corp., 4.95%, 07/26/99              9,567,752
 32,000,000   National Rural Utilities
              Corp., 4.83%, 08/05/99             31,847,650
  9,900,000   National Rural Utilities
              Corp., 4.85%, 08/20/99              9,833,313
                                             --------------
                                                 51,248,715
                                             --------------
              FOOD & BEVERAGE (4.0%)
  1,300,000   H.J. Heinz Co., 4.85%,
              07/19/99                            1,296,848
  3,775,000   H.J. Heinz Co., 4.85%,
              07/21/99                            3,764,829
  5,534,000   H.J. Heinz Co., 4.85%,
              07/29/99                            5,513,124
 34,840,000   H.J. Heinz Co., 5.08%,
              08/18/99                           34,604,017
  3,406,000   Sysco Corp., 5.20%, 07/19/99        3,397,144
 19,568,000   Sysco Corp., 5.20%, 07/30/99       19,486,032
                                             --------------
                                                 68,061,994
                                             --------------
              HEAVY EQUIPMENT/FINANCE (3.0%)
  5,482,000   Caterpillar Financial
              Services, 4.78%, 07/12/99           5,473,993
 12,000,000   Caterpillar Financial
              Services, 4.79%, 07/28/99          11,956,890
 22,250,000   Caterpillar Financial
              Services, 4.85%, 08/13/99          22,121,105
 12,150,000   Caterpillar Financial
              Services, 4.90%, 08/27/99          12,055,736
                                             --------------
                                                 51,607,724
                                             --------------
              INSURANCE (4.0%)
  8,912,000   MetLife Funding, Inc., 5.00%,
              07/12/99                            8,898,384
 14,649,000   MetLife Funding, Inc., 5.03%,
              07/20/99                           14,610,111

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              INSURANCE (CONTINUED)
$23,340,000   Principal Mutual Life Co.,
              Inc., 5.25%, 07/09/99          $   23,313,450
 21,000,000   Principal Mutual Life Co.,
              Inc., 5.12%, 07/13/99              20,964,160
                                             --------------
                                                 67,786,105
                                             --------------
              LEASE/FINANCE (2.0%)
 32,222,000   IBM Credit Corp., 5.17%,
              07/01/99                           32,222,000
  2,000,000   IBM Credit Corp., 5.02%,
              07/06/99                            1,998,606
                                             --------------
                                                 34,220,606
                                             --------------
              MANUFACTURING/MISCELLANEOUS (0.7%)
  5,000,000   Allied Signal, Inc., 4.80%,
              07/09/99                            4,994,667
  7,000,000   Allied Signal, Inc., 5.00%,
              09/10/99                            6,930,972
                                             --------------
                                                 11,925,639
                                             --------------
              OIL & GAS/EQUIPMENT & SERVICES (2.1%)
 25,000,000   Chevron Transport Corp.,
              4.90%, 07/15/99                    24,952,361
 10,000,000   Chevron Transport Corp.,
              5.07%, 07/22/99                     9,970,425
                                             --------------
                                                 34,922,786
                                             --------------
              PACKAGING/CONTAINERS (2.5%)
  3,750,000   Bemis Co., Inc., 4.90%,
              07/08/99                            3,746,427
 29,589,000   Bemis Co., Inc., 4.95%,
              07/13/99                           29,540,444
 10,000,000   Bemis Co., Inc., 5.07%,
              07/27/99                            9,963,383
                                             --------------
                                                 43,250,254
                                             --------------
              PAPER & FOREST PRODUCTS (0.9%)
 15,000,000   Sonoco Products Co., 4.80%,
              07/08/99                           14,986,000
                                             --------------
              PHARMACEUTICALS/PERSONAL CARE (5.5%)
  4,000,000   Becton Dickinson & Co.,
              4.95%, 08/02/99                     3,982,400
  8,500,000   Becton Dickinson & Co.,
              4.82%, 08/18/99                     8,445,374
 12,336,000   Becton Dickinson & Co.,
              5.07%, 09/28/99                    12,181,379
  9,547,000   Gillette Co., 5.65%, 07/01/99       9,547,000
 15,000,000   Glaxo Wellcome, Inc., 4.80%,
              07/19/99                           14,964,000
  8,000,000   Glaxo Wellcome, Inc., 4.85%,
              08/16/99                            7,950,422
  7,550,000   Pfizer, Inc., 4.80%, 07/09/99       7,541,896

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              PHARMACEUTICALS/PERSONAL CARE (CONTINUED)
$25,310,000   Pfizer, Inc., 5.20%, 07/23/99  $   25,229,570
  4,372,000   Schering Corp., 4.88%,
              08/24/99                            4,339,997
                                             --------------
                                                 94,182,038
                                             --------------
              PRINTING & PUBLISHING (2.2%)
  2,000,000   E.W. Scripps Co., 5.07%,
              07/08/99                            1,998,028
  5,000,000   E.W. Scripps Co., 4.83%,
              08/11/99                            4,972,496
  6,000,000   E.W. Scripps Co., 4.86%,
              08/12/99                            5,965,980
  5,000,000   E.W. Scripps Co., 4.84%,
              08/17/99                            4,968,406
 10,000,000   E.W. Scripps Co., 5.00%,
              09/07/99                            9,905,556
 10,000,000   E.W. Scripps Co., 5.00%,
              09/08/99                            9,904,167
                                             --------------
                                                 37,714,633
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $1,591,333,271)           1,591,333,271
                                             --------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.5%)
 25,000,000   Federal Home Loan Mortgage
              Corp. 4.87%, 08/05/99              24,881,632
  2,240,000   Federal Home Loan Mortgage
              Corp. 4.78%, 08/16/99               2,226,319
 12,000,000   Federal Home Loan Mortgage
              Corp. 4.90%, 09/03/99              11,895,573
  6,444,000   Federal Home Loan Mortgage
              Corp. 4.97%, 10/14/99               6,350,589
  5,000,000   Federal Home Loan Mortgage
              Corp. 5.23%, 03/17/00               5,000,000

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (CONTINUED)
$10,000,000   Federal National Mortgage
              Association, 5.44%, 07/28/99   $    9,999,390
  3,150,000   Federal National Mortgage
              Association, 4.81%, 08/06/99        3,134,849
  8,000,000   Federal National Mortgage
              Association, 4.71%, 08/11/99        7,957,087
  5,312,000   Federal National Mortgage
              Association, 4.74%, 08/13/99        5,281,925
 10,000,000   U.S. Treasury Bills, 4.87%,
              12/09/99                            9,782,426
 25,398,000   U.S. Treasury Bills, 4.80%,
              12/16/99                           24,829,085
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $111,338,875)               111,338,875
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,703,868,772)          $1,703,868,772
                                             ==============

-------------------------------------------------------

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 1999.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent amortized cost valuation as a percentage of net assets.

See accompanying notes to financial statements.

 10              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (94.2 %)
              AUSTRALIA (0.2%)
              HEALTHCARE (0.2%)
    112,100   Cochlear Ltd.                    $    890,092
                                               ------------
              AUSTRIA (0.3%)
              MACHINERY & ENGINEERING (0.3%)
     17,600   KTM-Sportmotorcycle AG              1,176,116
                                               ------------
              CANADA (0.0%)
              FOOD PROCESSING (0.0%)
     11,900   Maple Leaf Foods, Inc                 101,311
                                               ------------
              DENMARK (0.2%)
              COMMERCIAL SERVICES (0.2%)
      9,000   Falck A/S                             738,341
                                               ------------
              FINLAND (0.7%)
              CONSUMER PRODUCTS (0.4%)
     95,500   Amer Group Ltd.                     1,373,853
                                               ------------
              ELECTRONICS/INSTRUMENTATION (0.1%)
      7,100   Vaisala OYJ                           523,512
                                               ------------
              INSURANCE (0.2%)
     22,600   Sampo Insurance Co. PLC               654,904
                                               ------------
              TOTAL FINLAND                       2,552,269
                                               ------------
              FRANCE (0.5%)
              ELECTRICAL EQUIPMENT (0.3%)
     20,100   Carbone Lorraine                    1,020,857
                                               ------------
              OFFICE EQUIPMENT (0.2%)
     30,600   Neopost SA*                           710,013
                                               ------------
              TOTAL FRANCE                        1,730,870
                                               ------------
              GERMANY (0.4%)
              BEVERAGES/ALCOHOLIC (0.2%)
     21,100   Hawesko Holding AG                    718,057
                                               ------------
              HEALTHCARE (0.3%)
     69,200   Marseille-Kliniken AG                 956,255
                                               ------------
              TOTAL GERMANY                       1,674,312
                                               ------------
              HONG KONG (0.9%)
              ELECTRONICS (0.2%)
    249,000   VTECH Holdings Ltd.                   791,103
                                               ------------
              HOTELS/MOTELS (0.2%)
  2,146,000   CDL Hotels International Ltd.         898,938
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEISURE/ENTERTAINMENT (0.2%)
    864,000   Shaw Bros. Ltd.                  $    590,210
                                               ------------
              RETAIL/SPECIALTY (0.3%)
  1,756,000   Espirit Holdings Ltd.               1,188,229
                                               ------------
              TOTAL HONG KONG                     3,468,480
                                               ------------
              IRELAND (0.6%)
              COMMERCIAL SERVICES (0.2%)
    107,800   Adare Printing Group PLC              689,244
                                               ------------
              FINANCIAL INSTITUTIONS (0.2%)
    373,900   Anglo Irish Bank Corp. PLC            921,544
                                               ------------
              HOUSEWARES (0.2%)
    574,100   Waterford Wedgwood PLC                592,039
                                               ------------
              TOTAL IRELAND                       2,202,827
                                               ------------
              ITALY (0.8%)
              BANK/SAVINGS & LOANS (0.4%)
     37,200   BIPOP SPA                           1,593,957
                                               ------------
              MACHINERY (0.1%)
    121,400   Interpump Group SPA                   523,308
                                               ------------
              TIRE & RUBBER (0.2%)
    291,100   Manuli Rubber Industries SPA          735,480
                                               ------------
              TOTAL ITALY                         2,852,745
                                               ------------
              JAPAN (0.6%)
              AGRICULTURAL BIOTECH (0.0%)
      8,700   Hokuta Corp                           467,216
                                               ------------
              BUSINESS SERVICES (0.0%)
        220   Daiseki Co. Ltd.                        3,272
                                               ------------
              CONSTRUCTION & HOUSING (0.0%)
        440   CTI Engineering Co. Ltd.                4,180
                                               ------------
              CONSUMER GOODS & SERVICES (0.3%)
     19,000   Paris Miki, Inc.                    1,036,054
                                               ------------
              COSMETICS (0.2%)
     14,700   ADERANS Co. Ltd.                      627,903
                                               ------------
              FOOD & BEVERAGE (0.0%)
      7,000   Soken Co. Ltd.                         12,145
                                               ------------
              MACHINERY & ENGINEERING (0.0%)
        400   DMW Corp.                              21,448
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              MEDICAL PRODUCTS (0.1%)
     14,000   Kawasumi Laboratories, Inc.      $    209,359
                                               ------------
              RETAIL (0.0%)
        400   Jeans Mate Corp                        16,689
                                               ------------
              TOTAL JAPAN                         2,398,266
                                               ------------
              NETHERLANDS (1.4%)
              BUSINESS SERVICES (0.4%)
    114,200   Avalix Groep NV*                      936,259
     20,400   Fugro NV                              580,633
                                               ------------
                                                  1,516,892
                                               ------------
              COMPUTER SOFTWARE (0.4%)
    167,600   Scala Business Solutions NV*        1,425,905
                                               ------------
              FINANCIAL SERVICES (0.2%)
     12,600   Van der Moolen Holding NV             808,858
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
     20,200   Beter Bed Holding NV                  583,273
                                               ------------
              PUBLISHING (0.2%)
     43,700   N.V. Holdingmaatschappij De
              Telegraaf                             860,751
                                               ------------
              TOTAL NETHERLANDS                   5,195,679
                                               ------------
              NORWAY (0.7%)
              BROADCAST MEDIA/CABLE TELEVISION (0.3%)
    240,100   P4 Radio Hele Norge ASA               960,742
                                               ------------
              COMMUNICATIONS & MEDIA (0.2%)
     78,000   Schibsted ASA                         876,883
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
    120,300   Ekornes ASA                           924,538
                                               ------------
              TOTAL NORWAY                        2,762,163
                                               ------------
              PORTUGAL (0.5%)
              INSURANCE (0.5%)
     44,200   Companhia de Seguros Mundial
              Confianca SA*                       1,743,933
                                               ------------
              SINGAPORE (0.3%)
              FOOD & BEVERAGE (0.3%)
    637,000   Want Want Holdings Ltd.             1,140,230
                                               ------------
              SPAIN (0.3%)
              BANK/SAVINGS & LOAN (0.3%)
     20,300   Banco Pastor SA                     1,035,202
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              SWEDEN (0.7%)
              COMPUTER SOFTWARE (0.2%)
     87,600   Industrial & Financial Systems
              AB                               $    850,065
                                               ------------
              COMPUTERS (0.0%)
      2,666   International Business Systems
              AB                                     60,052
                                               ------------
              CONSUMER GOODS & SERVICES (0.1%)
     87,600   Monark Stiga AB                       329,722
                                               ------------
              MEDICAL PRODUCTS (0.2%)
     52,850   Getinge Industrier AB                 780,159
                                               ------------
              PUBLISHING (0.2%)
     34,600   Elanders AB                           590,117
                                               ------------
              TOTAL SWEDEN                        2,610,115
                                               ------------
              SWITZERLAND (1.1%)
              FINANCIAL INSTITUTIONS (0.3%)
        637   Bank Sarasin & Cie                  1,094,037
                                               ------------
              MEDICAL PRODUCTS (0.3%)
     11,100   Gretag Imaging Group                1,072,800
                                               ------------
              PRINTING & PUBLISHING (0.3%)
      4,020   Edipresse SA                        1,305,866
                                               ------------
              RETAIL/SPECIALTY (0.2%)
      7,800   TAG Heuer International SA            812,814
                                               ------------
              TOTAL SWITZERLAND                   4,285,517
                                               ------------
              UNITED KINGDOM (2.8%)
              CHEMICALS/SPECIALTY (0.1%)
    188,800   Victrex PLC                           541,639
                                               ------------
              COMPUTER SOFTWARE (0.2%)
    408,700   JBA Holdings PLC                      740,865
                                               ------------
              CONSTRUCTION & HOUSING (0.2%)
    205,500   AMEC PLC                              832,495
                                               ------------
              CONSUMER GOODS & SERVICES (0.2%)
    257,700   Hogg Robinson PLC                     922,098
                                               ------------
              FINANCIAL SERVICES (0.4%)
    288,100   E,D,&F Man Group PLC                1,648,492
                                               ------------
              FOOD PROCESSING (0.1%)
    196,600   Devro PLC                             436,958
                                               ------------
              INSURANCE (0.3%)
    259,300   Jardine Lloyd Thompson Group
              PLC                                 1,012,635
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEASE/RENTAL (0.6%)
    320,300   Ashtead Group PLC                $    883,551
    171,500   Goode Durrant PLC                   1,257,054
                                               ------------
                                                  2,140,605
                                               ------------
              MEDICAL PRODUCTS (0.3%)
     90,200   SSL International PLC               1,033,660
                                               ------------
              PUBLISHING (0.2%)
     23,000   Euromoney Institutional
              Investor PLC                          607,267
                                               ------------
              TOYS (0.2%)
    120,600   Games Workshop Group PLC              709,076
                                               ------------
              TOTAL UNITED KINGDOM               10,625,790
                                               ------------
              UNITED STATES (81.2%)
              AEROSPACE/DEFENSE (2.5%)
     76,400   AAR Corp.                           1,733,325
     24,700   Alliant Techsystems, Inc.*          2,136,550
     59,600   Aviall, Inc.*                       1,121,225
     60,400   Cordant Technologies, Inc.          2,729,325
     25,800   Doncasters PLC ADR*                   451,500
     22,200   Ducommun, Inc.*                       265,013
     17,200   Orbital Sciences Corp.*               406,350
     85,700   TriStar Aerospace Co.*                707,025
                                               ------------
                                                  9,550,313
                                               ------------
              AUTO & AUTO PARTS (0.3%)
     43,000   Donaldson, Inc.                     1,053,500
                                               ------------
              BUILDING MATERIALS (0.4%)
     45,500   Granite Construction, Inc.          1,333,719
                                               ------------
              BUSINESS SERVICES (0.8%)
     18,900   QRS Corp.*                          1,474,200
     47,500   True North Communications, Inc.     1,425,000
                                               ------------
                                                  2,899,200
                                               ------------
              CHEMICALS & FERTILIZER (0.2%)
     23,600   Coinstar, Inc.*                       677,025
                                               ------------
              CHEMICALS/SPECIALTY (0.7%)
     21,600   Church & Dwight Co., Inc.             939,600
     35,000   Macdermid, Inc.                     1,627,500
                                               ------------
                                                  2,567,100
                                               ------------
              COMMERCIAL SERVICES (3.4%)
     22,300   Advance Paradigm, Inc.*             1,360,300
     20,000   Clear Channel Communications,
              Inc.*                               1,378,750
     42,300   Copart, Inc.*                         898,875
      5,000   Icon PLC ADR*                          98,125

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMERCIAL SERVICES (CONTINUED)
     68,000   International Telecomm Data
              Systems, Inc.*                   $  1,088,000
     27,000   Labor Ready, Inc.*                    877,500
     11,600   Lason, Inc.*                          575,650
     27,500   MedQuist, Inc.*                     1,203,125
     20,163   Nova Corp.*                           504,075
     22,100   On Assignment, Inc.*                  577,362
     32,800   Penton Media, Inc.                    795,400
     15,500   Pierce Leahy Corp.*                   382,656
     15,500   Profit Recovery Group
              International, Inc.*                  733,344
     19,500   Quanta Services, Inc.*                858,000
     16,300   Realty Information Group, Inc.*       709,050
     26,600   SM&A Corp.*                           202,825
     22,300   SOS Staffing Services, Inc.*          117,075
      9,800   The Metzler Group, Inc.*              270,725
                                               ------------
                                                 12,630,837
                                               ------------
              COMMUNICATIONS & MEDIA (4.1%)
     28,400   Central European Media
              Enterprises Ltd.*                     184,600
     28,999   Chancellor Media Corp.*             1,598,570
     60,000   Cinar Corp. Class B*                1,470,000
     21,000   Cumulus Media, Inc. Class A*          459,375
     15,500   EchoStar Communications Corp.*      2,378,281
     22,000   Entercom Communications Corp.*        940,500
     67,200   Granite Broadcasting Corp.*           525,000
     55,000   Harte-Hanks, Inc.                   1,491,875
     13,598   Hearst-Argyle TV*                     326,352
     12,700   Hispanic Broadcasting Corp.*          963,612
     34,500   Lamar Advertising Co.*              1,412,344
     18,900   Metro Networks, Inc.*               1,008,788
     51,300   Network Event Theater, Inc.*          859,275
     45,000   Ritchie Brothers Auctioneers,
              Inc.*                               1,715,625
                                               ------------
                                                 15,334,197
                                               ------------
              COMPUTER SERVICE/EQUIPMENT (2.6%)
     36,740   Acxiom Corp.*                         916,204
     34,300   Analysts International Corp.          493,063
      6,000   CMGI, Inc.*                           684,375
     35,800   Concentric Network Corp.*           1,423,050
      3,000   Exodus Communication, Inc.*           359,812
     87,900   Inprise Corp.*                        428,512
     19,000   International Integration,
              Inc.*                                 427,500
     14,000   International Network Services*       565,250
      5,600   Jack Henry & Associates, Inc.         219,800
     37,000   National Data Corp.                 1,581,750
     17,450   National Instruments Corp.*           704,544
     95,000   Security Dynamics Technologies,
              Inc.*                               2,018,750
                                               ------------
                                                  9,822,610
                                               ------------
              COMPUTER SOFTWARE (4.6%)
     39,900   Avant! Corp.*                         503,737

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SOFTWARE (CONTINUED)
     10,600   BroadVision, Inc.*               $    781,750
     57,900   Business Objects SA ADR*            2,113,350
     68,500   Computer Network Technology
              Corp.*                              1,481,312
     14,300   Concord Communications, Inc.*         643,500
     21,500   Electronics for Imaging, Inc.*      1,104,563
      9,200   Infoseek Corp.*                       441,025
     26,500   ISS Group, Inc.*                    1,000,375
     31,000   Legato Systems, Inc.*               1,790,250
     51,500   Manugistics Group, Inc.*              746,750
     21,200   Mercury Interactive Corp.*            749,950
      8,800   Micrografx, Inc.*                      53,350
     39,000   New Era of Networks, Inc.*          1,713,563
      6,100   NorthPoint Communications
              Group, Inc.*                          222,650
     16,100   Peregrine Systems, Inc.*              413,569
      6,500   Portal Software, Inc.*                301,031
     32,000   Remedy Corp.*                         860,000
     20,500   Transaction System Architects,
              Inc. Class A*                         799,500
     31,800   Verity, Inc.*                       1,723,163
                                               ------------
                                                 17,443,388
                                               ------------
              CONSTRUCTION & HOUSING (0.3%)
     20,400   Coachmen Industries, Inc.             474,300
     10,500   Simpson Manufacturing Co.*            498,750
     26,800   Willbros Group, Inc.*                 227,800
                                               ------------
                                                  1,200,850
                                               ------------
              CONSUMER GOODS & SERVICES (2.0%)
     35,700   Alberto Culver Co. Class A            814,406
     47,100   Central Garden & Pet Co.*             482,775
     38,700   Devry, Inc.*                          865,912
     11,000   Fossil, Inc.*                         532,125
     52,500   Furniture Brands International,
              Inc.*                               1,463,437
     26,000   Helen of Troy Ltd.*                   466,375
     17,700   Matthews International Corp.
              Class A                               524,363
     35,000   Mohawk Industries, Inc.*            1,063,125
     29,500   Sun International Hotels Ltd.*      1,320,125
                                               ------------
                                                  7,532,643
                                               ------------
              CONTAINERS (0.4%)
     65,000   Ivex Packaging Corp.*               1,430,000
                                               ------------
              DATA PROCESSING & REPRODUCTION (0.3%)
     46,200   Inspire Insurance Solutions,
              Inc.*                                 669,900
     27,400   Market Guide, Inc.*                   582,250
                                               ------------
                                                  1,252,150
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              EDUCATION (0.2%)
     18,700   Strayer Education, Inc.          $    573,856
                                               ------------
              ELECTRICAL EQUIPMENT (1.1%)
     55,000   Belden, Inc.                        1,316,562
      8,600   Electro Scientific Industries,
              Inc.*                                 359,319
      8,800   Emulex Corp.*                         978,450
     13,000   Laser Vision Centers, Inc.*           819,000
     82,800   Optimal Robotics Corp.*               822,825
                                               ------------
                                                  4,296,156
                                               ------------
              ELECTRONICS (5.9%)
     52,500   AVT Corp.*                          1,988,437
     18,000   Alpha Industries, Inc.*               857,250
     11,400   Benchmark Electronics, Inc.*          409,688
     31,900   BMC Industries, Inc.                  328,969
     27,100   Burr-Brown Corp.*                     992,537
     21,200   C-Cube Microsystems, Inc.*            671,775
     20,500   Credence Systems Corp.*               761,062
     35,700   Dallas Semiconductor Corp.          1,802,850
     30,100   ETEC Systems, Inc.*                 1,000,825
     14,000   Flextronics International Ltd.*       777,000
     34,600   Galileo Technology Ltd.*            1,567,813
     15,000   Genesis Microchip, Inc.*              354,375
      4,700   Globespan, Inc.*                      186,825
     57,400   Methode Electronics, Inc. Class
              A                                   1,313,025
      7,000   Micrel, Inc.*                         518,000
      8,600   Novellus Systems, Inc.*               586,950
     21,500   Optical Coating Laboratory,
              Inc.                                1,797,938
     31,000   PMC-Sierra, Inc.*                   1,827,063
     36,900   Photronics, Inc.*                     904,050
     36,500   Primex Technologies, Inc.             787,031
     20,000   Proxim, Inc.*                       1,160,000
     25,000   Sawtek, Inc.*                       1,146,875
      8,500   SCI Systems, Inc.*                    403,750
     23,300   Telcom Semiconductor, Inc.*           224,263
                                               ------------
                                                 22,368,351
                                               ------------
              ENGINEERING & CONSTRUCTION (0.3%)
     22,500   Dycom Industries, Inc.*             1,260,000
                                               ------------
              ENVIRONMENTAL SERVICES (0.8%)
     76,500   Casella Waste Systems, Inc.*        1,989,000
     62,500   Tetra Tech, Inc.*                   1,031,250
                                               ------------
                                                  3,020,250
                                               ------------

 14              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              FINANCIAL INSTITUTIONS (2.3%)
     22,300   Bank United Corp.                $    896,181
     22,500   Community First Bankshares,
              Inc.                                  537,187
     22,000   Cullen Frost Bankers, Inc.            606,375
     30,000   First Midwest Bancorp., Inc.        1,192,500
     16,800   Ocean Financial Corp.                 304,500
     44,300   Peoples Heritage Financial
              Group, Inc.                           833,394
     12,575   Queens County Bancorp, Inc.           407,116
     13,400   Reliance Bancorp, Inc.                370,175
     51,825   Sterling Bancshares, Inc.             693,159
     18,000   Texas Regal Bancshares, Inc.
              Class A                               489,375
     92,900   Webster Financial Corp.             2,519,912
                                               ------------
                                                  8,849,874
                                               ------------
              FINANCIAL SERVICES (3.4%)
     80,000   Doral Financial Corp.               1,380,000
     17,900   Enhance Financial Services
              Group                                 353,525
     25,500   Hambrecht & Quist Group*              946,688
     40,900   Hudson United Bancorp               1,252,562
     35,000   Metris Cos., Inc.                   1,426,250
     13,900   National Discount Brokers
              Group, Inc.*                          806,200
     18,150   Reinsurance Group of America,
              Inc.                                  608,025
    165,000   Reliance Group Holdings, Inc.       1,227,187
     42,000   Renaissance Holdings Ltd.           1,554,000
     58,000   Terra Nova (Bermuda) Holdings
              Ltd.                                1,562,375
     31,659   XL Capital Ltd.                     1,788,734
                                               ------------
                                                 12,905,546
                                               ------------
              FOOD & BEVERAGE (0.3%)
     36,800   Ben & Jerry's Homemade, Inc.
              Class A*                            1,021,200
      9,600   Bush Boake Allen, Inc.*               280,800
                                               ------------
                                                  1,302,000
                                               ------------
              FURNISHINGS & APPLIANCES (0.2%)
     24,600   American Woodmark Corp.               867,150
                                               ------------
              HEALTH CARE (4.7%)
     43,200   Acuson Corp.*                         742,500
     39,000   ADAC Laboratories*                    282,750
     27,300   Alkermes, Inc.*                       631,313
     22,483   Block Drug, Inc. Class A              937,260
     70,800   CORE, Inc.*                           575,250
     46,900   Dentsply International, Inc.        1,313,200
     48,600   Haemonetics Corp.*                    975,038
     46,600   Hanger Orthopedic Group, Inc.*        661,138
     13,500   Henry Schein, Inc.*                   427,781
     21,000   Hooper Holmes, Inc.                   427,875
     13,000   IGEN International, Inc.*             378,625

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              HEALTH CARE (CONTINUED)
     53,500   Liposome Co., Inc.*              $  1,023,187
     35,700   Mentor Corp.                          664,912
     58,000   Millennium Pharmaceuticals,
              Inc.*                               2,088,000
     22,650   Patterson Dental Co.*                 787,087
     12,000   QLT PhotoTherapeutics, Inc.*          660,000
     29,400   Renal Care Group, Inc.*               760,725
     33,600   Respironics, Inc.*                    508,200
     18,400   Sunrise Assisted Living, Inc.*        641,700
     90,000   Total Renal Care Holdings*          1,400,625
     26,800   Trigon Healthcare, Inc.*              974,850
     19,700   Universal Health Services, Inc.
              Class B*                              940,675
                                               ------------
                                                 17,802,691
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.4%)
     49,200   Hussmann International, Inc.          814,875
     31,700   Industrie Natuzzi SPA ADR             616,169
                                               ------------
                                                  1,431,044
                                               ------------
              INDUSTRIAL/MISCELLANEOUS (1.1%)
     14,700   Brady Corp.                           477,750
     50,000   Gerber Scientific, Inc.             1,103,125
    100,000   Magnetek, Inc.                      1,056,250
    130,000   Titan International, Inc.           1,543,750
                                               ------------
                                                  4,180,875
                                               ------------
              INSURANCE (2.1%)
     97,400   Annuity and Life Re (Holdings)
              Ltd.                                2,185,412
     35,000   Everest Reinsurance Holdings,
              Inc.                                1,141,875
     45,600   FBL Financial Group, Inc.             889,200
     69,000   Fremont General Corp.               1,302,375
     12,400   Penn-America Group, Inc.              128,650
     12,100   Radian Group, Inc.                    590,631
     13,700   Scor ADR                              690,138
     35,600   Scottish Annuity & Life
              Holdings, Ltd.                        382,700
     28,500   W.R. Berkley Corp.                    712,500
                                               ------------
                                                  8,023,481
                                               ------------
              LEISURE/ENTERTAINMENT (1.2%)
     63,800   American Classic Voyages Co.*       1,531,200
     30,500   Premier Parks, Inc.*                1,120,875
     54,300   Sunterra Corp.*                       756,806
     56,000   Vistana, Inc.*                        882,000
                                               ------------
                                                  4,290,881
                                               ------------
              LEISURE SERVICES (0.2%)
     27,900   Championship Auto Racing Teams,
              Inc.*                                 835,256
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LODGING (0.1%)
     46,700   Prime Hospitality Corp.*         $    560,400
                                               ------------
              MACHINERY & CAPITAL GOODS (3.5%)
     56,900   Advanced Energy Industries,
              Inc.*                               2,308,006
     22,500   Astec Industries, Inc.*               916,875
     39,200   Denison International PLC*            602,700
     21,200   Dionex Corp.*                         858,600
     27,600   Gardner Denver, Inc.*                 445,050
     14,900   IDEX Corp.                            489,838
     26,700   Kaydon Corp.                          897,787
     16,800   Lincoln Electric Co.                  344,400
     61,500   PRI Automation, Inc.*               2,229,375
     82,200   Roper Industries, Inc.              2,630,400
     33,510   Zebra Technologies Corp. Class
              A*                                  1,288,041
                                               ------------
                                                 13,011,072
                                               ------------
              MATERIALS & PROCESSING (1.0%)
     58,300   Aptargroup, Inc.                    1,749,000
     25,500   Chirex, Inc.*                         819,188
     60,000   Crompton & Knowles Corp.            1,173,750
                                               ------------
                                                  3,741,938
                                               ------------
              MEDICAL PRODUCTS (1.5%)
     65,000   Advanced Neuromodulation
              Systems, Inc.*                        617,500
     58,000   CONMED Corp.*                       1,776,250
      9,300   Datascope Corp.*                      298,762
     21,400   Minimed, Inc.*                      1,646,462
     25,800   Xomed Surgical Products, Inc.*      1,256,138
                                               ------------
                                                  5,595,112
                                               ------------
              METAL PRODUCT & FABRICATION (0.0%)
     16,900   NN Ball & Roller, Inc.                 97,175
                                               ------------
              METALS/MINING (0.1%)
     35,700   Metals USA, Inc.*                     455,175
                                               ------------
              NATURAL GAS (0.3%)
     16,300   CMS Energy Corp.                      383,050
      9,799   Indiana Energy, Inc.                  208,841
      8,000   National Fuel Gas Co.                 388,000
                                               ------------
                                                    979,891
                                               ------------
              OFFICE EQUIPMENT & SUPPLIES (0.6%)
     56,400   United Stationers, Inc.             1,240,800
     45,300   Wallace Computer Services, Inc.     1,132,500
                                               ------------
                                                  2,373,300
                                               ------------
              OIL & GAS (4.6%)
     28,200   AGL Resources, Inc.                   519,937
     19,400   Cal Dive International, Inc.*         579,575
      8,400   Central Hudson Gas & Electric         352,800

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              OIL & GAS (CONTINUED)
     12,900   Connecticut Energy Corp.         $    497,456
     11,100   Eastern Enterprises                   441,225
    251,700   Global Industries Ltd.*             3,224,906
     15,750   MDU Resources Group, Inc.             359,297
      8,500   Montana Power Co.                     599,250
     34,200   Nabors Industries, Inc.*              835,762
     56,352   National-Oilwell, Inc.*               714,966
     22,400   Nevada Power Co.                      560,000
     15,000   NUI Corp.                             375,000
     26,300   Oceaneering International,
              Inc.*                                 424,088
     43,500   Offshore Logistics, Inc.*             483,938
     51,600   Petroleum Geo Services ADR*           767,550
     11,200   Piedmont Natural Gas Co., Inc.        348,600
     54,700   Pride International, Inc.*            577,768
     35,000   Sierra Pacific Resources            1,273,125
     36,100   Smith International, Inc.*          1,568,094
     39,900   Stone Energy Corp.*                 1,690,763
     18,800   Tuboscope Vetco International
              Corp.*                                257,325
     25,500   UTI Energy Corp.*                     422,344
     16,000   Wicor, Inc.                           447,000
                                               ------------
                                                 17,320,769
                                               ------------
              OIL & GAS/EQUIPMENT & SERVICES (1.1%)
     41,200   BJ Services Co.*                    1,212,825
     19,900   Cooper Cameron Corp.*                 737,544
     30,500   Helmerich & Payne, Inc.               726,281
    120,000   Varco International, Inc.*          1,312,500
                                               ------------
                                                  3,989,150
                                               ------------
              OIL & GAS/EXPLORATION & PRODUCTION (1.4%)
     29,300   Cabot Oil & Gas Corp.                 545,712
     36,500   Devon Energy Corp.                  1,304,875
     28,000   Louis Dreyfus Natural Gas
              Corp.*                                603,750
     18,000   Pogo Producing Co.                    335,250
    127,000   Rowan Cos., Inc.*                   2,341,563
                                               ------------
                                                  5,131,150
                                               ------------
              PHARMACEUTICALS (2.6%)
     43,200   Andrx Corp.*                        3,331,800
     13,000   Barr Laboratories, Inc.*              518,375
     31,600   Geltex Pharmaceuticals, Inc.*         568,800
     51,500   IDEC Pharmaceuticals Corp.*         3,968,719
     20,750   Priority Healthcare Corp.*            715,875
      7,100   Sepracor, Inc.*                       576,875
                                               ------------
                                                  9,680,444
                                               ------------
              PRINTING & PUBLISHING (0.2%)
     41,300   Getty Images, Inc.*                   779,538
                                               ------------
              REAL ESTATE (0.7%)
     90,000   Fairfield Communities, Inc.*        1,451,250
     11,400   Health Care, Inc., REIT               265,050

 16              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              REAL ESTATE (CONTINUED)
      8,900   Health Care Property Investors,
              Inc., REIT                       $    256,988
     18,800   Jones Lang LaSalle, Inc.*             560,475
                                               ------------
                                                  2,533,763
                                               ------------
              RESTAURANTS (0.5%)
     58,000   Applebee's International, Inc.      1,747,250
     20,900   NPC International, Inc.*              321,338
                                               ------------
                                                  2,068,588
                                               ------------
              RETAIL (6.6%)
     44,000   99 Cents Only Stores*               2,197,250
     31,500   American Eagle Outfitters,
              Inc.*                               1,433,250
     24,000   Ames Department Stores, Inc.*       1,095,000
     48,900   Applied Micro Circuits Corp.*       4,022,025
     14,000   BJ's Wholesale Club, Inc.*            420,875
     10,100   Black Box Corp.*                      506,263
     23,500   Children's Place*                     951,750
     19,800   Claire's Stores, Inc.                 507,375
     35,700   Cost Plus, Inc.-California*         1,624,350
     56,000   Linens 'N' Things, Inc.*            2,450,000
     14,100   Onsale, Inc.*                         267,019
     60,000   Petsmart, Inc.*                       615,000
     46,500   Pier 1 Imports, Inc.                  523,125
     40,000   Rent-A-Center, Inc.*                  960,000
     49,100   Ruddick Corp.                         982,000
     19,500   Schultz Sav-O Stores, Inc.            312,000
     10,000   ShopKo Stores, Inc.*                  362,500
     61,800   Signet Group, PLC                   1,552,725
     16,000   Talbots, Inc.                         610,000
     13,200   Value America, Inc.*                  250,800
     70,000   Whitehall Jewellers, Inc.*          1,868,125
     16,800   Whole Foods Market, Inc.*             807,450
     39,700   Zany Brainy, Inc.*                    384,594
                                               ------------
                                                 24,703,476
                                               ------------
              SECURITY SERVICES (0.1%)
     19,400   Kroll-O'Gara Co.*                     428,012
                                               ------------
              TECHNOLOGY (1.1%)
     26,000   CACI International, Inc. Class
              A*                                    585,000
      4,400   Go2Net, Inc.*                         404,250
     22,000   InfoSpace.com, Inc.*                1,034,000
      5,000   Safeguard Scientifics, Inc.*          310,000
     24,000   Salon.com*                            228,000
     24,900   Stamps.com, Inc.*                     435,750
      6,100   VerticalNet, Inc.*                    639,737
      7,390   Xoom.com, Inc.*                       387,975
                                               ------------
                                                  4,024,712
                                               ------------
              TELECOMMUNICATION EQUIPMENT (2.8%)
     52,500   ANTEC Corp.*                        1,683,281
     16,200   Dialogic Corp.*                       710,775

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TELECOMMUNICATION EQUIPMENT (CONTINUED)
     50,000   Digital Microwave Corp.*         $    637,500
     19,500   Gilat Satellite Networks Ltd.*      1,023,750
     20,000   Harmonic, Inc.*                     1,148,750
     55,100   PairGain Technologies, Inc.*          633,650
     39,000   Pinnacle Holdings, Inc.*              955,500
     11,500   Polycom, Inc.*                        448,500
     38,100   Powerwave Technologies, Inc.*       1,228,725
     47,600   Radiant Systems, Inc.*                678,300
     30,000   Research In Motion Ltd.*              607,500
     14,200   Scientific-Atlanta, Inc.              511,200
      5,200   Tut Systems, Inc.*                    254,475
                                               ------------
                                                 10,521,906
                                               ------------
              TELECOMMUNICATIONS (2.5%)
     50,100   Davox Corp.*                          598,069
      9,700   NEXTLINK Communications, Inc.*        721,438
     19,600   Omnipoint Corp.*                      567,175
     20,700   Powertel, Inc.*                       618,413
     90,000   TranSwitch Corp.*                   4,263,750
     48,700   Viatel, Inc.*                       2,733,287
                                               ------------
                                                  9,502,132
                                               ------------
              TRANSPORTATION (2.0%)
     11,000   C.H. Robinson Worldwide, Inc.         404,250
     15,500   Coach USA, Inc.*                      650,031
     41,000   Expeditors International of
              Washington, Inc.                    1,117,250
     36,200   Mark VII, Inc.*                       601,825
     23,000   Midwest Express Holdings, Inc.*       782,000
    102,600   Newport News Shipbuilding, Inc.     3,026,700
     36,750   Swift Transportation Co., Inc.*       808,500
                                               ------------
                                                  7,390,556
                                               ------------
              UTILITIES (0.7%)
     16,500   CMP Group, Inc.                       432,094
     28,500   Cleco Corp.                           865,688
     14,100   TNP Enterprises, Inc.                 511,125
     20,000   United Illuminating Co.               848,750
                                               ------------
                                                  2,657,657
                                               ------------
              WASTE MANAGEMENT (0.4%)
     85,000   Safety-Kleen Corp.*                 1,540,625
                                               ------------
              TOTAL UNITED STATES               305,821,484
                                               ------------
              TOTAL COMMON STOCK
              (cost $286,485,038)               355,005,742
                                               ------------
              PREFERRED STOCK
              GERMANY (0.5%)
              BROADCAST MEDIA/CABLE TELEVISION (0.3%)
     24,600   ProSieben Media AG                  1,116,222
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              GERMANY (CONTINUED)
              RETAIL/GENERAL (0.2%)
     21,900   Fielmann AG                      $    810,776
                                               ------------
              TOTAL PREFERRED STOCK
              (cost $2,054,219)                   1,926,998
                                               ------------
----------
 PRINCIPAL
----------
              COMMERCIAL PAPER (1.1%)
$ 4,111,000   Koch Industries, 5.60%,
              07/01/99
              (cost $4,111,000)                   4,111,000
                                               ------------
              U.S. GOVERNMENT OBLIGATIONS (1.1%)
  1,209,000   U.S. Treasury Bills,
              4.39-4.48%, 08/19/99                1,201,694
    710,000   U.S. Treasury Bills,
              4.45-4.49%, 08/26/99                  705,284
  1,272,000   U.S. Treasury Bills,
              4.57-4.58%, 09/16/99                1,259,512
     71,000   U.S. Treasury Bills, 4.56%,
              09/23/99                               70,243
    754,000   U.S. Treasury Bills, 4.67%,
              10/07/99                              744,456
                                               ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (cost $3,981,037)                   3,981,189
                                               ------------

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS (3.3%)
$10,048,000   Fifth Third Bank, 4.40%,
              07/01/99, Collateralized by
              $10,270,000 FHLMC Gold Pool
              #G30141 6.50%, 01/01/19, market
              value $10,270,000                $ 10,048,000
  2,459,000   State Street Bank, 4.70%,
              07/01/99, Collateralized by
              $1,710,000 U.S. Treasury Bond,
              14.00%, 11/15/11, market value
              $2,513,000                          2,459,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (cost $12,507,000)                 12,507,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $309,138,294)              $377,531,929
                                               ============

--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS
                                 CONTRACT    MARKET
                                  VALUE      VALUE
         CURRENCY SOLD           (U.S. $)   (U.S. $)   APPRECIATION   DELIVERY DATE
-------------------------------  --------   --------      ------      ----------
Canadian Dollars                 $50,490    $50,439       $   51        07/02/99

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $309,983,112.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

The abbreviations in the above statement stand for the following:

    AB      Aktiebolag (Swedish stock company)
    ADR     American Depositary Receipt
    AG      Aktiengesellschaft (Austrian or German stock company)
    A/S     Limited (Danish)
    ASA     Limited
    FHLMC   Federal Home Loan Mortgage Corporation
    NV      Naamloze Vennootschap (Dutch corporation)
    OYJ     Limited (Finnish)
    PLC     Public Limited Company (British or Irish)
    REIT    Real Estate Investment Trust
    SA      Societe Anonyme (French or Swiss corporation)
    SA      Sociedad Anonima (Portuguese or Spanish corporation)
    SPA     Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 18              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                  INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            ASSET-BACKED SECURITIES (5.4%)
$ 90,000    American Express Master Trust,
            Accounts Receivable Trust
            Certificates, Series 1998-1 Class
            A, 5.90%, 04/15/04                   $   88,715
 170,000    Discover Card Master Trust I,
            Series 1999-4 Class A, 5.65%,
            11/16/04                                167,042
 110,000    Standard Credit Card Master Trust,
            Series 1994-4 Class A, 8.25%,
            11/07/03                                114,485
                                                 ----------
            TOTAL ASSET-BACKED SECURITIES
            (cost $476,621)                         370,242
                                                 ----------
            CORPORATE BONDS (14.0%)
            BANKS (1.5%)
 100,000    Countrywide Home Loans, Inc.,
            6.85%, 06/15/04                          99,986
                                                 ----------
            FINANCIAL (4.6%)
  50,000    Ford Motor Credit Co., 8.20%,
            02/15/02                                 52,161
 100,000    Household Finance Corp., 6.50%,
            11/15/08                                 94,913
 100,000    Morgan Stanley Dean Witter & Co.,
            6.875%, 03/01/07                         99,106
  50,000    Norwest Corp., 8.15%, 11/01/01           51,983
  20,000    Sears Roebuck Acceptance Corp.,
            6.38%, 11/21/01                          19,902
                                                 ----------
                                                    318,065
                                                 ----------
            INDUSTRIAL (1.4%)
  50,000    Waste Management, Inc., 6.125%,
            07/15/01                                 49,665
  50,000    The Williams Cos., Inc., 6.125%,
            02/01/01                                 49,644
                                                 ----------
                                                     99,309
                                                 ----------
            LEASE/RENTAL (1.4%)
 100,000    Hertz Corp., 6.25%, 03/15/09             93,204
                                                 ----------
            TELEPHONE (0.7%)
  50,000    MCI Worldcom, Inc., 6.125%,
            08/15/01                                 49,756
                                                 ----------
            TRANSPORTATION (0.7%)
  47,715    Southwest Airlines Co., 7.67%,
            01/02/14                                 49,852
                                                 ----------
            UTILITY/ELECTRIC (3.7%)
 100,000    Noram Energy Corp., 6.375%,
            11/01/03                                 97,759
 100,000    Pacific Gas & Electric, 6.375%,
            11/01/03                                103,673
  55,000    Public Service Co. of Colorado,
            6.00%, 04/15/03                          54,060
                                                 ----------
                                                    255,492
                                                 ----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            TOTAL CORPORATE BONDS
            (cost $893,822)                      $  965,664
                                                 ----------
            U.S. GOVERNMENT AND AGENCY LONG-TERM
            OBLIGATIONS (86.7%)
            FEDERAL HOME LOAN BANKS (4.2%)
$300,000    5.125%, 09/15/03                        288,651
                                                 ----------
            STUDENT LOAN MORTGAGE ASSOCIATION (12.9%)
 892,000    4.68%, 07/02/99                         891,896
                                                 ----------
            U.S. TREASURY BONDS (6.6%)
 150,000    6.00%, 02/15/26                         145,875
 300,000    6.50%, 11/15/26                         310,500
                                                 ----------
                                                    456,375
                                                 ----------
            U.S. TREASURY NOTES (63.0%)
 250,000    7.75%, 11/30/99                         252,734
 740,000    4.50%, 09/30/00                         731,443
 133,000    6.25%, 04/30/01                         134,621
 250,000    6.625%, 07/31/01                        255,234
 195,000    6.50%, 05/31/02                         199,387
 430,000    5.75%, 08/15/03                         430,000
  30,000    4.75%, 02/15/04                          28,828
  40,000    7.25%, 05/15/04                          42,437
 400,000    7.25%, 08/15/04                         424,875
 395,000    6.50%, 05/15/05                         407,097
 275,000    6.50%, 08/15/05                         283,508
 400,000    7.00%, 07/15/06                         423,750
 560,000    6.125%, 08/15/07                        566,125
 180,000    4.75%, 11/15/08                         165,206
                                                 ----------
                                                  4,345,245
                                                 ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
            LONG-TERM OBLIGATIONS
            (cost $6,074,245)                     5,982,167
                                                 ----------
            REPURCHASE AGREEMENT (3.1%)
 218,000    Fifth Third Bank, 4.40%, 07/01/99,
            Collateralized by $230,000 FHLMC
            Gold Pool #G30141, 6.50%, 01/01/19,
            market value $230,000
            (cost $218,000)                         218,000
                                                 ----------
            TOTAL INVESTMENTS
            (cost $7,662,688)                    $7,536,073
                                                 ==========

------------------------------------------------------

Cost for federal income tax purposes: $7,674,438.

The abbreviation in the above statement stands for the following:

FHLMC Federal Home Loan Mortgage Corporation

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            COMMON STOCK (87.8%)
            BANKS/REGIONAL (3.6%)
    4,500   First Tennessee National Corp.     $  172,406
    4,000   Providian Financial Corp.             374,000
    6,000   Zions Bancorp.                        381,000
                                               ----------
                                                  927,406
                                               ----------
            BANKS/SUPER REGIONAL (2.2%)
    4,500   BankBoston Corp.                      230,062
    4,000   State Street Corp.                    341,500
                                               ----------
                                                  571,562
                                               ----------
            BIOTECHNOLOGY (0.6%)
    4,400   Millennium Pharmaceuticals, Inc.*     158,400
                                               ----------
            BROADCASTING/TELEVISION (2.5%)
    2,500   Adelphia Communications Corp.
            Class A*                              159,062
    3,500   Clear Channel Communications, Inc.*   241,281
    3,700   SFX Entertainment, Inc.*              246,281
                                               ----------
                                                  646,624
                                               ----------
            BROKERAGE & INVESTMENT MANAGEMENT (4.3%)
    1,300   Ameritrade Holding Corp. Class A*     137,800
    4,500   Donaldson, Lufkin & Jenrette,
            Inc.                                  271,125
    8,000   Franklin Resources, Inc.              325,000
    2,200   Knight/Trimark Group, Inc. Class A*   132,688
    2,500   The Bear Stearns Cos., Inc.           116,875
    9,500   WEBS -- Japan Index                   118,750
                                               ----------
                                                1,102,238
                                               ----------
            COMMERCIAL SERVICES (1.2%)
    4,000   MedQuist, Inc.*                       175,000
    2,000   TMP Worldwide, Inc.*                  127,000
                                               ----------
                                                  302,000
                                               ----------
            COMPUTERS/HARDWARE (9.0%)
    7,500   American Power Conversion Corp.*      150,937
    5,000   Apple Computer, Inc.*                 231,562
    5,000   CNET, Inc.*                           288,125
    3,000   E*TRADE Group, Inc.*                  119,813
    1,900   Exodus Communications, Inc.*          227,881
    1,700   Inktomi Corp.*                        221,956
    7,000   Lexmark International Group, Inc.
            Class A*                              462,438
   13,700   Net.Bank, Inc.*                       520,600
    1,000   Verisign, Inc.*                        86,250
                                               ----------
                                                2,309,562
                                               ----------

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            COMPUTERS/SOFTWARE & SERVICE (15.3%)
    2,100   Broadvision, Inc.*                 $  154,875
    5,500   Check Point Software Technologies
            Ltd.*                                 294,937
    5,000   Citrix Systems, Inc.*                 282,500
    6,500   Compuware Corp.*                      206,781
    3,500   Electronic Arts, Inc.*                189,875
    1,500   Extreme Networks, Inc.*                87,094
    8,000   Gemstar International Group Ltd.*     522,000
    7,000   International Network Services*       282,625
    3,600   INTUIT, Inc.*                         324,450
    6,000   ISS Group, Inc.*                      226,500
    3,000   Mercury Interactive Corp.*            106,125
    7,500   New Era of Networks, Inc.*            329,531
    9,500   Novell, Inc.*                         251,750
    5,500   Rational Software Corp.*              181,156
    3,100   Shared Medical Systems Corp.          202,275
    3,000   Veritas Software Corp.*               284,813
                                               ----------
                                                3,927,287
                                               ----------
            COSMETIC & PERSONAL CARE (0.3%)
    2,700   General Nutrition Cos., Inc.*          62,944
                                               ----------
            ELECTRONIC PRODUCT/MISCELLANEOUS (1.6%)
    9,000   Jabil Circuit, Inc.*                  406,125
                                               ----------
            ELECTRONICS/SEMICONDUCTORS (8.9%)
    2,000   Applied Micro Circuits Corp.*         164,500
    3,500   ASM Lithography Holding NV*           207,812
      400   Broadcom Corp.*                        57,825
    5,500   LSI Logic Corp.*                      253,688
   17,000   MEMC Electronic Materials, Inc.*      207,188
    6,500   Micron Technology, Inc.*              262,031
    5,000   Novellus Systems, Inc.*               341,250
    3,400   PMC-Sierra, Inc.*                     200,388
    5,500   PRI Automation, Inc.*                 199,375
    2,200   Teradyne, Inc.*                       157,850
    1,700   Vitesse Semiconductor Corp.*          114,644
    2,000   Xilinx, Inc.*                         114,500
                                               ----------
                                                2,281,051
                                               ----------
            HEALTH CARE (3.4%)
    1,100   Allergan, Inc.                        122,100
    3,400   Biogen, Inc.*                         218,662
    2,000   Express Scripts, Inc. Class A*        120,375
    5,000   Sepracor, Inc.*                       406,250
                                               ----------
                                                  867,387
                                               ----------
            LEISURE & ENTERTAINMENT (0.9%)
    5,300   Royal Caribbean Cruises Ltd.          231,875
                                               ----------

 20              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            OIL WELL EQUIPMENT & SERVICES (8.1%)
   16,500   Cooper Cameron Corp.*              $  611,531
   19,000   Ensco International, Inc.             378,813
   22,300   Global Marine, Inc.*                  344,256
   21,000   Rowan Cos., Inc.*                     387,188
    5,500   Smith International, Inc.*            238,906
    4,000   Tidewater, Inc.                       122,000
                                               ----------
                                                2,082,694
                                               ----------
            PAPER & FOREST PRODUCTS (0.9%)
    5,000   Georgia-Pacific Group                 236,875
                                               ----------
            RESTAURANTS (2.7%)
    5,200   Outback Steakhouse, Inc.*             204,425
    8,100   Starbucks Corp.*                      304,256
    3,500   Tricon Global Restaurants, Inc.*      189,438
                                               ----------
                                                  698,119
                                               ----------
            RETAIL (10.6%)
    6,000   Abercrombie & Fitch Co. Class A*      288,000
    2,500   American Eagle Outfitters, Inc.*      113,750
    5,200   CDW Computer Centers, Inc.*           228,800
    3,700   Circuit City Stores -- Circuit
            City Group                            344,100
    2,325   Intimate Brands, Inc.                 110,147
    9,000   Kohls Corp.*                          694,688
    2,700   Linens 'n Things, Inc.*               118,125
    9,000   PETsMart, Inc.*                        92,250
    7,700   Tandy Corp.                           376,338
    4,000   The Children's Place Retail
            Stores, Inc.*                         162,000
    4,300   Whole Food Market, Inc.*              206,669
                                               ----------
                                                2,734,867
                                               ----------
            SHOE & APPAREL MANUFACTURING (0.4%)
    1,500   Tommy Hilfiger Corp.*                 110,250
                                               ----------
            TELECOMMUNICATIONS EQUIPMENT (5.0%)
    5,500   Aware, Inc.*                          253,687
    8,000   Ciena Corp.*                          241,500
   12,800   General Instrument Corp.*             544,000
    1,500   Uniphase Corp.*                       249,000
                                               ----------
                                                1,288,187
                                               ----------

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            TELECOMMUNICATIONS SERVICE (6.3%)
    8,000   At Home Corp.*                     $  431,500
    3,200   Cablevision Systems Corp.*            224,000
    6,000   Covad Communications Group, Inc.*     319,875
    3,800   Global TeleSystems Group, Inc.*       307,800
    7,000   WinStar Communications, Inc.*         341,250
                                               ----------
                                                1,624,425
                                               ----------
            TOTAL COMMON STOCK
            (cost $20,514,182)                 22,569,878
                                               ----------
--------
PRINCIPAL
--------
            REPURCHASE AGREEMENT (10.1%)
$2,595,000  Fifth Third Bank, 4.40%, 07/01/99
            Collateralized by $2,695,000 FNMA
            Pool #323020, 6.50%, 02/01/13,
            market value $2,647,837
            (cost $2,595,000)                   2,595,000
                                               ----------
            TOTAL INVESTMENTS
            (cost $23,109,182)                 $25,164,878
                                               ==========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $23,725,100.

The abbreviations in the above statement stand for the following:

  FNMA  Federal National Mortgage Association
  NV    Naamloze Vennotschap (Dutch corporation)
  WEBS  World Equity Benchmark Share

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            COMMON STOCK (97.4%)
            AEROSPACE/DEFENSE (6.1%)
  12,800    Lockheed Martin Corp.               $   476,800
   7,900    Raytheon Co. Class B                    555,962
                                                -----------
                                                  1,032,762
                                                -----------
            AIR FREIGHT (3.3%)
  10,200    FDX Corp.*                              553,350
                                                -----------
            AUTO PARTS & EQUIPMENT (3.2%)
   9,800    Borg-Warner Automotive, Inc.            539,000
                                                -----------
            COMPUTERS/SOFTWARE & SERVICES (2.5%)
  33,500    Cadence Design Systems, Inc.*           427,125
                                                -----------
            ELECTRONICS/COMPONENTS & DISTRIBUTORS (9.7%)
  25,550    Arrow Electronics, Inc.*                485,450
  11,200    Avnet, Inc.                             520,800
   6,272    Philips Electronics NV ADR              632,688
                                                -----------
                                                  1,638,938
                                                -----------
            FINANCIAL INSTITUTIONS (15.3%)
   7,000    Bank of America Corp.                   513,188
   6,200    Chase Manhattan Corp.                   537,075
  13,400    Mellon Bank Corp.                       487,425
  12,100    Summit Bancorp                          505,931
  12,800    Wells Fargo & Co.                       547,200
                                                -----------
                                                  2,590,819
                                                -----------
            FINANCIAL SERVICES (2.6%)
   6,500    Fannie Mae                              444,438
                                                -----------
            FOOD & BEVERAGE (2.7%)
  11,400    Philip Morris Cos., Inc.                458,137
                                                -----------
            HEALTH CARE (8.0%)
  15,600    ICN Pharmaceutical, Inc.                502,125
  19,200    Mylan Laboratories, Inc.                508,800
  27,600    Omnicare, Inc.                          348,450
                                                -----------
                                                  1,359,375
                                                -----------
            HOUSEHOLD FURNITURE & APPLIANCES (3.3%)
   8,200    Maytag Corp.                            571,437
                                                -----------
            INSURANCE (8.5%)
  12,500    Allstate Corp.                          448,438
   8,000    Chubb Corp.                             556,000
  11,800    PartnerRe Ltd.                          441,025
                                                -----------
                                                  1,445,463
                                                -----------
            INVESTMENT MANAGEMENT (6.1%)
   6,000    Merrill Lynch & Co., Inc.               479,625
  12,000    Paine Webber Group, Inc.                561,000
                                                -----------
                                                  1,040,625
                                                -----------

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            IRON & STEEL (3.1%)
  21,100    Ucar International, Inc.*           $   532,775
                                                -----------
            METALS MINING (5.8%)
  13,700    Lafarge Corp.                           485,494
   7,700    Southdown, Inc.                         494,725
                                                -----------
                                                    980,219
                                                -----------
            RAILROADS (5.8%)
  14,300    Burlington Northern Santa Fe Corp.      443,300
   8,100    Canadian National Railway Co.           542,700
                                                -----------
                                                    986,000
                                                -----------
            RETAIL/DEPARTMENT STORES (5.4%)
  10,700    May Department Stores Co.               437,362
  10,700    Sears, Roebuck and Co.                  476,819
                                                -----------
                                                    914,181
                                                -----------
            SERVICES/COMMERCIAL & CONSUMER (3.3%)
  19,300    Diebold, Inc.                           554,875
                                                -----------
            TELECOMMUNICATIONS/CELLULAR (2.7%)
  14,100    ECI Telecom Ltd.                        467,944
                                                -----------
            TOTAL COMMON STOCK
            (cost $15,999,568)                   16,537,463
                                                -----------
--------
PRINCIPAL
--------
            REPURCHASE AGREEMENT (5.5%)
$934,000    Fifth Third Bank, 4.40%, 07/01/99,
            Collateralized by $970,000 FNMA
            Pool #323020, 6.50%, 02/01/13,
            market value $953,025 (cost
            $934,000)                               934,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $16,933,568)                  $17,471,463
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $16,952,956.

The abbreviations in the above statement stand for the following:

    ADR   American Depositary Receipt
    FNMA  Federal National Mortgage Association
    NV    Naamoloze Vennootschap (Dutch corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            COMMON STOCK (78.3%)
            AEROSPACE/DEFENSE (0.9%)
   5,300    Lockheed Martin Corp.               $   197,425
                                                -----------
            AUTOMOBILES, PARTS, & EQUIPMENT (1.0%)
   3,800    Ford Motor Co.                          214,463
                                                -----------
            CHEMICALS (1.2%)
   4,000    E.I. du Pont de Nemours and Co.         273,250
                                                -----------
            COMPUTERS/EQUIPMENT & SERVICES (7.4%)
   6,748    Apple Computer, Inc.*                   312,517
   4,000    International Business Machines
            Corp.                                   517,000
   3,800    Lexmark International Group, Inc.
            Class A*                                251,038
   8,700    Storage Technology Corp.*               197,925
   4,100    Sun Microsystems, Inc.*                 282,388
   6,900    Western Digital Corp.*                   44,850
                                                -----------
                                                  1,605,718
                                                -----------
            COMPUTERS/SOFTWARE & SERVERS (2.5%)
   1,600    Cisco Systems, Inc.*                    103,200
   7,800    Electronic Data Systems Corp.           441,188
                                                -----------
                                                    544,388
                                                -----------
            CONSUMER FINANCE (3.3%)
   8,450    Citigroup, Inc.                         401,375
   4,300    H & R Block, Inc.                       215,000
   1,800    Lincoln National Corp.                   94,162
                                                -----------
                                                    710,537
                                                -----------
            ELECTRICAL EQUIPMENT (2.4%)
   3,000    Emerson Electric Co.                    188,625
   3,000    General Electric Co.                    339,000
                                                -----------
                                                    527,625
                                                -----------
            ELECTRONICS/COMPONENTS (1.1%)
   4,000    Intel Corp.                             238,000
                                                -----------
            ENTERTAINMENT (1.4%)
  10,100    The Walt Disney Co.                     311,206
                                                -----------
            FINANCIAL INSTITUTIONS (6.7%)
   5,018    Bank of America Corp.                   367,882
   6,540    Bank One Corp.                          389,539
   2,700    Chase Manhattan Corp.                   233,887
   4,700    First Union Corp.                       220,900
   6,900    Mellon Bank Corp.                       250,987
                                                -----------
                                                  1,463,195
                                                -----------

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            FOOD & BEVERAGES (5.8%)
   4,200    General Mills, Inc.                 $   337,575
   6,200    H. J. Heinz Co.                         310,775
   5,000    Nabisco Holdings Corp.                   97,812
   7,400    PepsiCo., Inc.                          286,287
   5,800    Philip Morris Cos., Inc.                233,087
                                                -----------
                                                  1,265,536
                                                -----------
            HEALTH CARE/DIVERSIFIED (2.5%)
   6,100    American Home Products Corp.            350,750
   2,000    Johnson & Johnson                       196,000
                                                -----------
                                                    546,750
                                                -----------
            HEALTH CARE/DRUGS (8.0%)
   8,000    Abbott Laboratories                     364,000
   5,700    Baxter International, Inc.              345,563
   6,500    Bristol-Myers Squibb Co.                457,844
   4,700    Merck & Co., Inc.                       347,800
   3,600    Warner-Lambert Co.                      249,750
                                                -----------
                                                  1,764,957
                                                -----------
            HOUSEHOLD FURNITURE & APPLIANCES (1.0%)
   2,800    Whirlpool Corp.                         207,200
                                                -----------
            INSURANCE (1.2%)
   4,800    The Allstate Corp.                      172,200
   1,200    Chubb Corp.                              83,400
                                                -----------
                                                    255,600
                                                -----------
            INSURANCE BROKERS (0.9%)
   2,550    Marsh & McLennan Cos., Inc.             192,525
                                                -----------
            INVESTMENT MANAGEMENT (1.3%)
   2,700    Morgan Stanley Dean Witter & Co.        276,750
                                                -----------
            MANUFACTURING (2.0%)
   8,800    Cooper Tire & Rubber Co.                207,900
   3,000    Textron, Inc.                           246,938
                                                -----------
                                                    454,838
                                                -----------
            METALS/MINING (1.0%)
  14,500    USEC, Inc.                              215,687
                                                -----------
            OFFICE EQUIPMENT & SUPPLIES (2.2%)
   3,300    Pitney Bowes, Inc.                      212,025
   4,400    Xerox Corp.                             259,875
                                                -----------
                                                    471,900
                                                -----------
            OIL & GAS/PRODUCTION (4.8%)
   2,200    British Petroleum Co. PLC               238,700
   3,200    Exxon Corp.                             246,800
   5,000    Halliburton Co.                         226,250
   3,400    Mobil Corp.                             336,600
                                                -----------
                                                  1,048,350
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            PERSONAL CARE PRODUCTS (2.2%)
   4,400    Kimberly-Clark Corp.                $   250,800
   2,500    Procter & Gamble Co.                    223,125
                                                -----------
                                                    473,925
                                                -----------
            PUBLISHING/NEWSPAPER (1.0%)
   6,000    New York Times Co.                      220,875
                                                -----------
            REAL ESTATE (0.3%)
   1,800    Post Properties, Inc., REIT              73,800
                                                -----------
            RETAIL (1.9%)
   3,800    Albertsons, Inc.                        195,938
   4,400    J. C. Penney Co., Inc.                  213,675
                                                -----------
                                                    409,613
                                                -----------
            TELECOMMUNICATIONS (8.9%)
   4,700    Ameritech Corp.                         345,450
   2,700    AT&T Corp.                              150,694
   7,100    GTE Corp.                               537,825
   4,314    MCI Worldcom, Inc.*                     372,082
   7,800    Sprint Corp. (FON Group)                411,937
   2,200    Sprint Corp. (PCS Group)*               125,675
                                                -----------
                                                  1,943,663
                                                -----------
            TELECOMMUNICATION EQUIPMENT (2.9%)
   3,500    Motorola, Inc.                          331,625
   4,600    Tellabs, Inc.*                          310,788
                                                -----------
                                                    642,413
                                                -----------
            TOBACCO (0.2%)
   1,666    R.J. Reynolds Tobacco Holdings,
            Inc.*                                    52,479
                                                -----------
            TRANSPORTATION/SHIPPING (0.8%)
   4,400    CNF Transportation, Inc.                168,850
                                                -----------
            UTILITIES/ELECTRIC COMPANIES (1.5%)
   3,900    Enron Corp.                             318,825
                                                -----------
            TOTAL COMMON STOCK
            (cost $14,614,815)                   17,090,343
                                                -----------
            CONVERTIBLE PREFERRED STOCK (10.4%)
            BANKS (1.2%)
   8,100    Westpac Banking Corp., STRYPES,
            10.00%                                  262,238
                                                -----------
            CHEMICALS/DIVERSIFIED (0.9%)
   5,100    Monsanto Co., ACES, 6.50%               204,637
                                                -----------

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            CONSUMER FINANCE (1.9%)
   7,400    Conseco, Inc., 7.00%                $   297,387
   4,400    Lincoln National Corp., PRIDES,
            7.75%                                   119,625
                                                -----------
                                                    417,012
                                                -----------
            ELECTRIC COMPANIES (1.6%)
   6,250    Texas Utilities Co., PRIDES, 9.25%      343,750
                                                -----------
            ELECTRICAL EQUIPMENT (1.2%)
   9,600    Crown Cork & Seal Co., Inc., 4.50%      257,400
                                                -----------
            FINANCIAL (0.2%)
     300    Jefferson Pilot Corp., 7.25%             36,900
                                                -----------
            FOOD & BEVERAGES (2.1%)
   2,800    Ralston-Ralston Purina Group,
            7.00%                                   130,200
   1,700    Suiza Foods Corp., 5.50%                 63,113
   7,000    Suiza Foods Corp., 5.50%**              259,875
                                                -----------
                                                    453,188
                                                -----------
            MACHINERY/DIVERSIFIED (1.3%)
   9,500    Ingersoll-Rand Co., 6.75%               285,000
                                                -----------
            TOTAL CONVERTIBLE PREFERRED STOCK
            (cost $2,343,237)                     2,260,125
                                                -----------

---------
PRINCIPAL
---------
            CONVERTIBLE DEBT (6.6%)
            COMPUTERS/HARDWARE (3.1%)
$450,000    Citrix Systems, 0.00%, 03/22/19**       202,500
  75,000    EMC Corp., 3.25%, 03/15/02              369,563
 570,000    Western Digital Corp., 0.00%, 02/18/18** 96,900
                                                -----------
                                                    668,963
                                                -----------
            COMPUTERS/SOFTWARE & SERVICES (1.0%)
  25,000    America Online, Inc., 4.00%,
            11/15/02                                211,093
                                                -----------
            ELECTRONICS/SEMICONDUCTORS (0.6%)
  90,000    LSI Logic Corp., 4.25%, 03/15/04**      146,925
                                                -----------
            RETAIL/DISCOUNTERS (1.9%)
 150,000    Home Depot, Inc., 3.25%, 10/01/01       417,188
                                                -----------
            TOTAL CONVERTIBLE DEBT
            (cost $868,796)                       1,444,169
                                                -----------

 24              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS (4.7%)
$1,028,000  Fifth Third Bank, 4.40%, 07/01/99,
            Collateralized by $1,068,000 FNMA
            Pool #323020, 6.50%, 02/01/13,
            market value $1,049,310 (cost
            $1,028,000)                         $ 1,028,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $18,854,848)                  $21,822,637
                                                ===========

-------------------------------------------------------

 * Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule
   144A, which limits the resale to certain qualified buyers.

Cost for federal income tax purposes: $18,854,929.

The abbreviations in the above statement stand for the following:

    ACES     Adjustable Conversion-Rate Equity
             Security
    FNMA     Federal National Mortgage Association
    PLC      Public Limited Company (British)
    PRIDES   Preferred Redeemable Increased Dividend
             Equity Securities
    REIT     Real Estate Investment Trust
    STRYPES  Structure Yield Product Exchangeable for
             Stock

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CORPORATE BOND (94.3%)
             AEROSPACE/DEFENSE (0.7%)
$  250,000   Anteon Corp., Sr. Sub. Note,
             12.00%, 05/15/09*                  $   247,500
   125,000   Condor Systems, Inc., Co.
             Guarantee, 11.875%, 05/01/09*          121,875
                                                -----------
                                                    369,375
                                                -----------
             ADVERTISING (0.6%)
   275,000   Outdoor Systems, Inc., Co.
             Guarantee, 8.875%, 06/15/07            288,406
                                                -----------
             AGRICULTURAL PRODUCT (0.2%)
   100,000   Royster-Clark, Inc., First
             Mortgage Note, 10.25%, 04/01/09*        99,500
                                                -----------
             AUTO PARTS & EQUIPMENT (2.6%)
   200,000   Accuride Corp., Sr. Sub. Note,
             9.25%, 02/01/08*                       197,000
   275,000   Collins & Aikman Products, Inc.,
             Co. Guarantee, 11.50%, 04/15/06        279,125
   100,000   HDA Parts System, Inc., Sr. Sub.
             Note, 12.00%, 08/01/05*                101,500
   200,000   JL French Automotive Casting, Sr.
             Sub. Note, 11.50%, 06/01/09*           205,000
   450,000   Lear Corp., Sr. Note, 8.11%, 05/15/09* 437,377
   150,000   Oxford Automotive, Inc., Sr. Sub.
             Note, 10.125%, 06/15/07                152,250
                                                -----------
                                                  1,372,252
                                                -----------
             AUTOMOBILES (1.1%)
   100,000   Aftermarket Technology Co., Sr.
             Sub. Note, 12.00%, 08/01/04            104,500
   300,000   American Axle & Manufacturing,
             Inc., Co. Guarantee, 9.75%,
             03/01/09                               302,250
   150,000   Avis Rent A Car, Inc., Sr. Sub.
             Note, 11.00%, 05/01/09*                153,000
                                                -----------
                                                    559,750
                                                -----------
             BANKS/REGIONAL (1.1%)
   600,000   GS Escrow Corp., Sr. Note,
             7.125%, 08/01/05                       582,210
                                                -----------
             BEVERAGES/ALCOHOLIC (0.5%)
   100,000   Canandaigua Brands, Inc., Co.
             Guarantee, 8.50%, 03/01/09              96,750
    50,000   Dimon, Inc., Sr. Note, 8.875%,
             06/01/06                                44,250
   100,000   National Wine & Spirits Holding
             Corp., Sr. Note, 10.125%,
             01/15/09*                              103,250
                                                -----------
                                                    244,250
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             BROADCASTING & TELEVISION (16.0%)
$  325,000   ACME Television LLC, Co.
             Guarantee, 0/10.875%, 09/30/04     $   271,375
   150,000   Big City Radio, Inc., Co.
             Guarantee, 0/11.25%, 03/15/05          106,875
   100,000   Chancellor Media Corp., Co.
             Guarantee, 9.375%, 10/01/04            102,250
   725,000   Chancellor Media Corp., Sr. Sub.
             Note, 8.125%, 12/15/07                 703,250
   125,000   Chancellor Media Corp., Co.
             Guarantee, 9.00%, 10/01/08             127,500
   300,000   Chancellor Media Corp., Co.
             Guarantee, 8.00%, 11/01/08             294,000
   250,000   CSC Holdings, Inc., Sr. Sub.
             Note, 9.25%, 11/01/05                  258,750
   250,000   CSC Holdings, Inc., Sr. Sub.
             Debentures, 9.875%, 02/15/13           270,000
   350,000   Charter Communications Holdings,
             Sr. Disc. Note, 0/9.92%,
             04/01/11*                              218,750
    75,000   Cumulus Media, Inc., Co.
             Guarantee, 10.375%, 07/01/08            79,875
   125,000   Diamond Cable Communications PLC,
             Sr. Disc. Note, 0/10.75%,
             02/15/07                                98,125
    50,000   Diamond Holdings PLC, Co.
             Guarantee, 9.125%, 02/01/08             51,000
    50,000   Diva Systems Corp., Unit, Sr.
             Disc. Note, 0/12.625%, 03/01/08         14,750
   700,000   Echostar DBS Corp., Sr. Note,
             9.375%, 02/01/09*                      712,250
   150,000   Fox/Liberty Networks LLC, Sr. Note, 8.875%,
             08/15/07                               156,000
   475,000   Fox/Liberty Networks LLC, Sr.
             Disc. Note, 0/9.75%, 08/15/07          372,875
   100,000   International Cabletel, Inc., Sr.
             Note, 0/11.50%, 02/01/06                87,750
   200,000   Lamar Advertising Co., Co.
             Guarantee, 8.625%, 09/15/07            202,000
   150,000   Lenfest Communications, Inc., Sr.
             Note, 8.375%, 11/01/05                 157,125
   100,000   Lenfest Communications, Inc., Sr.
             Sub. Note, 8.25%, 02/15/08             103,250
 1,125,000   NTL, Inc., Sr. Note, 0/9.75%,
             04/01/08                               776,250
   600,000   NTL, Inc., Sr. Note, 0/12.375%,
             10/01/08                               414,000
   375,000   Pegasus Communications Corp., Sr.
             Note, 9.625%, 10/15/05                 373,125
   100,000   Pegasus Communications Corp., Sr.
             Note, 9.75%, 12/01/06                   98,500
   200,000   RCN Corp., Sr. Disc. Note,
             0/11.125%, 10/15/07                    135,000
   375,000   Roger CableSystems, Inc., Sr.
             Note, 10.00%, 03/15/05                 406,875
   265,000   SFX Broadcasting, Inc., Sr. Sub.
             Note, 10.75%, 05/15/06                 282,225

 26              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             BROADCASTING & TELEVISION (CONTINUED)
$   75,000   Sinclair Broadcast Group, Inc.,
             Sr. Sub. Note, 10.00%, 09/30/05    $    76,875
   100,000   Sinclair Broadcast Group, Inc.,
             Co. Guarantee, 9.00%, 07/15/07          98,750
   300,000   Sinclair Broadcast Group, Inc.,
             Sr. Sub. Note, 8.75%, 12/15/07         293,250
    50,000   TeleWest PLC, Sr. Note, 11.25%,
             11/01/08                                56,500
   250,000   TeleWest PLC, Sr. Disc. Note,
             0/9.25%, 04/15/09*                     166,250
   525,000   Telewest Communications PLC,
             Debentures, 0/11.00%, 10/01/07         471,188
   200,000   UIH Australia/Pacific, Inc., Sr.
             Disc. Note, 0/14.00%, 05/15/06         142,000
   350,000   United International Holdings,
             Inc., Sr. Disc. Note, 0/10.75%,
             02/15/08                               234,500
                                                -----------
                                                  8,413,038
                                                -----------
             BUILDING MATERIALS (1.0%)
   250,000   Albecca, Inc., Co. Guarantee,
             10.75%, 08/15/08                       206,250
   100,000   Building Materials Corp., Sr.
             Note, 8.00%, 10/15/07                   93,750
   175,000   Falcon Building Investment Corp.,
             Co. Guarantee, 0/10.50%, 06/15/07      119,000
   125,000   NCI Building System, Inc., Sr.
             Sub. Note, 9.25%, 05/01/09*            121,250
                                                -----------
                                                    540,250
                                                -----------
             CHEMICALS (4.3%)
   100,000   Buckeye Technologies, Inc., Sr.
             Sub. Note, 9.25%, 09/15/08             103,658
   200,000   General Chemical Industries, Sr.
             Sub. Note, 10.625%, 05/01/09*          202,500
   225,000   Huntsman Corp., Sr. Sub. Note,
             9.50%, 07/01/07*                       214,875
   175,000   Huntsman ICI Chemicals LLC, Sr.
             Sub. Note, 10.125%, 07/01/09*          177,406
   300,000   ISP Holdings, Inc., Sr. Note,
             9.00%, 10/15/03                        299,250
   450,000   Lyondell Chemical Co., Sr. Sub.
             Note, 10.875%, 05/01/09*               465,750
   225,000   Polymer Group, Inc., Co.
             Guarantee, 9.00%, 07/01/07             216,562
   250,000   Polymer Group, Inc., Co.
             Guarantee, 8.75%, 03/01/08             238,125
   175,000   Sterling Chemicals, Inc., Sr.
             Sub. Note, 11.75%, 08/15/06            135,625
   200,000   Texas Petrochem Corp., Sr. Sub.
             Note, 11.125%, 07/01/06                179,000
                                                -----------
                                                  2,232,751
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             COMPUTERS/SOFTWARE & SERVICES (0.8%)
$  350,000   PsiNet, Inc., Sr. Note, 10.00%,
             02/15/05                           $   350,000
    75,000   PsiNet, Inc., Sr. Note, 11.50%,
             11/01/08                                79,125
                                                -----------
                                                    429,125
                                                -----------
             CONSTRUCTION (0.3%)
   150,000   Formica Corp., Sr. Sub. Note,
             10.875%, 03/01/09*                     145,500
                                                -----------
             CONSUMER JEWELRY & GIFTS (0.1%)
    50,000   NBTY, Inc., Sr. Sub. Note,
             8.625%, 09/15/07                        43,250
                                                -----------
             CONTAINERS & PACKAGE (0.8%)
   100,000   Consolidated Container Co. LLC,
             Sr. Sub. Note, 10.125%, 07/15/09*      101,875
   200,000   Russell Stanley Holdings, Inc.,
             Sr. Sub. Note, 10.875%, 02/15/09*      196,000
   150,000   Tekni-Plex, Inc., Co. Guarantee,
             9.25%, 03/01/08                        146,250
                                                -----------
                                                    444,125
                                                -----------
             ELECTRONICS (0.5%)
    75,000   Cherokee International LLC, Sr.
             Sub. Note, 10.50%, 05/01/09*            75,000
   150,000   Fairchild Semiconductor Corp.,
             Sr. Sub. Note, 10.375%, 10/01/07*      147,750
    50,000   Viasystems, Inc., Sr. Sub. Note,
             9.75%, 06/01/07                         44,000
                                                -----------
                                                    266,750
                                                -----------
             ENGINEERING & CONSTRUCTION (0.3%)
   150,000   URS Corp., Sr. Sub. Note, 12.25%,
             05/01/09*                              152,250
                                                -----------
             FINANCIAL/DIVERSIFIED (1.0%)
   250,000   Caithness Coso Fund Corp.,
             Secured, 9.05%, 12/15/09*              248,750
   450,000   Crown Castle International Corp.,
             Sr. Disc. Note, 0/10.375%,
             05/15/11                               266,063
                                                -----------
                                                    514,813
                                                -----------
             FOODS (3.7%)
   275,000   Agrilink Foods, Inc., Co.
             Guarantee, 11.875%, 11/01/08           285,312
   450,000   Ameriserv Food Distribution,
             Inc., Co. Guarantee, 10.125%,
             07/15/07                               384,750
   150,000   Carrols Corp., Co. Guarantee,
             9.50%, 12/01/08                        141,375
   175,000   Domino's, Inc., Co. Guarantee,
             10.375%, 01/15/09                      177,187

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             FOODS (CONTINUED)
$  250,000   Eagle Family Foods, Inc., Co.
             Guarantee, 8.75%, 01/15/08         $   223,750
   425,000   International Home Foods, Inc.,
             Co. Guarantee, 10.375%, 11/01/06       450,500
   275,000   Triarc Consumer Products Group,
             Sr. Sub. Note, 10.25%, 01/15/09*       272,250
                                                -----------
                                                  1,935,124
                                                -----------
             HEALTH CARE (4.1%)
   150,000   Alliance Imaging, Inc., Sr. Sub.
             Note, 9.625%, 12/15/05                 142,500
   150,000   Columbia HCA Healthcare Corp.,
             Sr. Note, 6.91%, 06/15/05              138,797
   275,000   CONMED Corp., Co. Guarantee,
             9.00%, 03/15/08                        273,625
   100,000   Continental Global, Inc., Sr.
             Note, 11.00%, 04/01/07                  82,500
   300,000   Dade International, Inc., Sr.
             Sub. Note, 11.125%, 05/01/06           318,000
    75,000   Everest Healthcare Services,
             Inc., Co. Guarantee, 9.75%,
             05/01/08                                72,375
   100,000   Genesis Health Ventures, Inc.,
             Sr. Sub. Note, 9.25%, 10/01/06          79,500
   125,000   Genesis Health Ventures, Inc.,
             Sr. Sub. Note, 9.875%, 01/15/09        100,625
   100,000   Hudson Respiratory Care, Inc.,
             Sr. Sub. Note, 9.125%, 04/15/08         83,500
   200,000   Tenet Healthcare Corp., Sr. Note,
             8.00%, 01/15/05                        196,000
    75,000   Tenet Healthcare Corp., Sr. Sub.
             Note, 8.625%, 01/15/07                  73,875
   100,000   Tenet Healthcare Corp., Sr. Note,
             7.625%, 06/01/08                        93,750
   400,000   Tenet Healthcare Corp., Sr. Sub.
             Note, 8.125%, 12/01/08                 380,000
   100,000   Triad Hospitals, Inc., Sr. Sub.
             Note, 11.00%, 05/15/09*                102,250
                                                -----------
                                                  2,137,297
                                                -----------
             HOTELS & LODGING (1.9%)
   375,000   Florida Panthers Holdings, Inc.,
             Co. Guarantee, 9.875%, 04/15/09        358,125
   425,000   HMH Properties, Inc., Co.
             Guarantee, 7.875%, 08/01/08            394,188
   250,000   HMH Properties, Inc., Sr. Note,
             8.45%, 12/01/08                        238,750
                                                -----------
                                                    991,063
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             IRON & STEEL (0.7%)
$  300,000   Metals USA, Inc., Co. Guarantee,
             8.625%, 02/15/08                   $   281,250
   100,000   Ryerson Tull, Inc., Sr. Note,
             9.125%, 07/15/06                       105,005
                                                -----------
                                                    386,255
                                                -----------
             LEISURE TIME PRODUCT (3.4%)
   277,000   AMF Group, Inc., Sr. Disc. Note,
             0/12.25%, 03/15/06                     170,355
   200,000   Loews Cineplex Entertainment
             Corp., Sr. Sub. Note, 8.875%,
             08/01/08                               192,000
    75,000   Premier Parks, Inc., Sr. Note,
             12.00%, 08/15/03                        80,426
    50,000   Premier Parks, Inc., Sr. Note,
             9.25%, 04/01/06                         50,375
   150,000   Premier Parks, Inc., Sr. Note,
             9.75%, 06/15/07                        152,250
   850,000   Premier Parks, Inc., Sr. Disc.
             Note, 0/10.00%, 04/01/08               568,437
   600,000   Regal Cinemas, Inc., Sr. Sub.
             Note, 9.50%, 06/01/08                  567,000
                                                -----------
                                                  1,780,843
                                                -----------
             MACHINERY/DIVERSIFIED (3.1%)
   200,000   Amscan Holdings, Inc., Sr. Sub.
             Note, 9.875%, 12/15/07                 166,000
   100,000   Clark Materials Handling, Inc.,
             Sr. Note, 10.75%, 11/15/06              87,500
   100,000   Columbus McKinnon Corp., Co.
             Guarantee, 8.50%, 04/01/08              97,500
   150,000   Euramax International PLC, Sr.
             Sub. Note, 11.25%, 10/01/06            152,250
   200,000   Fairchild Corp., Co. Guarantee,
             10.75%, 04/15/09*                      198,000
   250,000   National Equipment Services,
             Inc., Sr. Sub. Note, 10.00%,
             11/30/04                               255,000
    50,000   National Equipment Services,
             Inc., Sr. Sub. Note, 10.00%,
             11/30/04                                51,000
   200,000   NationsRent, Inc., Co. Guarantee,
             10.375%, 12/15/08                      200,000
   325,000   United Rentals, Inc., Co.
             Guarantee, 9.25%, 01/15/09             321,750
   125,000   United Rentals, Inc., Co.
             Guarantee, 9.00%, 04/01/09*            123,437
                                                -----------
                                                  1,652,437
                                                -----------
             MANUFACTURING/DIVERSIFIED (3.0%)
    35,000   Alvey Systems, Inc., Sr. Sub.
             Note, 11.375%, 01/31/03                 35,525
   175,000   Amphenol Corp., Sr. Sub Note,
             9.875%, 05/15/07                       179,375
   125,000   Hexcel Corp., Sr. Sub. Note,
             9.75%, 01/15/09*                       123,125

 28              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             MANUFACTURING/DIVERSIFIED (CONTINUED)
$  100,000   ISG Resources, Inc., Sr. Sub
             Note, 10.00%, 04/15/08             $   103,000
   100,000   Juno Lighting, Inc., Sr. Sub.
             Notes, 11.875%, 07/01/09*              101,750
   175,000   MMI Products, Inc., Sr. Sub.
             Note, 11.25%, 04/15/07                 180,250
   200,000   Motor Coach Industries., Co.
             Guarantee, 11.25%, 05/01/09*           201,000
   125,000   Neenah Corp., Sr. Sub. Note,
             11.125%, 05/01/07                      123,125
   150,000   Neenah Corp., Sr. Sub. Note,
             11.125%, 05/01/07*                     147,750
   375,000   WESCO Distribution, Inc., Co.
             Guarantee, 9.125%, 06/01/08            364,688
                                                -----------
                                                  1,559,588
                                                -----------
             MEDICAL PRODUCTS (0.5%)
   100,000   Hanger Orthopedic Group, Sr. Sub.
             Note, 11.25%, 06/15/09*                102,000
   200,000   Kinetic Concepts, Inc., Co.
             Guarantee, 9.625%, 11/01/07            177,000
                                                -----------
                                                    279,000
                                                -----------
             METALS MINING (1.7%)
   175,000   AEI Holding Co., Co. Guarantee,
             10.50%, 12/15/05*                      174,562
   250,000   AEI Holding Co., Sr. Sub. Note,
             11.50%, 12/15/06*                      246,875
   250,000   California Steel Industries, Sr.
             Note, 8.50%, 04/01/09*                 243,750
   125,000   Murrin Murrin Holdings Pty, Sr.
             Notes, 9.375%, 08/31/07                110,000
   125,000   National Steel Corp., 9.875%,
             03/01/09*                              128,125
                                                -----------
                                                    903,312
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (1.7%)
   225,000   Dialog Corp. PLC, Sr. Sub. Note,
             11.00%, 11/15/07                       204,750
   200,000   Fisher Scientific International,
             Inc., Sr. Sub Note, 9.00%,
             02/01/08                               191,000
   325,000   Fisher Scientific International,
             Inc., Sr. Sub Note, 9.00%,
             02/01/08                               310,375
   275,000   U.S. Office Products Co., Co.
             Guarantee, 9.75%, 06/15/08             174,625
                                                -----------
                                                    880,750
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             OIL & GAS (3.7%)
$  150,000   Chiles Offshore LLC, Co.
             Guarantee, 10.00%, 05/01/08        $   128,250
   100,000   Comstock Resources, Inc., Sr.
             Note, 11.25%, 05/01/07*                102,000
   225,000   Continental Resources I, Co.
             Guarantee, 10.25%, 08/01/08            165,937
   175,000   Dailey International, Inc., Co.
             Guarantee, 9.50%, 02/15/08             112,000
   200,000   Forcenergy, Inc., Sr. Sub. Note,
             8.50%, 02/15/07                        141,000
   150,000   Forest Oil Corp., Co. Guarantee,
             10.55%, 01/15/06                       156,000
   100,000   The Houston Exploration Co., Sr.
             Sub. Note, 8.625%, 01/01/08             97,500
   100,000   Nuevo Energy Co., Co. Guarantee,
             8.875%, 06/01/08                        97,500
   150,000   Pogo Producing, Co., Sr. Sub.
             Note, 10.375%, 02/15/09                156,750
   200,000   Pride International, Inc., Sr.
             Note, 9.375%, 05/01/07                 199,000
   100,000   R&B Falcon Corp., Sr. Note,
             6.75%, 04/15/05*                        83,500
   150,000   R&B Falcon Corp., Sr. Note,
             12.25%, 03/15/06*                      154,500
   100,000   RBF Finance Co., Co. Guarantee,
             11.375%, 03/15/09*                     104,500
   325,000   Universal Compression, Inc., Sr.
             Disc. Note, 0/9.875%, 02/15/08         205,563
                                                -----------
                                                  1,904,000
                                                -----------
             PAPER & FOREST PRODUCTS (0.9%)
   175,000   Packaging Corp. of America, Sr.
             Sub. Note, 9.625%, 04/01/09*           178,500
   300,000   Stone Container Corp., Sr. Sub.
             Note, 12.25%, 06/15/07                 302,250
                                                -----------
                                                    480,750
                                                -----------
             PERSONAL CARE PRODUCTS (1.5%)
    75,000   Playtex Family Products Corp.,
             Sr. Sub. Note, 9.00%, 12/15/03          76,500
   575,000   Revlon Consumer Products Corp.,
             Sr. Sub. Note, 8.625%, 02/01/08        546,250
   150,000   Volume Services America, Inc.,
             Sr. Sub. Note, 11.25%, 03/01/09*       165,750
                                                -----------
                                                    788,500
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             PUBLISHING (1.2%)
$  275,000   Garden State Newspapers, Inc.,
             Sr. Sub. Note, 8.75%, 10/01/09     $   268,125
   225,000   Hollinger International, Inc.,
             Co. Guarantee, 9.25%, 03/15/07         231,750
   150,000   Ziff-Davis, Inc., Sr. Sub. Note,
             8.50%, 05/01/08                        141,000
                                                -----------
                                                    640,875
                                                -----------
             RAILROADS (0.4%)
   200,000   Railworks Corp., Sr. Sub. Note,
             11.50%, 04/15/09*                      201,500
                                                -----------
             RESTAURANTS (0.2%)
   100,000   Advantica Restaurant Group, Inc.,
             Sr. Note, 11.25%, 01/15/08              97,500
                                                -----------
             RETAIL/GENERAL MERCHANDISE (2.0%)
   150,000   Aftermarket Technology Co., Sr.
             Sub. Note, 12.00%, 08/01/04            156,750
    89,000   Boyds Collection Ltd., Sr. Sub.
             Note, 9.00%, 05/15/08*                  88,110
   275,000   Chattem, Inc., Co. Guarantee,
             8.875%, 04/01/08                       265,375
    50,000   Diamond Brands, Inc., Debentures,
             0/12.875%, 04/15/09                     10,250
   100,000   Jitney Jungle Stores, Inc., Co.
             Guarantee, 10.375%, 09/15/07            35,500
   100,000   Scotts Co., Sr. Sub. Note,
             8.625%, 01/15/09*                       98,500
   125,000   Sealy Mattress Co., Sr. Sub.
             Note, 9.875%, 12/15/07                 123,125
   100,000   Simmons Co., Sr. Sub. Note,
             10.25%, 03/15/09*                      102,250
   100,000   True Temper Sports, Inc., Sr.
             Sub. Note, 10.875%, 12/01/08*           85,500
   100,000   United Industries Corp., Sr. Sub.
             Note, 9.875%, 04/01/09*                 90,750
                                                -----------
                                                  1,056,110
                                                -----------
             SERVICES/COMMERCIAL & CONSUMER (0.9%)
   200,000   Eagle-Picher Industries, Inc.,
             Co. Guarantee, 9.375%, 03/01/08        191,000
   250,000   Sitel Corp., Co. Guarantee,
             9.25%, 03/15/06                        213,750
    50,000   Sleepmaster LLC, Sr. Sub. Note,
             11.00%, 05/15/09*                       51,500
                                                -----------
                                                    456,250
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS (0.7%)
$  125,000   Cadmus Communications, Inc., Sr.
             Sub. Note, 9.75%, 06/01/09*        $   125,937
   250,000   Rogers Communications, Inc., Sr.
             Note, 8.875%, 07/15/07                 253,125
                                                -----------
                                                    379,062
                                                -----------
             TELECOMMUNICATIONS/CELLULAR (22.0%)
   200,000   American Cellular Corp., Sr.
             Note, 10.50%, 05/15/08                 206,000
   150,000   Arch Communications Group, Inc.,
             Sr. Note, 12.75%, 07/01/07             129,000
   325,000   Call-Net Enterprises, Inc., Sr.
             Disc. Note, 0/9.27%, 08/15/07          208,000
   225,000   Call-Net Enterprises, Inc., Sr.
             Disc. Note, 0/8.94%, 08/15/08          127,125
   425,000   Call-Net Enterprises, Inc., Sr.
             Disc. Note, 0/10.80%, 05/15/09         235,875
   275,000   Centennial Cellular Corp., Sr.
             Sub. Note, 10.75%, 12/15/08*           286,688
   300,000   Dolphin Telecom PLC, Sr. Disc.
             Note, 0/14.00%, 05/15/09*              148,500
   400,000   Hermes Eurpore Railtel B.V., Sr.
             Note, 11.50%, 08/15/07                 421,000
   100,000   Hermes Eurpore Railtel B.V., Sr.
             Note, 10.375%, 01/15/09                101,500
   275,000   ICG Holdings, Inc., Co.
             Guarantee, 0/12.50%, 05/01/06          214,613
   600,000   Intermedia Communications, Inc.,
             Sr. Disc. Note, 0/11.25%,
             07/15/07                               435,000
   200,000   Intermedia Communications, Inc.,
             Sr. Note, 8.60%, 06/01/08              187,000
   425,000   Intermedia Communications, Inc.,
             Sr. Disc. Note, 0/12.25%,
             03/01/09                               243,313
   250,000   IXC Communications, Inc., Sr.
             Sub. Note, 9.00%, 04/15/08             240,313
   900,000   Level 3 Communications, Inc., Sr.
             Note, 9.125%, 05/01/08                 892,125
   700,000   Level 3 Communications, Inc., Sr.
             Disc. Note, 0/10.50%, 12/01/08         434,875
   325,000   McLeod USA, Inc., Sr. Disc. Note,
             0/10.50%, 03/01/07                     251,062
   150,000   McLeod USA, Inc., Sr. Note,
             8.375%, 03/15/08                       142,125
    75,000   McLeod USA, Inc., Sr. Note,
             9.50%, 11/01/08                         75,375
   150,000   McLeod USA, Inc., Sr. Note,
             8.125%, 02/15/09*                      138,750
   175,000   MetroNet Communications, Sr.
             Disc. Note, 0/10.75%, 11/01/07         140,000
   475,000   MetroNet Escrow Corp., Sr. Disc.
             Note, 0/9.95%, 06/15/08                353,875
   125,000   MetroNet Escrow Corp., Sr. Note,
             10.625%, 11/01/08*                     141,562

 30              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$  500,000   Millicom International Cellular
             SA, Sr. Disc. Note, 0/13.50%,
             06/01/06                           $   367,500
   100,000   NEXTLINK Communications, Inc.,
             Sr. Note, 9.00%, 03/15/08               94,750
   225,000   NEXTLINK Communications, Inc.,
             Sr. Note, 10.75%, 06/01/09             232,312
   775,000   NEXTLINK Communications, Inc.,
             Sr. Disc. Note, 0/12.25%,
             06/01/09                               457,250
   325,000   Nextel Communications, Inc., Sr.
             Disc. Note, 0/10.65%, 09/15/07         238,875
 1,425,000   Nextel Communications, Inc., Sr.
             Disc. Note, 0/9.95%, 02/15/08          986,813
    50,000   Nextel Communications, Inc., Sr.
             Disc. Note, 0/12.125%, 04/15/08         25,438
   125,000   Nextel Partners, Inc., Sr. Disc.
             Note, 0/14.00%, 02/01/09*               72,187
   275,000   Orange PLC, Sr. Note, 8.00%,
             08/01/08                               262,625
   250,000   Paging Network, Inc., Sr. Sub.
             Note, 10.00%, 10/15/08                 193,750
    75,000   Pathnet, Inc., Unit, Sr. Note.,
             12.25%, 04/15/08*                       37,125
   475,000   Qwest Communications
             International, Inc., Sr. Disc.
             Note, 0/9.47%, 10/15/07                369,312
   200,000   Qwest Communications
             International, Inc., Sr. Note.,
             7.50%, 11/01/08                        196,000
   150,000   Rogers Cantel Mobile Communications,
             Inc., Sr. Sub. Note, 8.80%,
             10/01/07                               150,375
   500,000   Telecommunications Technology
             Ltd., Co. Guarantee, 9.75%,
             05/15/08                               495,000
   100,000   Telel Europe B.V., Unit, 13.00%,
             05/15/09*                              105,000
   475,000   Telesystem International
             Wireless, Inc., Sr. Disc. Note,
             0/13.25%, 06/30/07                     244,625
   275,000   Teligent, Inc., Sr. Note, 11.50%,
             12/01/07                               276,375
    50,000   Teligent, Inc., Sr. Disc. Note,
             0/11.50%, 03/01/08                      30,750
   225,000   Tritel PCS, Inc., Sr. Disc Note,
             0/12.75%, 05/15/09*                    123,750
   300,000   Triton Communications LLC, Co.
             Guarantee, 0/11.00%, 05/01/08          195,000
   100,000   U.S. Xchange LLC, Sr. Note,
             15.00%, 07/01/08                       104,250
   100,000   Verio, Inc., Sr. Note, 11.25%,
             12/01/08                               105,250
    50,000   Viatel, Inc., Sr. Note, 11.25%,
             04/15/08                                51,250

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$  375,000   Viatel, Inc., Sr. Disc. Note,
             0/12.50%, 04/15/08                 $   241,875
   100,000   Viatel, Inc., Sr. Note, 11.50%,
             03/15/09*                              103,500
                                                -----------
                                                 11,514,613
                                                -----------
             TEXTILES/APPAREL (1.1%)
   125,000   GFSI, Inc., Sr. Sub. Note,
             9.625%, 03/01/07                       105,625
   125,000   Glenoit Corp., Co. Guarantee,
             11.00%, 04/15/07                       110,625
   150,000   Pillowtex Corp., Co. Guarantee,
             10.00%, 11/15/06                       142,500
   200,000   Pillowtex Corp., Co. Guarantee,
             9.00%, 12/15/07                        201,500
                                                -----------
                                                    560,250
                                                -----------
             TRANSPORTATION (1.9%)
   250,000   Allied Holdings, Inc., Co.
             Guarantee, 8.625%, 10/01/07            238,750
   150,000   Gearbulk Holding Ltd., Sr. Note,
             11.25%, 12/01/04                       154,875
    50,000   Holt Group, Sr. Note, 9.75%,
             01/15/06*                               33,250
   150,000   Stena AB, Sr. Note, 10.50%,
             12/15/05                               150,750
   400,000   Stena AB, Sr. Note, 8.75%,
             06/15/07                               367,000
    50,000   Stena AB, Sr. Note, 10.625%,
             06/01/08                                37,875
                                                -----------
                                                    982,500
                                                -----------
             UTILITIES/POWER PRODUCERS (0.9%)
   150,000   El Paso Electric Co., 1st Mtg.
             Note, 9.40%, 05/01/11                  168,647
    75,000   International Utility Structures,
             Inc., Sr. Sub. Note, 10.75%,
             02/01/08*                               75,563
   300,000   Niagara Mohawk Power Corp., Disc.
             Note, 0/8.50%, 07/01/10                225,549
                                                -----------
                                                    469,759
                                                -----------
             WASTE MANAGEMENT (1.2%)
   700,000   Allied Waste North America, Inc.,
             Co. Guarantee, 7.625%, 01/01/06        656,250
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $50,716,891)                  49,391,183
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND
       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
SHARES                SECURITY                   VALUE
---------------------------------------------------------
         PREFERRED STOCK (2.7%)
         BROADCASTING & TELEVISION (1.2%)
   75    Benedek Communications Corp., PIK,
         11.50%                               $    57,375
  185    Cumulus Media, Inc. Series A,
         13.75%                                   204,425
3,625    Sinclair Broadcast Group, Inc.,
         11.625%                                  382,438
                                              -----------
                                                  644,238
                                              -----------
         FOODS (0.0%)
  284    Nebco Evans Holding Co., PIK,
         11.25%                                    11,218
                                              -----------
         HEALTH CARE/DIVERSIFIED (0.1%)
  560    River Holding Corp., PIK, 11.50%          39,480
                                              -----------
         OIL & GAS (0.1%)
   50    R & B Falcon Corp., PIK, 13.875%*         51,025
                                              -----------
         PUBLISHING (1.2%)
3,650    PriMedia, Inc., 8.625%                   335,800
1,500    PriMedia, Inc., 9.20%                    149,250
1,250    Primedia, Inc., 10.00%                   128,438
                                              -----------
                                                  613,488
                                              -----------
         TELECOMMUNICATIONS/CELLULAR (0.1%)
   27    Nextel Communications, Inc., PIK,
         11.125%                                   27,614
                                              -----------
         TOTAL PREFERRED STOCK
         (cost $1,445,230)                      1,387,063
                                              -----------
         WARRANTS (0.0%)
         BROADCASTING & TELEVISION (0.0%)
  150    Diva Systems, 03/01/08                     1,800
                                              -----------
         TELECOMMUNICATIONS (0.0%)
   75    Pathnet, 04/15/08                            750
                                              -----------
         TOTAL WARRANTS
         (cost $1,913)                              2,550
                                              -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (2.3%)
$1,231,000   Fifth Third Bank, 4.40%,
             07/01/99,
             Collateralized by $1,278,000 FNMA
             Pool #323020, 6.50%, 02/01/13,
             market value $1,255,635
             (cost $1,231,000)                  $ 1,231,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $53,395,034)                 $52,011,796
                                                ===========

-------------------------------------------------------

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

Cost for federal income tax purposes: $53,395,949

The abbreviations in the above statement stand for the following:
    AB      AktlieBolag (Swedish stock company)
    BV      Private Company
    FNMA  Federal National Mortgage Association
    LLC    Limited Liability Company
    PIK     Paid-in-kind
    PLC    Public Limited Company (British)
    SA      Societe Anonyme (French corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (43.6%)
             AUTOMOBILES (0.4%)
     2,556   Daimler Chrysler AG                $   227,164
                                                -----------
             BEVERAGES (1.8%)
     8,200   Anheuser-Busch Co., Inc.               581,688
    14,800   PepsiCo, Inc.                          572,575
                                                -----------
                                                  1,154,263
                                                -----------
             CHEMICALS (0.9%)
    12,700   Geon Co.                               409,575
     9,000   Lyondell Chemical Co.                  185,625
                                                -----------
                                                    595,200
                                                -----------
             COMMUNICATION EQUIPMENT (0.2%)
     1,300   Nortel Networks Corp.                  112,856
                                                -----------
             COMPUTER EQUIPMENT (1.5%)
     7,600   International Business Machines
             Corp.                                  982,300
                                                -----------
             CONSTRUCTION (0.6%)
     3,600   Stone & Webster, Inc.                   95,850
     6,000   Vulcan Materials Co.                   289,500
                                                -----------
                                                    385,350
                                                -----------
             ELECTRIC COMPANIES (1.8%)
     9,000   Edison International                   240,750
     6,000   General Electric Co.                   678,000
     8,000   Reliant Energy, Inc.                   221,000
                                                -----------
                                                  1,139,750
                                                -----------
             ENTERTAINMENT (0.6%)
    12,000   The Walt Disney Co.                    369,750
                                                -----------
             FINANCIAL INSTITUTIONS (3.5%)
     9,072   Bank of America Corp.                  665,091
     3,000   Chase Manhattan Corp.                  259,875
    14,000   First Union Corp.                      658,000
     7,600   Fleet Financial Group, Inc.            337,250
     9,000   Mercantile Bankshare Corp.             318,375
                                                -----------
                                                  2,238,591
                                                -----------
             FOODS (2.3%)
     8,000   H.J. Heinz Co.                         401,000
    10,000   Hormel Foods Corp.                     402,500
     7,200   Ralston-Ralston Purina Group           219,150
    20,000   Sara Lee Corp.                         453,750
                                                -----------
                                                  1,476,400
                                                -----------
             HEALTH CARE (5.9%)
    14,500   American Home Products Corp.           833,750
     7,000   Bausch & Lomb, Inc.*                   535,500
     6,900   Johnson & Johnson                      676,200

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             HEALTH CARE (CONTINUED)
     6,000   Pfizer, Inc.                       $   658,500
     8,000   Pharmacia & Upjohn, Inc.               454,500
    12,000   Schering-Plough Corp.                  636,000
                                                -----------
                                                  3,794,450
                                                -----------
             INSURANCE (2.8%)
     4,000   The Allstate Corp.                     143,500
     1,245   American International Group,
             Inc.                                   145,743
     6,300   Chubb Corp.                            437,850
     6,000   CIGNA Corp.                            534,000
    20,000   Horace Mann Educators Corp.            543,750
                                                -----------
                                                  1,804,843
                                                -----------
             INSURANCE BROKERS (0.6%)
     5,500   Marsh & McLennan Cos., Inc.            415,250
                                                -----------
             MANUFACTURING (1.1%)
     5,800   Cooper Industries, Inc.                301,600
     5,000   Exxon Corp.                            385,625
                                                -----------
                                                    687,225
                                                -----------
             MEDICAL PRODUCTS (1.2%)
    11,000   Bristol-Myers Squibb Co.               774,813
                                                -----------
             METALS (0.6%)
    26,000   USEC, Inc.                             386,750
                                                -----------
             NATURAL GAS COMPANIES (0.5%)
     8,000   The Williams Cos., Inc.                340,500
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.8%)
     9,000   Xerox Corp.                            531,562
                                                -----------
             OIL & GAS/DRILLING & EQUIPMENT (0.4%)
     1,100   Halliburton Co.                         49,775
     3,500   Schlumberger Ltd.                      222,906
                                                -----------
                                                    272,681
                                                -----------
             OIL & GAS/PRODUCTION (1.0%)
     2,646   BP Amoco PLC ADR                       287,091
     8,500   Suncor Energy, Inc.                    349,563
                                                -----------
                                                    636,654
                                                -----------
             PAPER & FOREST PRODUCTS (0.5%)
     5,000   Weyerhaeuser Co.                       343,750
                                                -----------
             PERSONAL CARE PRODUCTS (1.6%)
     5,500   Amerada Hess Corp.                     327,250
    12,000   Avon Products, Inc.                    666,000
                                                -----------
                                                    993,250
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             PHOTOGRAPHY (0.8%)
     8,000   Eastman Kodak Co.                  $   542,000
                                                -----------
             RAILROADS (1.4%)
     6,000   Canadian National Railway Co.          402,000
     8,000   Union Pacific Corp.                    466,500
                                                -----------
                                                    868,500
                                                -----------
             REAL ESTATE (1.1%)
     5,000   Arden Realty, Inc., REIT               123,125
     6,800   Crescent Real Estate Equities Co.,
             REIT                                   161,500
     5,000   Glenborough Realty Trust, Inc., REIT    87,500
     7,400   JDN Realty Corp., REIT                 165,575
    10,920   New Plan Excel Realty Trust, REIT      196,560
                                                -----------
                                                    734,260
                                                -----------
             RESTAURANTS (0.6%)
    10,000   McDonald's Corp.                       413,125
                                                -----------
             RETAIL (3.3%)
    27,000   Food Lion, Inc. Class B                312,188
    12,000   J.C. Penney Co., Inc.                  582,750
     7,500   May Department Stores Co.              306,562
    20,000   Rite Aid Corp.                         492,500
     9,500   Sears, Roebuck and Co.                 423,344
                                                -----------
                                                  2,117,344
                                                -----------
             TECHNOLOGY (1.1%)
    30,000   Reynolds & Reynolds Co. Class A        699,375
                                                -----------
             TELECOMMUNICATIONS (4.2%)
     8,000   BCE, Inc.                              394,500
    13,000   Bell Atlantic Corp.                    849,875
     4,800   Frontier Corp.                         283,200
     8,000   SBC Communications, Inc.               464,000
    12,000   US WEST, Inc.                          705,000
                                                -----------
                                                  2,696,575
                                                -----------
             TOBACCO (0.5%)
     8,000   Philip Morris Co., Inc.                321,500
                                                -----------
             TOTAL COMMON STOCK
             (cost $24,889,576)                  28,056,031
                                                -----------
             PREFERRED STOCK (0.8%)
             MEDIA (0.8%)
    16,000   News Corp. Ltd. ADR
             (cost $371,960)                        505,000
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             CONVERTIBLE PREFERRED STOCK (3.2%)
             AUTOMOBILE/PARTS & EQUIPMENT (0.8%)
     2,000   BTI Capital Trust, 6.50%*          $    10,500
     3,000   Skytel Communications, Inc.,
             Series $2.25                           109,500
    25,000   Tesoro Petroleum Corp., 7.25%          393,750
                                                -----------
                                                    513,750
                                                -----------
             BANKS (0.3%)
     3,000   Finova Finance Trust, 5.50%            207,000
                                                -----------
             DIVERSIFIED FINANCE (0.5%)
     2,000   Morgan Stanley Dean Witter & Co.,
             6.00%                                  107,000
     4,000   Tosco Financial Trust, 5.75%           195,000
                                                -----------
                                                    302,000
                                                -----------
             FOODS (0.1%)
     1,500   Ralston-Ralston Purina Group,
             7.00%                                   69,750
                                                -----------
             NATURAL GAS (0.4%)
     5,000   El Paso Energy Capital Trust,
             4.75%                                  247,500
                                                -----------
             OIL & GAS/PRODUCTION (0.3%)
     4,000   Pogo Trust I, 6.50%*                   201,750
                                                -----------
             PAPER & FOREST PRODUCTS (0.3%)
     3,050   International Paper Capital
             Trust, 5.25%*                          160,506
                                                -----------
             RAILROADS (0.2%)
     2,500   Canadian National Railway Co.,
             5.25%                                  133,750
                                                -----------
             TELECOMMUNICATIONS (0.3%)
    10,000   Amdocs Automatic, 6.75%*               222,500
                                                -----------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (cost $1,911,549)                    2,058,506
                                                -----------
---------
PRINCIPAL
---------
             CORPORATE BONDS (21.8%)
             AEROSPACE/DEFENSE (0.4%)
$  100,000   BE Aerospace, Inc., 8.00%,
             03/01/08                                93,500
   200,000   Raytheon Co., 6.15%, 11/01/08          188,143
                                                -----------
                                                    281,643
                                                -----------
             AGRICULTURAL PRODUCTS (0.2%)
   125,000   Imperial Holly Corp., 9.75%, 12/15/07  121,875
                                                -----------
             AIRLINES (0.2%)
   125,000   Airplanes Pass Through Trust,
             10.875%, 03/15/19                      120,378
                                                -----------

 34              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             AUTOMOBILES (0.8%)
$  325,000   Ford Credit Auto Owner Trust,
             5.80%, 06/15/02                    $   323,869
   175,000   Ford Motor Credit, 5.80%,
             01/12/09                               160,002
                                                -----------
                                                    483,871
                                                -----------
             AUTOMOBILES PARTS & EQUIPMENT (0.5%)
   125,000   Breed Technologies, Inc., 9.25%,
             04/15/08**                              20,000
   125,000   Hayes Lemmerz International,
             Inc., 8.25%, 12/15/08**                119,062
   200,000   TRW, Inc., 6.45%, 06/15/01**           200,216
                                                -----------
                                                    339,278
                                                -----------
             BROADCASTING & TELEVISION (1.1%)
   300,000   Belo (A.H.) Corp., 7.25%,
             09/15/27                               278,233
   100,000   CSC Holdings, Inc., 7.625%,
             07/15/18                                92,625
   100,000   International Cabletel, Inc.,
             Series B, 0/11.50%, 02/01/06            87,250
   125,000   Lin Television Corp., 8.375%,
             03/01/08                               119,375
   125,000   United Industries Corp., 9.875%,
             04/01/09**                             113,750
                                                -----------
                                                    691,233
                                                -----------
             CHEMICALS (0.9%)
   125,000   Huntsman Corp., 9.50%, 07/01/07**      118,125
   125,000   Polymer Group, Inc., 8.75%,
             03/01/08                               120,000
   325,000   Praxair, Inc., 6.15%, 04/15/03         316,513
                                                -----------
                                                    554,638
                                                -----------
             COMPUTERS (0.8%)
   250,000   International Business Machines
             Corp., 5.375%, 02/01/09                228,018
   125,000   Mediacom LLC, 8.50%, 04/15/08          117,500
   300,000   Solectron Corp., 0.00%,
             01/27/19** (a)                         174,000
                                                -----------
                                                    519,518
                                                -----------
             CONSUMER FINANCE (1.0%)
   350,000   Aristar, Inc., 7.25%, 06/15/06         351,303
   300,000   Household Financial Corp.,
             5.875%, 02/01/09                       272,016
                                                -----------
                                                    623,319
                                                -----------
             CONSUMER JEWELRY & GIFTS (0.2%)
   125,000   Finlay Fine Jewelry Corp.,
             8.375%, 05/01/08                       120,625
                                                -----------
             CONTAINERS & PACKAGING (0.2%)
   100,000   Synthetic Industries, Inc.,
             9.25%, 02/15/07                        102,500
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             ELECTRICAL EQUIPMENT (0.4%)
$  275,000   Empresa Electric Pehuenche,
             7.30%, 05/01/03                    $   260,700
                                                -----------
             ENTERTAINMENT (0.5%)
   125,000   Harrahs Operating Co., Inc.,
             7.875%, 12/15/05                       120,937
   100,000   Horseshoe Gaming LLC, 9.375%,
             06/15/07                               101,625
   125,000   Park Place Entertainment Corp.,
             7.875%, 12/15/05**                     119,062
                                                -----------
                                                    341,624
                                                -----------
             FINANCIAL/DIVERSIFIED (1.5%)
   125,000   ContiFinancial Corp., 8.125%,
             04/01/08                                94,573
   150,000   DVI, Inc., 9.875%, 02/01/04            144,750
   150,000   Donaldson, Lufkin & Jenrette,
             Inc., 5.875%, 04/01/02                 147,798
   500,000   Fremont General Corp., 7.70%,
             03/17/04**                             494,382
   100,000   Merrill Lynch & Co., 6.00%,
             11/15/04                                97,339
                                                -----------
                                                    978,842
                                                -----------
             FINANCIAL INSTITUTIONS (1.6%)
   525,000   Bankamerica Corp., 5.75%,
             03/01/04                               502,063
   350,000   Nationsbank Credit Card Master
             Trust, 6.45%, 04/15/03                 352,947
   180,000   U.S. Bank NA, 5.70%, 12/15/08          164,354
                                                -----------
                                                  1,019,364
                                                -----------
             FOODS (0.2%)
   100,000   Delta Beverage Group, Inc.,
             9.75%, 12/15/03                        103,000
                                                -----------
             HEALTH CARE (0.5%)
   175,000   Alpharma, Inc., 3.00%, 06/01/06**      217,219
   100,000   Maxxim Medical, Inc., 10.50%,
             08/01/06                               107,500
                                                -----------
                                                    324,719
                                                -----------
             HOUSEWARES (0.1%)
   100,000   Ecko Group, Inc. Series B, 9.25%,
             04/01/06                                98,000
                                                -----------
             INVESTMENT MANAGEMENT (1.4%)
   875,000   Lehman Brothers Holdings Inc.,
             7.00%, 05/15/03                        868,176
                                                -----------
             MACHINERY/DIVERSIFIED (0.2%)
   125,000   Jackson Products, Inc., 9.50%,
             04/15/05                               120,000
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             MANUFACTURING (0.9%)
$  132,000   Alvey Systems, Inc., 11.375%,
             01/31/03                           $   133,485
   100,000   Amphenol Corp., 9.875%, 05/15/07       102,000
   125,000   Cabot Safety Corp., 12.50%,
             07/15/05                               132,500
   125,000   Furon Co., 8.125%, 03/01/08            117,500
   125,000   Jordan Industries Inc., 10.375%,
             08/01/07                               126,562
                                                -----------
                                                    612,047
                                                -----------
             MEDICAL PRODUCTS (0.2 %)
   125,000   Alaris Medical, Inc., 9.75%,
             12/01/06                               121,875
                                                -----------
             METALS & MINING (0.2%)
   150,000   P&L Coal Holdings Corp., 9.625%,
             05/15/08**                             148,875
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.5%)
   300,000   Staples, Inc., 7.125%, 08/15/07        297,400
                                                -----------
             OIL & GAS (0.3%)
   100,000   Canadian Forest Oil Ltd., 8.75%,
             09/15/07                                96,250
   100,000   Clark Refining & Marketing, Inc.,
             8.875%, 11/15/07                        87,875
                                                -----------
                                                    184,125
                                                -----------
             PERSONAL CARE PRODUCTS (0.4%)
   145,000   French Fragrances, Inc., 10.375%,
             05/15/07                               146,450
   125,000   Revlon Consumer Products Corp.,
             8.625%, 02/01/08                       116,875
                                                -----------
                                                    263,325
                                                -----------
             PUBLISHING (0.5%)
   100,000   Advanstar Communications, Inc.,
             9.25%, 05/01/08**                       98,250
   125,000   Big Flower Press Holdings,
             8.625%, 12/01/08**                     115,000
   125,000   Hollinger International, Inc.,
             9.25%, 03/15/07                        128,125
                                                -----------
                                                    341,375
                                                -----------
             REAL ESTATE (0.5%)
   350,000   Spieker Properties LP, 7.25%,
             05/01/09                               337,320
                                                -----------
             RETAIL (0.8%)
   100,000   Cole National Group, Inc.,
             8.625%, 08/15/07                        86,000
   125,000   Musicland Group, 9.00%, 06/15/03       120,000

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             RETAIL (CONTINUED)
$  200,000   Sears Roebuck Acceptance Corp.,
             7.00%, 02/01/06                    $   199,537
   125,000   Simmons Co., 10.25%, 03/15/09**        126,875
                                                -----------
                                                    532,412
                                                -----------
             SERVICES/COMMERCIAL & CONSUMER (2.4%)
   250,000   Comdisco, Inc., 6.00%, 01/30/02        246,458
   165,000   First Data Corp., 6.375%,
             12/15/07                               158,534
   125,000   HMH Properties, Inc., 8.45%,
             12/01/08                               118,750
   200,000   Interpublic Group Co., Inc.,
             1.87%, 06/01/06**                      180,000
   125,000   Iron Mountain, Inc., 8.75%,
             09/30/09                               121,250
   100,000   Monsanto Co., 5.875%, 12/01/08**        92,337
   125,000   Pierce Leahy Corp., 11.125%,
             07/15/06                               135,625
   125,000   Primark Corp., 9.25%, 12/15/08**       120,312
   125,000   Protection One, Inc., 8.125%,
             01/15/09**                             115,781
   300,000   Service Corp. International,
             6.00%, 12/15/05                        275,679
                                                -----------
                                                  1,564,726
                                                -----------
             SHIPPING (0.7%)
   150,000   Coach USA, Inc., 9.375%, 07/01/07      156,000
   100,000   Enterprises Shipholding Corp.,
             8.875%, 05/01/08**                      70,000
   125,000   Falcon Holding Group, 8.375%,
             04/15/10                               123,438
   125,000   Teekay Shipping Corp., 8.32%,
             02/01/08                               117,969
                                                -----------
                                                    467,407
                                                -----------
             SPECIALTY PRINTING (0.2%)
   125,000   Mail-Well Corp., 8.75%,
             12/15/08**                             121,250
                                                -----------
             TELECOMMUNICATIONS (1.2%)
    13,844   Adelphia Communications Corp.,
             9.50%, 02/15/04                         14,225
   350,000   Aspect Telecommunications Corp.,
             0.00%, 08/10/18** (a)                   74,812
   125,000   Centennial Cellular, 10.75%,
             12/15/08**                             129,062
   100,000   Century Communications Corp.,
             0.00%, 01/15/08(a)                      44,500
   215,000   GTE Corp., 8.50%, 03/15/08             204,418
    75,000   Intermedia Communications, Inc.,
             8.60%, 06/01/08                         69,000
   125,000   L-3 Communications Holdings,
             Inc., 8.00%, 08/01/08**                117,812
   200,000   MetroNet Communications Corp.,
             0/9.95%, 06/15/08                      147,000
                                                -----------
                                                    800,829
                                                -----------

 36              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             WASTE MANAGEMENT (0.3%)
$  125,000   Allied Waste NA, 7.875%, 01/01/09** $  115,937
    75,000   Envirosource, Inc., 9.75%,
             06/15/03                                45,750
                                                -----------
                                                    161,687
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $14,559,493)                  14,027,956
                                                -----------
             CONVERTIBLE CORPORATE BONDS (5.1%)
             COMPUTERS/HARDWARE (1.6%)
   100,000   DSC Communications Corp., 7.00%,
             08/01/04                               102,875
   125,000   Micron Technology, Inc., 7.00%,
             07/01/04                               127,813
   750,000   Network Associates, Inc., 0.00%,
             02/13/18 (a)                           218,437
   100,000   Quantum Corp., 7.00%, 08/01/04          94,000
   300,000   Tower Automotive, Inc., 5.00%,
             08/01/04                               340,125
   150,000   Wind River System, Inc., 5.00%,
             08/01/02                               129,750
                                                -----------
                                                  1,013,000
                                                -----------
             COMPUTERS/NETWORKING (0.5%)
   175,000   Mark IV Industries, Inc., 4.75%,
             11/01/04                               154,656
   225,000   Omnicare, Inc., 5.00%, 12/01/07        164,812
                                                -----------
                                                    319,468
                                                -----------
             COMPUTERS/PERIPHERAL (0.2%)
   125,000   S3, Inc., 5.75%, 10/03/03              105,156
                                                -----------
             DIVERSIFIED (0.4%)
   200,000   Bell Atlantic Financial Services,
             Inc., 5.75%, 04/01/03**                203,000
    25,000   Centocor, Inc., 4.75%, 02/15/05         27,906
                                                -----------
                                                    230,906
                                                -----------
             HEALTH CARE/DRUGS (0.3%)
   200,000   Rite Aid Corp., 5.25%, 09/15/02        199,750
                                                -----------
             HEALTH CARE (0.1%)
   100,000   HEALTHSOUTH Corp., 3.25%,
             04/01/03                                83,625
                                                -----------
             INVESTMENT MANAGEMENT (0.4%)
   250,000   First Boston, 1.00%, 04/07/05          228,438
                                                -----------
             LEISURE PRODUCTS (0.3%)
   350,000   Halter Marine Group, Inc., 4.50%,
             09/15/04                               215,688
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             MEDIA (0.8%)
$  300,000   NTL, Inc., 7.00%, 12/15/08**       $   489,750
                                                -----------
             OIL & GAS/PRODUCTION (0.1%)
   100,000   Kerr-McGee Corp., 7.50%, 05/15/14       99,500
                                                -----------
             SEMICONDUCTORS (0.2%)
    75,000   Integrated Process Equipment,
             6.25%, 09/15/04                         57,844
   100,000   Integrated Process Equipment,
             6.25%, 09/15/04**                       77,125
                                                -----------
                                                    134,969
                                                -----------
             TELECOMMUNICATIONS (0.2%)
   200,000   Rogers Communications, Inc.,
             2.00%, 11/26/05                        154,250
                                                -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $3,128,775)                    3,274,500
                                                -----------
             MORTGAGE-BACKED SECURITIES (10.9%)
             DIVERSIFIED FINANCIAL (1.5%)
   375,729   DLJ Commercial Mortgage, 6.11%,
             12/10/07                               366,659
   420,000   Contimortgage, 6.13%, 03/15/13         420,391
   143,077   Green Tree Financial Corp.,
             7.07%, 01/15/29                        143,702
                                                -----------
                                                    930,752
                                                -----------
             U.S. GOVERNMENT AGENCY (9.4%)
   129,136   FHLMC, 7.00%, 10/01/12                 129,833
   102,224   FHLMC Pool #F5553, 8.00%, 07/01/20     105,663
   103,717   FNMA, 6.50%, 04/01/13                  102,319
    32,742   FNMA, 6.50%, 06/01/13                   32,306
    32,028   FNMA, 6.50%, 06/01/13                   31,596
   185,934   FNMA, 9.00%, 01/01/24                  197,838
   247,471   FNMA, 6.50%, 07/01/28                  239,530
   328,364   FNMA, 7.00%, 02/01/29                  325,425
    94,674   FNMA, 7.00%, 03/01/29                   93,719
   520,000   FNMA, 6.00%, 07/01/30***               489,125
   740,000   FNMA, 6.50%, 07/01/30***               715,256
   500,000   FNMA, 8.00%, 07/01/30***               512,969
   300,000   FNMA, 6.00%, 08/01/30***               281,813
 1,500,000   FNMA, 6.50%, 08/01/30***             1,447,500
 1,050,000   FNMA, 7.00%, 08/01/30***             1,037,531
   300,000   FNMA, 8.00%, 08/01/30***               307,594
                                                -----------
                                                  6,050,017
                                                -----------
             TOTAL MORTGAGE-BACKED SECURITIES
             (cost $6,996,122)                    6,980,769
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               37

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS (7.7%)
$  150,000   U.S. Treasury Bond, 6.125%,
             12/31/01****                       $   151,781
   310,000   U.S. Treasury Bond, 6.125%,
             11/15/27****                           307,094
   500,000   U.S. Treasury Note, 4.50%,
             09/30/00****                           494,219
    75,000   U.S. Treasury Note, 6.375%,
             03/31/01                                76,055
   700,000   U.S. Treasury Note, 5.375%,
             06/30/03****                           691,250
   860,000   U.S. Treasury Note, 5.25%,
             08/15/03****                           844,950
   150,000   U.S. Treasury Note, 5.25%,
             05/15/04****                           147,375
   400,000   U.S. Treasury Note, 6.125%,
             08/15/07****                           404,375
   585,000   U.S. Treasury Note, 5.625%,
             05/15/08****                           572,934
   460,000   U.S. Treasury Note, 4.75%,
             11/15/08****                           422,194
   490,000   U.S. Treasury Note, 5.50%,
             08/15/28****                           447,431
   440,000   U.S. Treasury Note, 5.25%,
             11/15/28****                           389,400
                                                -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (cost $5,213,701)                    4,949,058
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (13.8%)
$8,840,000   Fifth Third Bank, 4.40%,
             07/01/99,
             Collateralized by $9,178,000
             FNMA Pool #323020, 6.50%,
             02/01/13, market value $9,017,385
             (cost $8,840,000)                  $ 8,840,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $65,911,176)                 $68,691,820
                                                ===========

-------------------------------------------------------

   * Denotes a non-income producing security.

  ** Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

 *** Mortgage Dollar Roll. See note 1.

**** Segregated as collateral for mortgage dollar rolls.

 (a) Zero coupon bond.

Cost for federal income tax purposes: $65,914,836.

The abbreviations in the above statement stand for the following:

    ADR    American Depositary Receipt
    AG     Aktiengesellschaft (German stock company)
    FHLMC  Federal Home Loan Mortgage Corporation
    FNMA   Federal National Mortgage Association
    LLC    Limited Liability Company
    LP     Limited Partnership
    NA     North America
    NA     National Association
    PLC    Public Limited Company (British)
    REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 38              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              CORPORATE BONDS (28.3%)
              AEROSPACE/DEFENSE (0.4%)
$    125,000  BE Aerospace, Inc., 8.00%,
              03/01/08                         $   116,875
     100,000  Raytheon Co., 6.15%, 11/01/08         94,071
                                               -----------
                                                   210,946
                                               -----------
              AGRICULTURAL PRODUCTS (0.6%)
     125,000  Anchor Advanced Products, Inc.,
              11.75%, 04/01/04                     128,125
     125,000  Imperial Holly Corp., 9.75%,
              12/15/07                             121,875
     105,000  Purina Mills, Inc., 9.00%,
              03/15/10                              78,750
                                               -----------
                                                   328,750
                                               -----------
              AIRLINES (0.2%)
     125,000  Airplanes Pass Trust, 10.875%,
              03/15/19                             120,377
                                               -----------
              AUTO PARTS & EQUIPMENT (1.1%)
     125,000  Breed Technologies, Inc.,
              9.25%, 04/15/08                       20,000
     125,000  Hayes Lemmerz International,
              Inc., 8.25%, 12/15/08*               119,062
     125,000  Lear Corp., 8.11%, 05/15/09*         120,368
     300,000  TRW, Inc., 6.45%, 06/15/01*          300,323
                                               -----------
                                                   559,753
                                               -----------
              BANKS/REGIONAL (1.8%)
     400,000  Bankamerica Corp., 5.75%,
              03/01/04                             382,524
     540,000  Commerzbank Overseas, 10.25%,
              04/28/00                             370,638
     175,000  U.S. Bank NA, 5.70%, 12/15/08        159,789
                                               -----------
                                                   912,951
                                               -----------
              BROADCASTING & TELEVISION (3.0%)
     125,000  Adelphia Communications Corp.,
              9.875%, 03/01/07                     130,625
     425,000  Charter Communications Holdings
              LLC, 0/9.92%, 04/01/11*              263,500
     125,000  CSC Holdings, Inc., 7.625%,
              07/15/18                             115,781
     125,000  FrontierVision Capital, 11.00%,
              10/15/06                             136,250
     250,000  Granite Broadcasting Corp.,
              8.875%, 05/15/08 *                   238,125

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              BROADCASTING & TELEVISION (CONTINUED)
$    150,000  International Cabletel, Inc.,
              0/11.50%, 02/01/06               $   130,875
     125,000  Lin Television Corp., 8.375%,
              03/01/08                             119,375
     150,000  Telewest Communications PLC,
              0/11.00%, 10/01/07                   133,500
     125,000  United Industries Corp.,
              9.875%, 04/01/09*                    113,750
     190,000  United International Holdings,
              Inc., 0/10.75%, 02/15/08             124,925
                                               -----------
                                                 1,506,706
                                               -----------
              CHEMICALS (0.7%)
     125,000  Huntsman Corp., 9.50%,
              07/01/07*                            118,125
     125,000  Lyondell Chemical Co., 9.875%,
              05/01/07                             127,813
      50,000  PCI Chemicals Canada, Inc.,
              9.25%, 10/15/07                       40,500
      75,000  Praxair, Inc., 6.15%, 04/15/03        73,041
                                               -----------
                                                   359,479
                                               -----------
              COMPUTERS/SOFTWARE & SERVICES (0.4%)
     250,000  Mediacom LLC, 8.50%, 04/15/08        235,000
                                               -----------
              CONSUMER & COMMERCIAL SERVICES (2.6%)
     115,000  Comdisco, Inc., 6.00%, 01/30/02      113,371
     125,000  HMH Properties, Inc., 7.875%,
              08/01/08                             115,312
     125,000  HMH Properties, Inc., 8.45%,
              12/01/08                             118,750
     125,000  Integrated Electrical Services,
              Inc., 9.375%, 02/01/09*              123,125
     230,000  Iron Mountain, Inc., 8.75%,
              09/30/09                             223,100
     125,000  Pierce Leahy Corp., 11.125%,
              07/15/06                             135,625
     125,000  Primark Corp., 9.25%, 12/15/08       120,312
     125,000  Protection One, Inc., 8.125%,
              01/15/09*                            115,781
     150,000  Service Corp. International,
              6.00%, 12/15/05                      137,839
     125,000  Unisys Corp., 7.875%, 04/01/08       125,000
                                               -----------
                                                 1,328,215
                                               -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               39

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              CONSUMER JEWELRY & GIFTS (0.2%)
$    125,000  NBTY, Inc., 8.625%, 09/15/07     $   107,500
                                               -----------
              CONTAINERS & PACKAGING (0.5%)
      50,000  Huntsman Packaging Corp.,
              9.125%, 10/01/07                      48,500
     100,000  Radnor Holdings Corp., 10.00%,
              12/01/03                             100,000
     125,000  Synthetic Industries, Inc.,
              9.25%, 02/15/07                      128,125
                                               -----------
                                                   276,625
                                               -----------
              ENGINEERING & CONSTRUCTION (0.2%)
     100,000  High Voltage Engineering Corp.,
              10.50%, 08/15/04                      92,875
                                               -----------
              ENTERTAINMENT (1.6%)
     125,000  Harrahs Operating Co., Inc.,
              7.875%, 12/15/05                     120,937
     250,000  Horseshoe Gaming LLC, 9.375%,
              06/15/07                             254,063
     125,000  Isle of Capri Casino, Inc.,
              8.75%, 04/15/09*                     117,187
      75,000  Mohegan Tribal Gaming
              Authority, 8.75%, 01/01/09            74,250
     125,000  Park Place Entertainment, Inc.,
              7.875%, 12/15/05                     119,063
     150,000  Waterford Gaming LLC, 9.50%,
              03/15/10 *                           148,875
                                               -----------
                                                   834,375
                                               -----------
              FINANCIAL SERVICES (1.5%)
     125,000  ContiFinancial Corp., 8.125%,
              04/01/08                              94,573
     150,000  DVI, Inc., 9.875%, 02/01/04          144,750
      35,000  Ford Motor Credit Co., 5.80%,
              01/12/09                              32,000
     230,000  G.E. Capital Corp., 5.875%,
              07/07/00                             153,216
      30,000  Merrill Lynch & Co., 6.00%,
              11/15/04                              29,202
     300,000  TPSA Finance BV, 7.75%,
              12/10/08*                            291,150
                                               -----------
                                                   744,891
                                               -----------
              FOODS (0.5%)
     125,000  Ameriserv Food Distribution,
              Inc., 10.125%, 07/15/07              106,250
     150,000  Delta Beverage Group, Inc.,
              9.75%, 12/15/03                      154,500
                                               -----------
                                                   260,750
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              HEALTH CARE (0.5%)
$    125,000  Dade International, Inc.,
              11.125%, 05/01/06                $   131,562
     125,000  Kindercare Learning Centers,
              Inc., 6.00%, 02/15/09                118,750
                                               -----------
                                                   250,312
                                               -----------
              HOTELS & LODGING (0.2%)
     125,000  Prime Hospitality Corp., 9.75%,
              04/01/07                             121,250
                                               -----------
              HOUSEWARES (0.3%)
     175,000  Ecko Group, Inc., 9.25%
              04/01/06                             171,500
                                               -----------
              INVESTMENT MANAGEMENT (0.2%)
     100,000  Paine Webber Group, 7.75%,
              09/01/02                             102,533
                                               -----------
              MANUFACTURING (1.1%)
     132,000  Alvey Systems, Inc., 11.375%,
              01/31/03                             133,485
     125,000  Cabot Safety Corp., 12.50%,
              07/15/05                             132,500
     125,000  Foamex LP, 9.875%, 06/15/07          106,250
     125,000  Furon Co., 8.125%, 03/01/08          117,500
     125,000  Indesco International, Inc.,
              9.75%, 04/15/08                       91,250
                                               -----------
                                                   580,985
                                               -----------
              MEDICAL PRODUCTS (0.4%)
     225,000  Alaris Medical Systems, Inc.,
              9.75%, 12/01/06                      219,375
                                               -----------
              MINING (0.4%)
     100,000  AEI Holding Co., 10.00%,
              11/15/07*                             99,000
     125,000  P&L Coal Holdings Corp.,
              8.875%, 05/15/08                       12000
                                               -----------
                                                   224,000
                                               -----------
              OFFICE EQUIPMENT & SUPPLIES (0.2%)
      75,000  Staples, Inc., 7.125%, 08/15/07       74,350
                                               -----------

 40              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              OIL & GAS (0.7%)
$    120,000  Canadian Forest Oil Ltd.,
              8.75%, 09/15/07                  $   115,500
     100,000  Clark Refining & Marketing,
              Inc., 8.875%, 11/15/07                87,875
     125,000  Pennzenergy Co., 10.125%,
              11/15/09                             137,561
                                               -----------
                                                   340,936
                                               -----------
              PAPER & FOREST PRODUCTS (0.2%)
     125,000  Millar Western Forest Products,
              Inc., 9.875%, 05/15/08               120,469
                                               -----------
              PERSONAL CARE PRODUCTS (0.2%)
     125,000  French Fragrances, Inc.,
              10.375%, 05/15/07                    126,250
                                               -----------
              PUBLISHING (1.2%)
     150,000  Advanstar Communications, Inc.,
              9.25%, 05/01/08                      147,375
     125,000  Big Flower Press Holdings,
              Inc., 8.625%, 12/01/08               115,000
     125,000  Garden State Newspapers, Inc.,
              8.75%, 10/01/09                      122,500
     225,000  Hollinger International, Inc.,
              9.25%, 03/15/07                      230,625
                                               -----------
                                                   615,500
                                               -----------
              REAL ESTATE (0.6%)
     125,000  CB Richard Ellis Services,
              Inc., 8.875%, 06/01/06               120,625
      50,000  Forest City Enterprises, Inc.,
              8.50%, 03/15/08                       48,000
     150,000  Spieker Properties, Inc., REIT,
              7.25%, 05/01/09                      144,566
                                               -----------
                                                   313,191
                                               -----------
              RETAIL (1.5%)
     200,000  Archibald Candy Corp., 10.25%,
              07/01/04                             202,000
     125,000  Cole National Group, Inc.,
              8.625%, 08/15/07                     107,500
     125,000  Musicland Group, 9.00%,
              06/15/03                             120,000
     135,000  Pueblo Xtra International,
              Inc., 9.50%, 08/01/03                124,538
      65,000  Pueblo Xtra International,
              Inc., 9.50%, 08/01/03                 59,963
     125,000  Simmons Co., 10.25%, 03/15/09 *      126,875
                                               -----------
                                                   740,876
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              SERVICES/DATA PROCESSING (0.2%)
$     40,000  First Data Corp., 6.375%,
              12/15/07                         $    38,432
     100,000  Pierce Leahy Corp., 8.125%,
              05/15/08                              94,500
                                               -----------
                                                   132,932
                                               -----------
              SHIPPING (1.5%)
      50,000  Atlantic Express Transportation Corp.,
              10.75%, 02/01/04                      49,500
     100,000  Axiohm Transaction Solutions, Inc.,
              9.75%, 10/01/07                       65,000
     125,000  Coach USA, Inc., 9.375%,
              07/01/07                             130,000
     125,000  Enterprises Shipholding Corp.,
              8.875%, 05/01/08                      87,500
     125,000  Falcon Holding Group, 8.375%,
              04/15/10                             123,438
     100,000  Navistar International Corp.,
              8.00%, 02/01/08                       98,000
     125,000  Setllex Industries, Inc.,
              9.50%, 11/01/07                      105,000
     125,000  Teekay Shipping Corp., 8.32%,
              02/01/08                             117,969
                                               -----------
                                                   776,407
                                               -----------
              SPECIALTY PRINTING (0.2%)
     125,000  Mail-Well Corp., 8.75%,
              12/15/08                             121,250
                                               -----------
              TELECOMMUNICATIONS (2.3%)
     125,000  Centennial Cellular Corp.,
              10.75%, 12/15/08*                    129,062
      75,000  Century Communications Corp.,
              0.00%, 01/15/08 ****                  33,375
     135,000  GTE Corp., 8.50%, 03/15/08           128,355
     125,000  Intermedia Communications
              Corp., 8.50%, 01/15/08               114,375
     200,000  Jordan Telecom Products, Inc.,
              0/11.75%, 08/01/07                   171,000
     125,000  L-3 Communications Holdings, Inc.,
              8.00%, 08/01/08                      117,813
     300,000  MetroNet Escrow Corp., 0/9.95%,
              06/15/08                             220,500
     200,000  Nextel Communications, Inc.,
              0/9.75%, 10/31/07                    139,500
     125,000  Rogers Communications, Inc.,
              8.875%, 07/15/07                     125,625
                                               -----------
                                                 1,179,605
                                               -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               41

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              TEXTILES/APPAREL (0.2%)
$    125,000  Panolam Industries
              International, 11.50%,
              02/15/09*                        $   129,063
                                               -----------
              WASTE MANAGEMENT (0.9%)
     125,000  Allied Waste NA, 7.875%,
              01/01/09                             115,938
     125,000  Envirosource, Inc., 9.75%,
              06/15/03                              76,250
     250,000  Safety-Kleen Corp., 9.25%,
              06/01/08                             256,250
                                               -----------
                                                   448,438
                                               -----------
              TOTAL CORPORATE BONDS
              (cost $15,444,212)                14,668,415
                                               -----------
              CONVERTIBLE DEBT (0.5%)
              ELECTRONICS/SEMI-CONDUCTORS (0.5%)
     250,000  Micron Technology, Inc., 7.00%,
              07/01/04 (cost $249,391)             255,625
                                               -----------
              MORTGAGE-BACKED SECURITIES (18.1%)
              DIVERSIFIED/FINANCIAL (6.4%)
     800,000  Commercial Mortgage, 7.35%,
              08/17/13                             778,024
     400,000  Contimortgage 1999-3, 7.00%,
              12/25/29                             333,859
     466,601  Countrywide Mortgage, 7.75%,
              06/25/24                             471,852
   1,950,000  Donaldson, Lufkin, Jenrette,
              Commercial Mortgage Corp. IO,
              0.7085%, 05/10/23                     83,470
   3,300,000  Donaldson, Lufkin, Jenrette,
              Commercial Mortgage Corp. IO,
              0.8514%, 11/12/31                    172,607
      49,256  First Union Residential
              Securitization Trust, 7.00%,
              08/25/28                              44,857
     397,112  GECMS 1998-15 B1, 6.75%,
              11/25/28                             351,302
      95,385  Green Tree Financial Corp.,
              7.07%, 01/15/29                       95,802
     450,047  Mid-State Trust, 7.34%,
              07/01/35,                            453,306
      74,227  PNC Mortgage Securities Corp.,
              6.75%, 05/25/28                       69,919
      98,901  PNC Mortgage Securities Corp.,
              6.838%, 05/25/28                      88,852
      98,747  PNC Mortgage Securities Corp.,
              6.734%, 07/25/28                      87,726
         348  PNC Mortgage Securities Corp.,
              6.50%, 12/25/28                          301
         188  PNC Mortgage Securities Corp.,
              6.25%, 12/26/28                          172

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              DIVERSIFIED/FINANCIAL (CONTINUED)
$    348,782  PNC Mortgage Securities Corp.,
              6.838%, 03/25/29                 $   308,892
     258,959  PNC Mortgage Securities Corp.,
              6.904%, 04/25/29                     232,687
                                               -----------
                                                 3,573,628
                                               -----------
              U.S. GOVERNMENT AGENCY (11.7%)
     250,000  FHLMC Gold, 6.50%, 07/01/30 **       241,797
         207  FHLMC IO, Series 1103,
              1156.50%, 06/15/21                     6,353
     214,326  FNMA-ACES, 7.368%, 08/17/03          215,281
   4,745,158  FNMA-ACES IO, 1.045%, 06/25/38       271,760
   3,000,000  FNMA, 6.00%, 07/01/30 **           2,821,875
   2,000,000  FNMA, 7.50%, 08/01/30 **           2,020,000
                                               -----------
                                                 5,577,066
                                               -----------
              TOTAL MORTGAGE-BACKED SECURITIES
              (cost $9,302,004)                  9,150,694
                                               -----------
              SOVEREIGN BONDS (23.7%)
              ALGERIA (0.6%)
     600,000  Algeria Tranche 3, 6.375%,
              03/04/10                             336,000
                                               -----------
              ARGENTINA (2.3%)
     750,000  Argentina Global Bond, 11.00%,
              12/04/05                             688,125
     575,000  Argentina Global Bond, 11.375%,
              01/30/17                             494,500
                                               -----------
              TOTAL ARGENTINA                    1,182,625
                                               -----------
              AUSTRALIA (0.1%)
      10,000  New South Wales Treasury Corp.,
              7.375%, 02/21/07 (AUD)                 6,864
                                               -----------
              BRAZIL (2.7%)
     478,391  Brazil C Bond Register, 5.00%,
              04/15/14                             302,365
     190,000  Brazil Eligible Interest Bond,
              5.875%, 04/15/06                     146,775
   1,436,883  Republic of Brazil, 5.00%,
              04/15/14                             911,706
                                               -----------
              TOTAL BRAZIL                       1,360,846
                                               -----------
              BULGARIA (1.1%)
     500,000  Bulgaria Floating Rate Bond,
              6.125%, 07/28/12 *****               297,500

 42              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              BULGARIA (CONTINUED)
$    400,000  Bulgaria PDI, 5.875%, 07/28/11   $   270,000
                                               -----------
              TOTAL BULGARIA                       567,500
                                               -----------
              CANADA (0.2%)
     170,000  Canadian Government, 6.00%,
              06/01/08 (CAD)                       118,885
                                               -----------
              COLUMBIA (0.5%)
     250,000  Republic of Colombia, 10.875%,
              03/09/04                             238,750
                                               -----------
              CROATIA (0.7%)
     398,300  Croatia Series B, 6.125%,
              07/31/06                             329,593
                                               -----------
              ECUADOR (0.4%)
     500,000  Ecuador-Global Bond Registered,
              4.00%, 02/28/25                      195,000
                                               -----------
              ENGLAND (1.1%)
     350,000  U.K. Treasury Bonds, 6.50%,
              12/07/03 (GBP)                       575,370
                                               -----------
              GERMANY (1.0%)
     120,000  Bundesrepublic Deutchland,
              5.625%, 01/04/28 (EUR)               130,956
     345,000  Bundesschatzanweisungen, 4.00%,
              09/17/99 (EUR)                       356,712
                                               -----------
              TOTAL GERMANY                        487,668
                                               -----------
              GREECE (1.3%)
   8,400,000  Hellenic Republic, 11.00%,
              02/25/00 (EUR)                        26,946
  47,000,000  Hellenic Republic, 9.80%,
              03/21/00 (EUR)                       149,848
  38,000,000  Hellenic Republic, 7.60%,
              01/22/02 (EUR)                       122,629
  95,500,000  Hellenic Republic, 8.90%,
              04/01/03 (EUR)                       325,900
   6,400,000  Hellenic Republic, 8.70%,
              04/08/05 (EUR)                        22,571
                                               -----------
              TOTAL GREECE                         647,894
                                               -----------
              ITALY (0.2%)
     120,000  Italy-BPDT, 5.25%, 11/01/29
              (EUR)                                118,400
                                               -----------
              IVORY COAST (0.5%)
     950,000  Ivory Coast, 2.00%, 03/29/18         251,750
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              MEXICO (2.1%)
$  1,000,000  Mexico Par Series B, 6.25%,
              12/31/19                         $   733,737
     200,000  United Mexican States, 9.875%,
              01/15/07                             199,750
     150,000  United Mexican States, 10.375%,
              02/17/09                             150,563
                                               -----------
              TOTAL MEXICO                       1,084,050
                                               -----------
              MOROCCO (0.6%)
     402,339  Morocco -- R&CA Floating Rate
              Bond, 6.06%, 01/01/09 *****          324,889
                                               -----------
              NORWAY (0.2%)
   1,000,000  Norwegian Treasury Bills,
              6.50%, 09/15/99 (NOK)                127,046
                                               -----------
              PANAMA (0.6%)
     400,000  Panama-IRB Sinking Fund, 4.00%,
              07/17/14                             292,500
                                               -----------
              PERU (1.1%)
     950,000  Peru PDI, 4.00%, 03/17/07            570,000
                                               -----------
              PHILLIPPINES (0.4%)
     250,000  Bangko Sentral Pilipinas,
              8.60%, 06/15/27                      203,125
                                               -----------
              POLAND (0.5%)
     300,000  European Investment Bank,
              10.50%, 01/25/01 (PLN)                74,973
     200,000  International Bank of
              Reconciliation & Development,
              18.00%, 02/27/03 (PLN)                61,681
     390,000  Nordic Investment Bank, 17.75%,
              04/15/02 (PLN)                       113,320
                                               -----------
              TOTAL POLAND                         249,974
                                               -----------
              RUSSIA (1.0%)
   1,200,000  Russian Federation, 10.00%,
              06/26/07                             501,960
                                               -----------
              SLOVENIA (0.3%)
     120,000  Republic of Slovenia, 5.375%,
              05/27/05 (PLN)                       126,815
                                               -----------
              SPAIN (0.6%)
     260,000  Spanish Government, 6.00%,
              01/31/08 (EUR)                       290,932
                                               -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               43

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              SWEDEN (0.4%)
$    180,000  Sudwest Landes Bank, 17.50%,
              05/05/03 (SEK)                   $    54,678
   1,000,000  Sweden Government Bond 6.50%,
              05/05/08 (SEK)                       129,966
                                               -----------
              TOTAL SWEDEN                         184,644
                                               -----------
              VENEZUELA (3.2%)
     190,475  Venezuelan Government, 6.125%,
              03/31/07                             143,571
     761,900  Venezuelan Government, 6.125%,
              03/31/07                             574,282
     700,000  Venezuelan Government, 13.625%,
              08/15/18                             630,000
     450,000  Venezuelan Government, 9.25%,
              09/15/27                             291,375
                                               -----------
              TOTAL VENEZUELA                    1,639,228
                                               -----------
              TOTAL SOVEREIGN BONDS
              (cost $12,501,001)                12,012,308
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (13.2%)
$  3,500,000  U.S. Treasury Bond, 5.25%,
              05/31/01***                      $ 3,482,500
      40,000  U.S. Treasury Bond, 6.125%,
              11/15/27                              39,625
     500,000  U.S. Treasury Note, 4.75%,
              02/15/04                             480,469
   1,650,000  U.S. Treasury Note, 4.75%,
              11/15/08***                        1,514,391
     335,000  U.S. Treasury Note, 5.50%,
              08/15/28                             305,897
   1,000,000  U.S. Treasury Note, 5.25%,
              11/15/28***                          885,000
                                               -----------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $6,861,257)                  6,707,882
                                               -----------
----------------------------------------------------------
   SHARES     SECURITY                            VALUE
----------------------------------------------------------
              WARRANTS (0.1%)
         196  United Mexican States, 10.375%
              (cost $6,329)                    $    12,250
                                               -----------
-----------
 PRINCIPAL
-----------
              REPURCHASE AGREEMENT (23.3%)
$ 11,836,000  Fifth Third Bank, 4.40%,
              07/01/99, Collateralized by
              $12,288,000 FNMA Pool #323020,
              6.50%, 02/01/13, market value
              $12,072,960 (cost $11,836,000)    11,836,000
                                               -----------
              TOTAL INVESTMENTS
              (cost $56,200,194)               $54,643,174
                                               ===========

--------------------------------------------------------------------------------

 44              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

                                  CONTRACT      MARKET
                                   VALUE        VALUE       APPRECIATION
CURRENCY PURCHASED:               (U.S.$)      (U.S.$)     (DEPRECIATION)   DELIVERY DATE
-------------------               --------     -------     --------------   -------------
Euro Dollars                     $   48,642   $   48,555      $   (87)        07/02/99
Euro Dollars                        533,451      529,374       (4,077)        07/28/99
Norwegian Krone                      70,060       69,834         (226)        07/28/99
Swedish Kronor                      110,589      109,715         (874)        07/28/99
                                 ----------   ----------      -------
    Total currency purchased     $  762,742   $  757,478      $(5,264)
                                 ----------   ----------      -------
CURRENCY SOLD:
-------------------------------
Australian Dollars               $  257,615   $  258,583      $  (968)        07/28/99
Euro Dollars                        319,234      315,281        3,953         07/28/99
British Pounds                      587,377      582,162        5,215         07/28/99
Norwegian Krone                      70,149       69,834          315         07/28/99
Swedish Kronor                      109,283      109,715         (432)        07/28/99
                                 ----------   ----------      -------
    Total currency sold          $1,343,658   $1,335,575      $ 8,083
                                 ----------   ----------      -------
Net receivable for forward
  currency contracts purchased
  and sold                                                    $ 2,819
                                                              =======

--------------------------------------------------------------------------------

    * Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
   ** Mortgage Dollar Roll. See note 1.
  *** Segregated as collateral for mortgage dollar rolls.
 **** Zero Coupon Bond.
***** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 1999.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for federal income tax purposes: $56,248,444.

The abbreviations in the above statement stand for the following:

    ACES    Adjustable Conversion-Rate Equity Security
    AUD     Australian Dollars
    BPDT    Buoni Poliennali Del Tes (Italian Treasury Bonds)
    BV      Private Company
    CAD     Canadian Dollars
    EUR     Euro Dollars
    FHLMC   Federal Home Loan Mortgage Corporation
    FNMA    Federal National Mortgage Association
    GBP     British Pounds
    GEMCS   General Electric Capital Mortgage Services, Inc.
    IO      Interest Only
    IRB     Interest Reduction Bonds
    LLC     Limited Liability Company
    NA      North America
    NA      National Association
    NOK     Norwegian Krone
    PDI     Past Due Interest
    PLC     Public Limited Company (British)
    PLN     Polish Zlotys
    R&CA    Reconstruction Consolidated Agreement
    REIT    Real Estate Investment Trust
    SEK     Swedish Kronor

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               45

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             COMMON STOCK (92.6%)
             ADVERTISING AGENCIES (1.7%)
    29,000   Snyder Communications, Inc.*      $    949,750
    31,000   True North Communications, Inc.        930,000
                                               ------------
                                                  1,879,750
                                               ------------
             AEROSPACE/DEFENSE (0.7%)
    42,000   Doncasters PLC ADR*                    735,000
                                               ------------
             AIR FREIGHT (0.3%)
    39,200   Kitty Hawk, Inc.*                      308,700
                                               ------------
             AUTO PARTS & EQUIPMENT (1.9%)
    20,800   Arvin Industries, Inc.                 787,800
    22,600   Discount Auto Parts, Inc.*             545,225
    22,700   Dura Automotive Systems, Inc.*         754,775
                                               ------------
                                                  2,087,800
                                               ------------
             CHEMICALS/SPECIALTY (4.2%)
    46,600   Arch Chemicals, Inc.                 1,132,962
    48,600   Geon Co.                             1,567,350
     2,300   Lubrizol Corp.                          62,675
    32,500   M. A. Hanna Co.                        534,219
    67,100   RPM, Inc.*                             951,981
    15,200   Wellman, Inc.                          242,250
                                               ------------
                                                  4,491,437
                                               ------------
             COMPUTERS/HARDWARE (3.2%)
    85,000   HMT Technology Corp.*                  212,500
    95,300   In Focus Systems, Inc.*              1,429,500
   185,600   Maxtor Corp.*                          933,809
    50,200   Sequent Computer Systems, Inc.*        891,050
                                               ------------
                                                  3,466,859
                                               ------------
             COMPUTERS/SOFTWARE & SERVICES (11.2%)
    47,800   Ardent Software, Inc.*               1,015,750
    44,300   Autodesk, Inc.                       1,309,619
    28,100   BARRA, Inc.*                           709,525
    61,700   Cadence Design Systems, Inc.*          786,675
    43,000   Cambridge Technology Partners,
             Inc.*                                  755,188
   212,900   Corel Corp.*                           824,987
    27,000   GT Interactive Software Corp.*          94,500
    49,900   Harbinger Corp.*                       623,750
    67,100   Hyperion Solutions Corp.*            1,195,219
     7,900   InaCom Corp.*                           99,738
    51,600   JDA Software Group, Inc.*              480,525
    63,900   Parametric Technology Co.*             886,612
    19,500   Project Software & Development,
             Inc.*                                  609,375
    28,500   SAGA Systems, Inc.*                    363,375
    34,900   Sterling Commerce, Inc.              1,273,850
    17,200   Sterling Software, Inc.*               459,025

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             COMPUTERS/SOFTWARE & SERVICES (CONTINUED)
    57,200   Technology Solutions Co.*         $    618,475
                                               ------------
                                                 12,106,188
                                               ------------
             CONSTRUCTION (0.4%)
    32,500   Chicago Bridge & Iron Co.              452,969
                                               ------------
             CONSUMER JEWELRY & GIFTS (0.4%)
    33,300   Finlay Enterprises, Inc.*              445,388
                                               ------------
             CONSUMER SERVICES (3.1%)
    48,800   NFO Worldwide, Inc.*                   683,200
    28,200   Renaissance Worldwide, Inc.*           224,720
    13,900   Staffmark, Inc.*                       139,435
    51,600   Stewart Enterprises, Inc. Class
             A                                      751,425
   138,800   Sybase, Inc.*                        1,526,800
                                               ------------
                                                  3,325,580
                                               ------------
             CONTAINERS & PACKAGE (0.9%)
   100,900   Gaylord Container Corp. Class A*       800,894
     9,100   Rock-Tenn Co.                          151,856
                                               ------------
                                                    952,750
                                               ------------
             DISTRIBUTORS (1.7%)
    39,700   Tech Data Corp.*                     1,518,525
       700   Tristar Aerospace Co.*                   5,775
    16,500   Watsco, Inc.*                          270,188
                                               ------------
                                                  1,794,488
                                               ------------
             ELECTRONICS (4.3%)
    13,100   Cohu, Inc.                             463,413
    23,100   FSI International, Inc.*               192,019
    38,600   Millipore Corp.                      1,565,712
    17,800   Sensormatic Electronics Corp.*         248,088
    29,200   Silicon Valley Group, Inc.*            490,925
    16,600   Trimble Navigation Ltd.*               213,725
    22,100   Ucar International, Inc.*              558,025
    55,500   Varian Semiconductor Equipment
             Associates, Inc.*                      943,500
                                               ------------
                                                  4,675,407
                                               ------------
             ELECTRONICS/SEMI-CONDUCTORS (7.2%)
    40,900   Alliance Semiconductor Corp.*          406,444
     7,000   Amkor Technologies, Inc.*               71,750
   134,900   Cypress Semiconductor Corp.*         2,225,850
    26,200   Electroglas, Inc.*                     524,000
    38,800   Etec Systems, Inc.*                  1,290,100
   130,300   International Rectifier Corp.*       1,734,619
    32,300   Lam Research Corp.*                  1,508,006
                                               ------------
                                                  7,760,769
                                               ------------

 46              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             FINANCIAL (1.8%)
    19,900   Affiliated Managers Group, Inc.*  $    600,731
    33,500   Bay View Capital Corp.                 686,750
    24,100   Heller Financial, Inc.                 670,281
                                               ------------
                                                  1,957,762
                                               ------------
             FOOD & BEVERAGES (0.9%)
    54,500   International Home Foods, Inc.*      1,004,844
                                               ------------
             FOOTWEAR (0.8%)
    28,100   Maxwell Shoe Co. Class A*              254,656
    44,800   Wolverine World Wide, Inc.             627,200
                                               ------------
                                                    881,856
                                               ------------
             GAMING & LOTTERY (1.8%)
    94,000   Boyd Gaming Corp.*                     658,000
   132,700   Park Place Entertainment Corp.*      1,285,531
                                               ------------
                                                  1,943,531
                                               ------------
             HEALTH CARE (4.7%)
    37,300   AmeriPath, Inc.*                       321,713
    54,600   Bergen Brunswig Corp. Class A          941,850
     5,900   ESC Medical Systems Ltd.*               37,613
    34,400   Ocular Services, Inc.*                 597,700
    55,800   Quest Diagnostics, Inc.*             1,527,525
    37,900   Spacelabs Medical, Inc.*               715,363
    22,600   West Pharmaceutical Services,
             Inc.                                   887,050
                                               ------------
                                                  5,028,814
                                               ------------
             HOUSEHOLD FURNITURE & APPLIANCES (0.4%)
    10,100   Harman International Industries,
             Inc.                                   444,400
                                               ------------
             INSURANCE (3.3%)
    60,600   ARM Financial Group, Inc. Class
             A*                                     515,100
    42,400   Everest Reinsurance Holdings,
             Inc.                                 1,383,300
    31,900   MONY Group, Inc.*                    1,040,737
    18,700   SCPIE Holdings, Inc.                   610,088
                                               ------------
                                                  3,549,225
                                               ------------
             MACHINERY/DIVERSIFIED (1.8%)
    64,400   AGCO Corp.                             728,525
    27,000   Applied Industrial Technology,
             Inc.*                                  513,000
     7,900   Nordson Corp.                          483,875
    24,800   OmniQuip International, Inc.           195,300
                                               ------------
                                                  1,920,700
                                               ------------
             MANUFACTURING (2.8%)
    89,400   Bethlehem Steel Corp.*                 687,263
   105,200   Integrated Device Technology,
             Inc.*                                1,144,050
    13,400   The Toro Co.                           527,625
       400   US Industries, Inc.*                     6,800

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             MANUFACTURING (CONTINUED)
    49,400   Varian, Inc.*                     $    666,900
                                               ------------
                                                  3,032,638
                                               ------------
             METAL FABRICATORS (0.9%)
    25,500   Intermet Corp.                         385,688
    21,400   Wolverine Tube, Inc.*                  537,675
                                               ------------
                                                    923,363
                                               ------------
             OIL & GAS (7.4%)
    20,900   BJ Services Co.*                       615,244
    44,300   EEX Corp.*                             307,331
    47,400   Houston Exploration Co.*               897,637
    44,400   Newpark Resources, Inc.*               394,050
    33,500   Noble Affiliates, Inc.                 944,281
   153,900   Ocean Energy, Inc.*                  1,481,287
    76,300   Range Resources Corp.                  467,338
   177,700   Santa Fe Energy Resources, Inc.*     1,354,962
    35,700   Santa Fe International Corp.           821,100
    44,100   Tesoro Petroleum Corp.*                702,844
     9,500   Titan Exploration, Inc.*                47,500
                                               ------------
                                                  8,033,574
                                               ------------
             PAPER & FOREST PRODUCTS (1.2%)
    22,700   Chesapeake Corp.                       849,831
    18,300   Jefferson Smurfit Group*               431,194
                                               ------------
                                                  1,281,025
                                               ------------
             PERSONAL CARE PRODUCTS (0.1%)
    12,900   Herbalife International, Inc.          111,263
                                               ------------
             PUBLISHING (3.4%)
    63,100   Bowne & Co, Inc.*                      820,300
    24,200   Houghton Mifflin Co.                 1,138,912
   111,100   Ziff-Davis, Inc.                     1,715,106
                                               ------------
                                                  3,674,318
                                               ------------
             RECREATIONAL PRODUCTS (1.7%)
    63,800   Callaway Golf Co.                      933,075
    20,200   Polaris Industries, Inc.               878,700
                                               ------------
                                                  1,811,775
                                               ------------
             RESTAURANTS (0.3%)
    18,700   Bob Evans Farms, Inc.                  371,663
                                               ------------
             RETAIL (11.4%)
    19,600   Bon-Ton Stores*                        126,175
    68,300   Brown Shoe Co., Inc.                 1,485,525
    62,500   Burlington Coat Factory
             Warehouse Corp.*                     1,207,031
    39,300   Elder-Beerman Stores Corp.*            287,381
    36,700   General Nutrition Cos., Inc.*          855,569
    12,600   Harcourt General, Inc.*                649,687
    51,100   Micro Warehouse, Inc.*                 913,412

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               47

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             RETAIL (CONTINUED)
   107,100   Musicland Stores Corp.*           $    950,512
    28,500   Neiman Marcus Group, Inc.*             732,094
    92,000   Officemax, Inc.*                     1,104,000
   129,100   Pier 1 Imports, Inc.                 1,452,375
    18,800   Saks, Inc.*                            542,850
   198,000   Venator Group, Inc.*                 2,066,625
                                               ------------
                                                 12,373,236
                                               ------------
             STEEL (0.7%)
   112,300   Armco, Inc.*                           743,987
                                               ------------
             TELECOMMUNICATIONS (0.9%)
    19,800   Avid Technologies, Inc.*               319,275
   140,500   Paging Network, Inc.*                  676,156
                                               ------------
                                                    995,431
                                               ------------
             TEXTILES/APPAREL (1.2%)
    29,000   Burlington Industries, Inc.*           262,813
    48,600   Nautica Enterprises, Inc.*             820,125
     8,000   Unifi, Inc.*                           170,000
                                               ------------
                                                  1,252,938
                                               ------------
             TRANSPORTATION (1.9%)
    58,200   Arkansas Best Corp.*                   578,362
     5,300   Knightsbridge Tankers Ltd.              92,750
    77,400   Yellow Corp.*                        1,373,850
                                               ------------
                                                  2,044,962
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             TRUCKS & PARTS (0.7%)
    41,800   Wabash National Corp.             $    809,875
                                               ------------
             WASTE MANAGEMENT (1.3%)
    27,100   Allied Waste Industries, Inc.*         535,225
    50,825   Safety-Kleen Corp.*                    921,203
                                               ------------
                                                  1,456,428
                                               ------------
             TOTAL COMMON STOCK
             (cost $90,606,487)
                                                100,130,693
                                               ------------

---------
PRINCIPAL
---------
             REPURCHASE AGREEMENT (3.6%)
$3,855,000   Fifth Third Bank, 4.40%,
             07/01/99, Collaterlized by
             $2,710,000 FNMA Pool #323020,
             6.50%, 02/01/13, market value
             $2,662,575 and $1,270,000 FHLMC
             Gold Pool #G30141, 6.50%,
             01/01/19, market value
             $1,270,000
             (cost $3,855,000)                    3,855,000
                                               ------------
             TOTAL INVESTMENTS
             (cost $94,461,487)                $103,985,693
                                               ============

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $96,194,594.

The abbreviations in the above statement stand for the following:

    ADR     American Depositary Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    FNMA    Federal National Mortgage Association
    PLC     Public Limited Company (British)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 48              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (94.5%)
              AEROSPACE/DEFENSE (0.5%)
        100   Alliant Techsystems, Inc.*       $      8,650
        500   Howmet International, Inc.*             8,594
                                               ------------
                                                     17,244
                                               ------------
              AIR FREIGHT (1.1%)
      1,500   Air Express International Corp.        38,063
                                               ------------
              AUTO PARTS & EQUIPMENT (0.9%)
      1,100   CSK Auto Corp.*                        29,700
                                               ------------
              BEVERAGES (0.4%)
        300   Beringer Wine Estates Holdings,
              Inc.*                                  12,534
                                               ------------
              BROADCASTING & TELEVISION (3.9%)
        700   ACTV, Inc.*                             9,712
        200   Century Communications Corp.*           9,200
        500   Citadel Communications Corp.*          18,094
        600   Jones Intercable, Inc.*                28,800
        300   Jones Intercable, Inc. Class A*        14,700
        200   Radio One, Inc.*                        9,300
        300   TCI Music, Inc.*                       10,612
      4,600   TCI Satellite Entertainment,
              Inc.*                                  13,512
        200   TV Guide, Inc.*                         7,325
        400   Westwood One, Inc.*                    14,275
                                               ------------
                                                    135,530
                                               ------------
              CHEMICALS (0.2%)
        400   Witco Corp.                             8,000
                                               ------------
              COMMUNICATION EQUIPMENT (2.3%)
        400   ANTEC Corp.*                           12,825
        400   DSP Communications, Inc.*              11,550
        200   L-3 Communications Holdings,
              Inc.*                                   9,663
        400   Polycom, Inc.*                         15,600
        300   Scientific-Atlanta, Inc.               10,800
      1,400   ViaSat, Inc.*                          21,350
                                               ------------
                                                     81,788
                                               ------------
              COMPUTERS/NETWORKING (1.9%)
        950   ACT Networks, Inc.*                    16,209
        850   MEDE AMERICA Corp.*                    32,088
        600   Visual Networks, Inc.*                 19,200
                                               ------------
                                                     67,497
                                               ------------
              COMPUTERS/SOFTWARE & SERVICES (20.2%)
        400   Activision, Inc.*                       5,825
        900   Affiliated Computer Services,
              Inc.*                                  45,563
        200   BroadVision, Inc.*                     14,750
      1,600   CAIS Internet, Inc.*                   29,400
        550   CheckFree Holdings*                    15,159
        300   Citrix Systems, Inc.*                  16,950

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTERS/SOFTWARE & SERVICES (CONTINUED)
        500   Comverse Technology, Inc.*       $     37,750
        400   Concentric Network Corp.*              15,900
        225   Critical Path, Inc.*                   12,445
      1,500   The Descartes Systems Group,
              Inc.*                                   7,594
        450   Exchange Applications, Inc.*           18,338
        400   Exodus Communications, Inc.*           47,975
        275   Gemstar International Group
              Ltd.*                                  17,944
        900   HNC Software, Inc.*                    27,731
        350   Infoseek Corp.*                        16,778
        400   Insight Enterprises, Inc.*              9,900
        700   Legato Systems, Inc.*                  40,425
        300   Macromedia, Inc.*                      10,575
        400   Media Metrix, Inc.*                    21,300
        375   Micromuse, Inc.*                       18,703
        300   MindSpring Enterprises, Inc.*          13,294
        100   MySoftware Co.*                         1,545
        200   Network Solutions, Inc.*               15,825
      1,000   nFront, Inc.*                          15,188
      1,850   Peerless Systems Corp.*                19,425
        300   Phone.com, Inc.*                       16,800
        100   Sapient Corp.*                          5,663
        300   SoftNet Systems, Inc.*                  8,363
        350   USinternetworking, Inc.*               14,700
        600   USWeb Corp.*                           13,313
        200   Verio, Inc.*                           13,900
        200   Verisign, Inc.*                        17,250
        450   Veritas Software Corp.*                42,722
        200   VerticalNet, Inc.*                     20,975
      1,200   VISTA Information Solutions,
              Inc.*                                  13,875
      1,400   Whittman-Hart, Inc.*                   44,450
                                               ------------
                                                    708,293
                                               ------------
              CONSTRUCTION (0.4%)
        600   Insituform Technologies, Inc.*         12,975
                                               ------------
              CONSUMER SERVICES (10.5%)
      1,300   Casella Waste Systems, Inc.*           33,800
        650   Catalyst International, Inc.*          11,659
        850   Coinstar, Inc.*                        24,384
      1,600   Corinthian Colleges, Inc.*             30,200
      1,900   First Consulting Group, Inc.*          20,187
        250   F.Y.I., Inc.*                           7,844
        650   Iron Mountain, Inc.*                   18,606
        450   Lason, Inc.*                           22,331
      1,050   The Metzler Group, Inc.*               29,006
        350   Pegasus Systems, Inc.*                 13,103
        350   ProBusiness Services, Inc.*            12,556
        275   The Profit Recovery Group
              International, Inc.*                   13,011
      1,400   PROVANT, Inc.*                         21,788
        700   Quanta Services, Inc.*                 30,800
        300   Realty Information Group, Inc.*        13,050
        800   RemedyTemp, Inc.*                      10,800
        300   Steiner Leisure Ltd.*                   9,094
        200   TMP Worldwide, Inc.*                   12,700

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               49

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CONSUMER SERVICES (CONTINUED)
        500   United Rentals, Inc.*            $     14,750
        900   ValueVision International,
              Inc.*                                  17,887
                                               ------------
                                                    367,556
                                               ------------
              CONTAINERS & PACKAGING (0.3%)
      1,200   Gaylord Container Corp. Class
              A*                                      9,525
                                               ------------
              ELECTRONICS (5.3%)
        400   EG&G, Inc.                             14,250
        450   Flextronics International Ltd.*        24,975
      1,100   Gentex Corp.*                          30,800
        450   Optical Coating Laboratory,
              Inc.                                   37,631
        500   Sanmina Corp.*                         37,937
        300   Sawtek, Inc.*                          13,763
        350   TranSwitch Corp.*                      16,581
        300   Veeco Instruments, Inc.*               10,200
                                               ------------
                                                    186,137
                                               ------------
              ELECTRONICS/SEMICONDUCTORS (3.3%)
        300   American Xtal Technology, Inc.*         7,144
        400   Burr-Brown Corp.*                      14,650
      1,100   CFM Technologies, Inc.*                11,000
        300   Conexant Systems, Inc.                 17,419
        300   Etec Systems, Inc.*                     9,975
        400   Galileo Technology Ltd.*               18,125
        200   Novellus Systems, Inc.*                13,650
        200   PMC-Sierra, Inc.*                      11,788
        100   QLogic Corp.*                          13,200
                                               ------------
                                                    116,951
                                               ------------
              ENGINEERING & CONSTRUCTION (0.2%)
      1,700   TransCoastal Marine Services,
              Inc.*                                   8,287
                                               ------------
              ENTERTAINMENT (3.8%)
        300   Championship Auto Racing Teams,
              Inc.*                                   8,981
        400   Cinar Corp. Class B*                    9,800
        400   Imax Corp.*                             9,000
        300   Macrovision Corp.*                     22,463
        200   Pixar, Inc.*                            8,625
        300   Premier Parks, Inc.*                   11,025
        625   SFX Entertainment, Inc.*               41,602
        250   Speedway Motorsports, Inc.*             9,828
        300   SportsLine USA, Inc.*                  10,763
                                               ------------
                                                    132,087
                                               ------------
              FINANCIAL (4.9%)
        525   Affiliated Managers Group,
              Inc.*                                  15,848
        400   Allied Capital Corp.                    9,600
        300   Creditrust Corp.*                       8,325
        600   Financial Security Assurance
              Holdings Ltd.                          31,200

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              FINANCIAL (CONTINUED)
        700   FiNet Holdings Corp.*            $      3,894
      1,700   Golden State Bancorp, Inc.*            37,400
        350   Hambrecht & Quist Group*               12,994
        600   Medallion Financial Corp.              11,438
        400   National Discount Brokers
              Group, Inc.*                           23,200
        300   Net.B@nk, Inc.*                        11,400
        200   Telebanc Financial Corp.*               7,750
                                               ------------
                                                    173,049
                                               ------------
              FINANCIAL INSTITUTIONS (0.1%)
        100   Bank United Corp.                       4,019
                                               ------------
              HEALTH CARE (0.8%)
        500   Bindley Western Industries,
              Inc.                                   11,531
        500   ChiRex, Inc.*                          16,063
                                               ------------
                                                     27,594
                                               ------------
              HEALTH CARE/SPECIAL SERVICES (4.5%)
        325   Accredo Health, Inc.*                  10,644
        650   Alkermes, Inc.*                        15,031
      1,250   Anesta Corp.*                          25,547
      1,000   Coventry Health Care, Inc.*            10,938
        750   Kendle International, Inc.*            12,000
        600   Lincare Holdings, Inc.*                15,000
        300   MedQuist, Inc.*                        13,125
        600   Priority Healthcare Corp.*             20,700
        325   Sunrise Assisted Living, Inc.*         11,334
        350   TLC The Laser Center, Inc.*            16,800
        100   VISX, Inc.*                             7,919
                                               ------------
                                                    159,038
                                               ------------
              HOTELS & LODGING (0.3%)
      1,000   Extended Stay America, Inc.*           12,000
                                               ------------
              INSURANCE (1.8%)
        600   Annuity and Life Re (Holdings)
              Ltd.                                   13,463
        100   FPIC Insurance Group, Inc.*             4,850
        300   Mutual Risk Management Ltd.            10,013
      1,000   Reinsurance Group of America,
              Inc.                                   35,250
                                               ------------
                                                     63,576
                                               ------------
              MANUFACTURING (1.4%)
        500   Asyst Technologies, Inc.*              14,969
        300   CUNO, Inc.*                             5,737
      3,000   Packaged Ice, Inc.*                    17,812
        200   Pentair, Inc.                           9,150
                                               ------------
                                                     47,668
                                               ------------
              MEDICAL PRODUCTS (1.6%)
        400   Inhale Therapeutic Systems,
              Inc.*                                   9,525

 50              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              MEDICAL PRODUCTS (CONTINUED)
        500   Osteotech, Inc.*                 $     14,375
      1,300   PAREXEL International Corp.*           17,306
        300   Xomed Surgical Product, Inc.*          14,606
                                               ------------
                                                     55,812
                                               ------------
              METAL FABRICATORS (0.3%)
        300   Reliance Steel & Aluminum Co.          11,700
                                               ------------
              OIL & GAS (3.9%)
        400   Barrett Resources Corp.*               15,350
        500   Evergreen Resources, Inc.*             12,594
      5,900   Grey Wolf, Inc.*                       14,750
        625   Hanover Compressor Co.*                20,078
      1,500   Newfield Exploration Co.*              42,656
        800   Nuevo Energy Co.*                      10,600
        600   Santa Fe International Corp.           13,800
        600   Tuboscope, Inc.*                        8,213
                                               ------------
                                                    138,041
                                               ------------
              PRINTING (0.3%)
        300   Valassis Communications, Inc.*         10,987
                                               ------------
              RAILROADS (0.2%)
        200   Carpenter Technology Corp.              5,713
                                               ------------
              REAL ESTATE (0.9%)
        700   Glenborough Realty Trust, Inc.,
              REIT                                   12,250
        800   MeriStar Hospitality Corp.,
              REIT                                   17,950
                                               ------------
                                                     30,200
                                               ------------
              RESTAURANTS (1.1%)
        400   Buca, Inc.*                             6,600
        650   Dave & Buster's, Inc.*                 18,850
        725   Rubio's Restaurants, Inc.*             11,192
                                               ------------
                                                     36,642
                                               ------------
              RETAIL (4.5%)
        550   American Eagle Outfitters,
              Inc.*                                  25,025
        500   Cheap Tickets, Inc.*                   18,250
        300   Claire's Stores, Inc.                   7,687
        200   eToys, Inc.*                            8,150
        500   Hollywood Entertainment Corp.           9,781
        625   REX Stores Corp.*                      18,633
        650   School Specialty, Inc.*                10,441
        800   Sonic Automotive, Inc.*                11,000
      1,000   Steven Madden Ltd.*                    13,562
        300   The Children's Place Retail
              Stores, Inc.*                          12,150

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAIL (CONTINUED)
        350   Tweeter Home Entertainment
              Group, Inc.*                     $     13,737
        600   Ultimate Electronics, Inc.*            10,912
                                               ------------
                                                    159,328
                                               ------------
              TELECOMMUNICATIONS (10.2%)
        700   Ancor Communications, Inc.*            22,662
        400   Asia Satellite
              Telecommunications Holdings
              Ltd.                                    9,225
        300   Covad Communications Group,
              Inc.*                                  15,994
      1,200   Excel Switching Corp.*                 35,925
        600   Gilat Communications Ltd.*              9,600
        550   Harmonic, Inc.*                        31,591
        700   Hyperion Telecommunications,
              Inc.*                                  13,169
        600   Millicom International Cellular
              SA*                                    18,900
        700   Omnipoint Corp.*                       20,256
      1,300   Pacific Gateway Exchange, Inc.*        37,862
        250   RCN Corp.*                             10,406
        450   RF Micro Devices, Inc.*                33,581
        350   RSL Communications Ltd. Class
              A*                                      6,759
        550   Time Warner Telecom, Inc.*             15,950
        200   Viatel, Inc.*                          11,225
        800   VoiceStream Wireless Corp.*            22,750
        400   Western Wireless Corp.*                10,800
        600   WinStar Communications, Inc.*          29,250
                                               ------------
                                                    355,905
                                               ------------
              TEXTILES/APPAREL (0.6%)
        700   Tropical Sportswear
              International Corp.*                   22,312
                                               ------------
              UTILITIES/POWER PRODUCERS (0.7%)
        200   Calpine Corp.*                         10,800
        400   Potomac Electric Power Co.             11,775
                                               ------------
                                                     22,575
                                               ------------
              WASTE MANAGEMENT (1.2%)
      2,300   Safety-Kleen Corp.*                    41,688
                                               ------------
              TOTAL COMMON STOCK
              (cost $2,985,981)                   3,310,014
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               51

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (6.2%)
$   216,000   Fifth Third Bank, 4.40%,
              07/01/99 Collateralized by
              $230,000 FHLMC Gold Pool
              #G30141, 6.50%, 01/01/19,
              market value $230,000
              (cost $216,000)                  $    216,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $3,201,981)                $  3,526,014
                                               ============

-------------------------------------------------------

  * Denotes a non-income producing security.

Cost for federal income tax purposes: $3,209,047.

The abbreviations in the above statement stand for the following:

    FHLMC  Federal Home Loan Mortgage Corporation
    SA     Societe Anonyme (French corporation)
    REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 52              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            COMMON STOCK (96.6%)
            AUSTRALIA (1.5%)
            BANKS/MAJOR REGIONAL (0.3%)
    5,600   National Australia Bank Ltd.     $     92,666
                                             ------------
            COMMERCIAL & CONSUMER SERVICES (0.1%)
    1,540   Brambles Industries Ltd.               40,569
                                             ------------

            COMMUNICATION EQUIPMENT (0.4%)
   17,631   Pioneer International Ltd.             44,930
   13,700   Telstra Corp. Ltd.                     78,502
                                             ------------
                                                  123,432
                                             ------------

            FINANCIAL/DIVERSIFIED (0.3%)
    7,000   Australia & New Zealand Banking
            Group                                  51,472
    4,200   Lend Lease Corp. Ltd.                  57,665
                                             ------------
                                                  109,137
                                             ------------

            INSURANCE/LIFE/HEALTH (0.1%)
    4,600   AMP Ltd.                               50,287
                                             ------------

            MANUFACTURING/DIVERSIFIED (0.2%)
   14,300   Southcorp Ltd.                         57,747
                                             ------------

            MEDIA (0.0%)
    1,800   The News Corp. Ltd.                    15,357
                                             ------------

            OIL & GAS/PRODUCTION (0.1%)
    4,000   Broken Hill Proprietary Co.
            Ltd.                                   46,333
                                             ------------
            TOTAL AUSTRALIA                       535,528
                                             ------------
            AUSTRIA (0.2%)
            BANKS/MONEY CENTER (0.2%)
    1,620   Bank Austria AG                        85,202
                                             ------------
            BELGIUM (0.3%)
            OIL/INTERNATIONAL (0.2%)
      100   PetroFina SA                           57,440
                                             ------------
            RETAIL (0.1%)
      479   Delhaize (Le Lion) SA                  40,777
                                             ------------
            TOTAL BELGIUM                          98,217
                                             ------------
            CANADA (2.0%)
            BANKS/MONEY CENTER (0.2%)
    1,800   Royal Bank of Canada                   79,054
                                             ------------
            BEVERAGES/ALCOHOLIC (0.1%)
    1,000   Seagram Co. Ltd.                       49,561
                                             ------------
            COMMUNICATION EQUIPMENT (0.3%)
    1,400   Nortel Networks Corp.                 119,189
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            COMPUTERS/NETWORKS (0.0%)
      500   Newbridge Networks               $     14,189
                                             ------------

            CONGLOMERATE (0.1%)
    1,500   Imasco Ltd.                            40,236
                                             ------------

            FINANCIAL/DIVERSIFIED (0.2%)
    2,600   Newcourt Credit Group, Inc.            33,637
      700   TD Waterhouse Group                    17,264
                                             ------------
                                                   50,901
                                             ------------

            MANUFACTURING/DIVERSIFIED (0.2%)
    2,600   Bombardier, Inc. Class B               39,527
    1,999   Noranda, Inc.                          26,203
                                             ------------
                                                   65,730
                                             ------------

            MEDIA (0.2%)
    1,700   Thompson Corp.                         51,115
                                             ------------

            METALS MINING (0.1%)
    1,600   Barrick Gold Corp.                     30,703
                                             ------------

            OFFICE EQUIPMENT & SUPPLIES (0.2%)
    1,700   BCE, Inc.                              82,416
                                             ------------

            OIL & GAS/PIPELINE (0.1%)
     1900   TransCanada Pipelines Ltd.             26,639
                                             ------------

            OIL & GAS/PRODUCTION (0.2%)
     1500   Imperial Oil Ltd.                      28,378
      700   Suncor Energy, Inc.                    28,544
                                             ------------
                                                   56,922
                                             ------------

            TRANSPORTATION (0.1%)
    1,200   Canadian Pacific Ltd.                  28,378
                                             ------------
            TOTAL CANADA                          695,033
                                             ------------

            DENMARK (0.2%)
            FOODS (0.1%)
      890   Danisco A/S                            40,219
                                             ------------

            FINANCIAL/DIVERSIFIED (0.1%)
      211   Ratin A/S                              24,792
                                             ------------
            TOTAL DENMARK                          65,011
                                             ------------

            FINLAND (0.5%)
            FINANCIAL/DIVERSIFIED (0.1%)
    3,500   Merita Nordbanken OYJ                  20,032
                                             ------------

            INSURANCE/MULTI-LINE (0.1%)
    1,000   Sampo Insurance Co. Ltd.               28,978
                                             ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               53

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            TELECOMMUNICATIONS (0.3%)
    1,362   Nokia OYJ                        $    119,387
                                             ------------
            TOTAL FINLAND                         168,397
                                             ------------

            FRANCE (5.1%)
            AUTO MANUFACTURING (0.1%)
    1,085   Renault SA                             47,218
                                             ------------
            AUTO PARTS & EQUIPMENT (0.1%)
      583   Michelin (C.G.D.E.)                    23,850
                                             ------------
            BANKS/MONEY CENTER (0.3%)
      580   Societe Generale                      102,219
                                             ------------
            BEVERAGES (0.1%)
       75   LVMH Moet-Hennessy Louis
            Vuitton                                21,958
                                             ------------

            BROADCASTING & TELEVISION (0.1%)
       86   Canal Plus                             24,132
                                             ------------
            BUILDING MATERIALS (0.3%)
      500   Compagnie de Saint Gobain              79,664
      161   Imetal SA                              23,908
                                             ------------
                                                  103,572
                                             ------------
            CHEMICALS (0.1%)
    1,404   Rhodia SA                              26,641
                                             ------------

            COMMERCIAL & CONSUMER SERVICES (0.6%)
    2,645   Vivendi                               214,257
                                             ------------

            COMPUTERS/NETWORKS (0.1%)
      499   Equant                                 46,005
                                             ------------
            CONSUMER PRODUCTS (0.2%)
      380   Christian Dior SA                      61,916
                                             ------------

            ELECTRONICS/SEMICONDUCTORS (0.1%)
      709   STMicroelectronics NV*                 47,233
                                             ------------
            FINANCIAL/DIVERSIFIED (0.3%)
      835   Paribas                                93,601
                                             ------------

            FOOD (0.4%)
      487   Groupe Danone                         125,554
                                             ------------
            HEALTH CARE/DRUGS (0.3%)
    1,440   Rhone-Poulenc SA                       65,800
      838   Sanofi-Synthelabo SA                   35,561
                                             ------------
                                                  101,361
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            INSURANCE/MULTI-LINE (0.1%)
      420   Axa                              $     51,239
                                             ------------

            IRON & STEEL (0.1%)
    2,014   Usinor SA                              30,012
                                             ------------

            LEISURE TIME PRODUCTS (0.1%)
    1,155   Lagardere SCA                          42,998
                                             ------------

            MACHINERY/DIVERSIFIED (0.1%)
    1,282   Alstom                                 40,323
                                             ------------

            OIL & GAS/PRODUCTION (0.5%)
    1,269   Elf Aquitaine SA                      186,221
                                             ------------

            OIL/INTERNATIONAL (0.5%)
    1,370   Total Fina SA                         176,742
                                             ------------

            RETAIL (0.4%)
      612   Carrefour SA                           89,935
      210   Castorama Dubois
            Investissements                        49,809
                                             ------------
                                                  139,744
                                             ------------

            TELECOMMUNICATIONS (0.2%)
      268   Alcatel SA                             37,725
      370   France Telecom                         27,949
                                             ------------
                                                   65,674
                                             ------------
            TOTAL FRANCE                        1,772,470
                                             ------------

            GERMANY (5.3%)
            AUTO PARTS & EQUIPMENT (0.6%)
    1,350   Continental AG                         32,020
    1,540   Daimler Chrysler AG                   133,402
      700   Volkswagen AG                          44,828
                                             ------------
                                                  210,250
                                             ------------

            BANKS/MONEY CENTER (0.6%)
    2,070   Bayerische Hypo und Vereinsbank       134,485
    1,766   Dresdner Bank AG                       69,023
                                             ------------
                                                  203,508
                                             ------------

            CHEMICALS (0.8%)
    3,007   BASF AG                               132,876
    1,370   Hoechst AG                             62,022
      700   SGL Carbon AG                          54,140
      700   SKW Trostberg AG                       15,953
                                             ------------
                                                  264,991
                                             ------------

            COMPUTERS/SOFTWARE & SERVICES (0.2%)
      180   S.A.P. AG                              60,885
                                             ------------

 54              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            CONSTRUCTION (0.1%)
      600   Bilfinger & Berger Bau AG        $     14,819
      400   Hochtief AG                            18,397
                                             ------------
                                                   33,216
                                             ------------

            ELECTRONICS/COMPONENTS (0.4%)
    1,650   Siemens AG                            127,276
                                             ------------

            HEALTH CARE/DRUGS (0.1%)
      265   Fresenius Medical Care AG              15,823
      328   Schering AG                            34,772
                                             ------------
                                                   50,595
                                             ------------

            INSURANCE/MULTI-LINE (0.4%)
      813   Muenchener Rueckversicherungs-
            Gesellschaft AG                       149,710
                                             ------------

            MANUFACTURING/DIVERSIFIED (1.3%)
    1,652   Mannesmann AG                         246,514
    3,310   Veba AG                               194,565
                                             ------------
                                                  441,079
                                             ------------
            OIL/INTERNATIONAL (0.2%)
    1,900   RWE AG                                 87,956
                                             ------------
            RETAIL (0.2%)
       90   Karstadt AG                            43,250
      470   Metro AG                               29,178
                                             ------------
                                                   72,428
                                             ------------
            TELECOMMUNICATIONS (0.2%)
    2,037   Deutsche Telekom AG                    85,496
                                             ------------
            TOBACCO (0.1%)
      720   Seita                                  41,580
                                             ------------
            TRANSPORTATION (0.1%)
    1,800   Stinnes AG                             28,029
                                             ------------
            TOTAL GERMANY                       1,856,999
                                             ------------
            HONG KONG (0.9%)
            ELECTRIC COMPANIES (0.1%)
   13,000   Hong Kong Electric Holdings            41,889
                                             ------------
            INVESTMENT MANAGEMENT (0.3%)
   10,000   Hutchison Whampoa Ltd.                 90,545
                                             ------------
            REAL ESTATE (0.5%)
    8,000   Chung Kong, REIT                       71,147
   12,000   Sung Hung Kai Properties Ltd.,
            REIT                                  109,427
                                             ------------
                                                  180,574
                                             ------------
            TOTAL HONG KONG                       313,008
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            IRELAND (0.5%)
            AGRICULTURAL PRODUCTS (0.1%)
    2,400   Bank of Ireland                  $     40,342
                                             ------------

            BUILDING MATERIALS (0.2%)
    3,000   CRH PLC                                53,212
                                             ------------

            CONTAINERS & PACKAGING (0.1%)
   14,700   Smurfit (Jefferson) Group PLC          34,488
                                             ------------

            FOODS (0.1%)
    9,200   Greencore Group PLC                    28,462
                                             ------------

            INSURANCE/LIFE/HEALTH (0.0%)
    1,554   Irish Life & Permanent PLC             16,039
                                             ------------
            TOTAL IRELAND                         172,543
                                             ------------

            ITALY (1.2%)
            BANKS/MONEY CENTER (0.1%)
    3,733   Monte dei Paschi di Siena SPA          16,554
    2,000   San Paolo-IMI SPA                      27,225
                                             ------------
                                                   43,779
                                             ------------

            FINANCIAL/DIVERSIFIED (0.2%)
    8,600   Banca Fideuram SPA                     50,108
                                             ------------

            INSURANCE/MULTI-LINE (0.5%)
    3,661   Assicurazioni Generali                126,853
    5,400   Mediolanum SPA                         41,487
                                             ------------
                                                  168,340
                                             ------------

            MEDIA (0.1%)
    3,391   Mediaset SPA                           30,144
                                             ------------

            OIL/INTERNATIONAL (0.2%)
   11,873   ENI SPA                                70,893
                                             ------------

            TELECOMMUNICATION (0.1%)
    7,791   Telecom Italia SPA                     42,261
                                             ------------
            TOTAL ITALY                           405,525
                                             ------------

            JAPAN (10.8%)
            AUTO PARTS & EQUIPMENT (0.5%)
    4,000   Honda Motor Co. Ltd.                  169,536
                                             ------------

            BUILDING MATERIALS (1.2%)
   23,000   Tostem Corp.                          441,810
                                             ------------

            CHEMICALS (1.1%)
  108,000   Mitsubishi Chemical Corp.             373,872
                                             ------------

            COMMUNICATION EQUIPMENT (0.1%)
      200   Sony Corp.                             21,564
                                             ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               55

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            CONSUMER FINANCE (0.9%)
    3,300   Acom Co. Ltd.                    $    284,915
      200   Takefuji Corp.                         20,672
                                             ------------
                                                  305,587
                                             ------------
            ENTERTAINMENT (0.9%)
    3,700   Sony Music Entertainment Corp.        314,864
                                             ------------
            EQUIPMENT/SEMICONDUCTORS (1.9%)
   32,000   Fujitsu Ltd.                          643,774
                                             ------------
            HEALTH CARE/DRUGS (1.6%)
   15,000   Yamanouchi Pharmaceutical Co.
            Ltd.                                  573,795
                                             ------------

            IRON & STEEL (0.7%)
  128,000   Kawasaki Steel Corp.                  239,003
                                             ------------

            LEISURE TIME PRODUCTS (0.6%)
    8,000   Namco Ltd.                            214,812
                                             ------------

            RAILROADS (0.4%)
       40   West Japan Railway Co.                153,343
                                             ------------

            RETAIL (0.6%)
    3,000   Ito-Yokado Co. Ltd.                   200,766
                                             ------------

            TRANSPORTATION (0.3%)
   27,000   Nippon Yusen Kabushiki Kaisha         103,952
                                             ------------
            TOTAL JAPAN                         3,756,678
                                             ------------

            NETHERLANDS (3.5%)
            BANKS/MONEY CENTER (0.8%)
    6,161   ABN Amro Holding NV                   133,424
    3,060   ING Groep NV                          165,669
                                             ------------
                                                  299,093
                                             ------------
            BEVERAGES (0.2%)
    1,300   Heineken NV                            66,562
                                             ------------
            CHEMICALS (0.1%)
      800   Akzo Nobel NV                          33,660
                                             ------------

            COMPUTERS/SOFTWARE & SERVICES (0.1%)
    1,050   Getronics NV                           40,389
                                             ------------

            ELECTRONICS/COMPONENTS (0.4%)
    1,579   Philips Electronics NV                155,750
                                             ------------
            EMPLOYMENT SERVICES (0.1%)
    2,924   Vedior NV CVA                          49,753
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            FOODS (0.2%)
    1,562   Koninklijke Numico NV            $     55,331
                                             ------------

            HOUSEHOLD PRODUCTS (0.1%)
      462   Benckiser NV                           24,656
                                             ------------

            INSURANCE/MULTI-LINE (0.1%)
      618   Aegon NV                               44,812
                                             ------------

            OIL & GAS/PRODUCTION (0.4%)
    2,131   Royal Dutch Petroleum Co.             124,823
                                             ------------

            PUBLISHING (0.2%)
    1,328   Wolters Kluwer NV                      52,862
                                             ------------

            RETAIL (0.3%)
      920   Laurus NV                              21,347
    1,515   Koninklijke Ahold NV                   52,182
    1,613   Vendex International NV                43,091
                                             ------------
                                                  116,620
                                             ------------

            TELECOMMUNICATION (0.4%)
    2,304   Koninklijke (KPN) NV                  108,108
      436   United Pan-Europe
            Communications NV                      23,650
                                             ------------
                                                  131,758
                                             ------------

            TRANSPORTATION/SHIPPING (0.1%)
    1,100   TNT Post Group NV                      26,261
                                             ------------
            TOTAL NETHERLANDS                   1,222,330
                                             ------------

            NEW ZEALAND (0.7%)
            CONSTRUCTION (0.1%)
   11,500   Fletcher Challenge Building            16,759
                                             ------------

            OIL & GAS (0.1%)
    7,700   Fletcher Challenge Energy              20,891
                                             ------------

            PAPER & FOREST PRODUCTS (0.1%)
   59,400   Fletcher Challenge Paper Ltd.          44,382
                                             ------------

            TELECOMMUNICATION (0.4%)
   34,340   Telecom Corp. of New Zealand
            Ltd.                                  147,398
                                             ------------
            TOTAL NEW ZEALAND                     229,430
                                             ------------

            NORWAY (0.0%)
            HEALTH CARE (0.0%)
    2,385   Nycomed Amersham PLC                   16,966
                                             ------------

 56              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            PORTUGAL (0.4%)
            BANKS/COMMERCIAL (0.3%)
      800   Banco Comercial Portugues        $     20,732
    4,330   Banco Pinto & Sotto Mayor SA           76,893
                                             ------------
                                                   97,625
                                             ------------

            TELECOMMUNICATION (0.1%)
      842   Portugal Telecom SA                    34,255
                                             ------------
            TOTAL PORTUGAL                        131,880
                                             ------------
            SINGAPORE (0.5%)
            BANKS/MONEY CENTERS (0.1%)
    4,000   Development Bank of Singapore          48,869
                                             ------------
            COMPUTERS/SOFTWARE & SERVICES (0.1%)
    2,200   Creative Technology Ltd.               28,687
                                             ------------
            ELECTRONICS/COMPONENTS (0.1%)
    3,000   Venture Manufacturing
            (Singapore) Ltd.                       23,084
                                             ------------

            MEDIA (0.1%)
    2,000   Singapore Press Holdings               34,067
                                             ------------
            REAL ESTATE (0.1%)
    5,000   City Developments Ltd.                 32,012
                                             ------------
            TOTAL SINGAPORE                       166,719
                                             ------------
            SPAIN (1.6%)
            BANKS/COMMERICAL (0.4%)
   12,244   Banco Santander Central Hispano
            SA                                    127,529
                                             ------------
            ELECTRIC COMPANIES (0.5%)
    6,323   Endesa SA                             135,214
    2,857   Iberdrola SA                           43,516
                                             ------------
                                                  178,730
                                             ------------

            ELECTRONICS/EQUIPMENT (0.1%)
    1,902   Indra Sistemas SA                      20,497
                                             ------------
            OIL & GAS/PRODUCTION (0.1%)
    2,700   Repsol SA                              55,130
                                             ------------

            TELECOMMUNICATION (0.5%)
    3,419   Telefonica SA                         164,692
                                             ------------
            TOTAL SPAIN                           546,578
                                             ------------

            SWEDEN (1.7%)
            AUTO PARTS & EQUIPMENT (0.2%)
    2,391   Autoliv, Inc. SDR                      72,841
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            BANKS/REGIONAL (0.2%)
    5,000   Svenska Handelsbanken Class A    $     59,988
                                             ------------

            COMMUNICATION EQUIPMENT (0.6%)
    6,680   Telefonaktiebolaget LM Ericsson       214,110
                                             ------------

            ENGINEERING & CONSTRUCTION (0.1%)
    3,451   ABB AB Class A                         45,869
                                             ------------

            HOUSEHOLD PRODUCTS (0.1%)
    1,421   Electrolux AB                          29,751
                                             ------------

            INSURANCE/MULTI-LINE (0.2%)
    3,519   Skandia Forsakrings AB                 65,813
                                             ------------

            PAPER & FOREST PRODUCTS (0.3%)
    3,049   Stora Enso OYJ Class A                 32,636
    5,658   Stora Enso OYJ Class R                 61,227
                                             ------------
                                                   93,863
                                             ------------
            TOTAL SWEDEN                          582,235
                                             ------------

            SWITZERLAND (3.1%)
            BANKS/MONEY CENTER (0.5%)
      635   Union Bank of Switzerland AG          189,528
                                             ------------

            BUILDING MATERIALS (0.2%)
      120   Geberit International AG               26,103
       22   Holderbank Financiere Glarus AG        25,968
                                             ------------
                                                   52,071
                                             ------------

            COMMERCIAL SERVICES (0.1%)
       28   SGS Societe Generale
            Surveillance Holdings SA               28,998
                                             ------------

            FOODS (0.4%)
       77   Nestle SA                             138,735
                                             ------------

            HEALTH CARE/DRUGS (1.1%)
       89   Novartis AG                           129,956
       24   Roche Holding AG                      246,700
                                             ------------
                                                  376,656
                                             ------------

            INSURANCE/MULTI-LINE (0.4%)
       17   Compagnie Financiere Richemont
            AG                                     32,697
      202   Zurich Allied AG                      114,864
                                             ------------
                                                  147,561
                                             ------------

            TELECOMMUNICATION (0.4%)
      391   Swisscom AG                           147,134
                                             ------------
            TOTAL SWITZERLAND                   1,080,683
                                             ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               57

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            UNITED KINGDOM (12.3%)
            AEROSPACE/DEFENSE (0.2%)
    8,900   British Aerospace PLC            $     57,764
                                             ------------

            BANKS/MONEY CENTER (2.2%)
    3,200   Barclays PLC                           93,115
    5,038   HSBC Holdings PLC                     180,078
   27,100   Lloyds TSB Group PLC                  367,371
    2,400   Royal Bank of Scotland Group
            PLC                                    48,878
   10,400   Woolwich PLC                           60,861
                                             ------------
                                                  750,303
                                             ------------

            BEVERAGES/ALCOHOLIC (0.1%)
    4,800   Diageo PLC                             50,126
                                             ------------

            BROADCASTING & TELEVISION (0.2%)
    8,500   British Sky Broadcasting Group
            PLC                                    78,850
                                             ------------

            CONSTRUCTION (0.2%)
    3,800   RMC Group PLC                          61,187
                                             ------------
            ELECTRIC COMPANIES (0.5%)
   23,188   National Power PLC                    168,866
                                             ------------

            ELECTRONICS/COMPONENTS (0.2%)
   10,800   Racal Electronic PLC                   65,968
                                             ------------
            FOODS (1.0%)
   15,700   Cadbury Schweppes PLC                  99,981
   17,300   Compass Group PLC                     171,527
    9,900   Northern Foods PLC                     20,209
    6,100   Tesco PLC                              15,697
    6,250   Unilever PLC                           55,613
                                             ------------
                                                  363,027
                                             ------------

            HEALTH CARE/DRUGS (1.6%)
    2,501   Astra Zeneca Group PLC                 96,731
    9,350   Glaxo Wellcome PLC                    259,837
   15,600   SmithKline-Beecham PLC                202,746
                                             ------------
                                                  559,314
                                             ------------

            INSURANCE (0.7%)
    3,400   Allied Zurich PLC                      42,741
    6,300   Prudential Corp. PLC                   92,752
    9,836   Royal & Sun Alliance Insurance
            Group PLC                              88,220
                                             ------------
                                                  223,713
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            MANUFACTURING/DIVERSIFIED (0.7%)
   14,200   Glynwed International PLC        $     46,333
    2,900   TI Group PLC                           19,428
   17,720   Tomkins PLC                            76,813
   10,866   Vickers Group PLC                      27,919
    9,100   Williams PLC                           60,102
                                             ------------
                                                  230,595
                                             ------------

            METALS MINING (0.4%)
   40,300   Billiton PLC                          140,548
                                             ------------

            OIL & GAS/PRODUCTION (1.4%)
   19,100   BP Amoco PLC                          342,319
   21,960   Shell Transport & Trading Co.         164,683
                                             ------------
                                                  507,002
                                             ------------

            REAL ESTATE (0.2%)
    7,600   MEPC PLC, REIT                         61,816
                                             ------------

            RETAIL (0.7%)
    6,160   The Great Universal Stores PLC         68,261
    7,300   Kingfisher PLC                         84,001
   13,400   Sainsbury (J.) PLC                     84,489
                                             ------------
                                                  236,751
                                             ------------

            TELECOMMUNICATION (1.9%)
   10,800   British Telecommunications PLC        180,965
   14,800   Cable & Wireless PLC                  188,616
   14,830   Vodafone Airtouch PLC                 292,205
                                             ------------
                                                  661,786
                                             ------------

            TOBACCO (0.1%)
    4,900   British American Tobacco PLC           46,073
                                             ------------
            TOTAL UNITED KINGDOM                4,263,689
                                             ------------

            UNITED STATES (44.3%)
            AEROSPACE/DEFENSE (0.9%)
      500   AlliedSignal, Inc.                     31,500
    3,600   Boeing Co.                            159,075
    3,500   Lockheed Martin Corp.                 130,375
                                             ------------
                                                  320,950
                                             ------------

            BANKS/MONEY CENTER (1.1%)
    5,031   Bank of America Corp.                 368,835
                                             ------------

            BANKS/REGIONAL (2.1%)
    3,300   First Union Corp.                     155,100
    4,800   Keycorp                               154,200
    3,300   U.S. Bancorp                          112,200
    7,200   Wells Fargo & Co.                     307,800
                                             ------------
                                                  729,300
                                             ------------

 58              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            BEVERAGES (1.4%)
    2,600   Coca-Cola Co.                    $    162,500
    6,500   Seagram Co. Ltd.                      327,437
                                             ------------
                                                  489,937
                                             ------------

            BIOTECHNOLOGY (0.8%)
    2,100   Genzyme Corp.*                        101,850
    4,500   Monsanto Co.                          177,469
                                             ------------
                                                  279,319
                                             ------------

            CHEMICALS (0.5%)
    4,100   Rohm and Haas Co.                     175,787
                                             ------------
            COMMERCIAL & CONSUMER SERVICES (0.3%)
    5,600   Service Corp. International           107,800
                                             ------------
            COMMUNICATION EQUIPMENT (0.4%)
    2,100   Lucent Technologies, Inc.             141,619
                                             ------------

            COMPUTERS/HARDWARE (2.3%)
    1,500   Apple Computer, Inc.                   69,469
    4,500   International Business Machines
            Corp.                                 581,625
    2,300   Sun Microsystems, Inc.*               158,412
                                             ------------
                                                  809,506
                                             ------------

            COMPUTERS/SOFTWARE & SERVICES (4.8%)
    1,500   America Online, Inc.                  165,750
    5,300   Cisco Systems, Inc.*                  341,850
    3,100   EMC Corp.                             170,500
    9,600   Microsoft Corp.*                      865,800
    3,300   Oracle Corp.*                         122,512
                                             ------------
                                                1,666,412
                                             ------------

            ELECTRIC COMPANIES (0.2%)
    2,800   Wisconsin Energy Corp.                 70,175
                                             ------------
            ELECTRONICS/COMPONENTS (0.5%)
    1,300   Texas Instruments, Inc.               188,500
                                             ------------

            ELECTRONICS/SEMICONDUCTORS (1.5%)
    7,800   Intel Corp.                           464,100
    1,600   Micron Technology                      64,500
                                             ------------
                                                  528,600
                                             ------------

            FINANCIAL/DIVERSIFIED (1.1%)
    5,500   Associates First Capital Corp.        243,719
    4,200   CIT Group, Inc.                       121,275
                                             ------------
                                                  364,994
                                             ------------

            FINANCIAL/OTHER (0.4%)
    1,800   Fannie Mae                            123,075
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            GAMING & LOTTERY (0.5%)
    9,800   Mirage Resorts, Inc.*            $    164,150
                                             ------------

            HEALTH CARE (0.9%)
    3,400   Columbia/HCA Healthcare Corp.          77,563
      376   Genzyme Molecular Oncology*             1,656
   10,300   Healthsouth Corp.*                    153,856
    1,000   Medtronic, Inc.                        77,875
                                             ------------
                                                  310,950
                                             ------------

            HOTELS & LODGING (0.2%)
    2,200   Starwood Hotels & Resorts
            Worldwide, Inc.                        67,237
                                             ------------

            INSURANCE BROKERS (0.5%)
    2,500   MBIA, Inc.                            161,875
                                             ------------

            INSURANCE (0.9%)
    1,000   American International Group,
            Inc.                                  117,063
    2,500   UNUM Corp.                            136,875
    1,200   XL Capital Ltd. Class A                67,800
                                             ------------
                                                  321,738
                                             ------------

            IRON & STEEL (0.3%)
    5,100   Allegheny Teledyne, Inc.              115,388
                                             ------------

            MANUFACTURING/DIVERSIFIED (1.9%)
    1,600   Applied Materials, Inc.               118,200
    2,600   Cooper Industries, Inc.               135,200
    2,100   Deere & Co.                            83,213
    3,300   Tyco International Ltd.               312,675
                                             ------------
                                                  649,288
                                             ------------

            NATURAL GAS (1.1%)
    4,200   Columbia Energy Group                 263,288
    1,300   Enron Corp.                           106,275
                                             ------------
                                                  369,563
                                             ------------

            OIL & GAS (2.3%)
    6,300   Mobil Corp.                           623,700
    2,900   Royal Dutch Petroleum Co.             174,725
                                             ------------
                                                  798,425
                                             ------------

            PAPER & FOREST PRODUCTS (0.6%)
    1,300   International Paper Co.                65,650
    2,400   Temple Inland, Inc.                   163,800
                                             ------------
                                                  229,450
                                             ------------

            PERSONAL CARE (1.1%)
    1,700   Gillette Co.                           69,700
    3,700   Procter & Gamble Co.                  330,225
                                             ------------
                                                  399,925
                                             ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               59

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            PHARMACEUTICALS (4.2%)
    4,900   Alza Corp.*                      $    249,288
    3,600   American Home Products Corp.          207,000
    4,400   Bristol-Myers Squibb Co.              309,925
    3,700   Eli Lilly & Co.                       265,013
    1,400   Forest Laboratories, Inc.              64,750
    2,900   Merck & Co., Inc.*                    214,600
    2,200   Warner-Lambert Co.                    152,625
                                             ------------
                                                1,463,201
                                             ------------
            POWER PRODUCERS (0.2%)
    3,500   Northern States Power Co.              84,656
                                             ------------

            RAILROADS (0.6%)
    3,600   Union Pacific Corp.                   209,925
                                             ------------
            RETAIL (2.9%)
    3,400   Federated Department Stores,
            Inc.*                                 179,988
    5,400   Kroger Co.*                           150,862
    5,600   Safeway, Inc.*                        277,200
    1,700   Sears, Roebuck and Co.                 75,756
    6,300   Wal-Mart Stores, Inc.                 303,975
                                             ------------
                                                  987,781
                                             ------------

            SAVINGS & LOANS (0.5%)
    4,750   Washington Mutual, Inc.               168,031
                                             ------------
            TELECOMMUNICATIONS (3.3%)
    2,600   AT&T Corp.                            145,113
    2,900   GTE Corp.                             219,675
    1,600   Level 3 Communications, Inc.           96,100
    4,400   MCI Worldcom, Inc.*                   379,500
    5,100   SBC Communications, Inc.              295,800
                                             ------------
                                                1,136,188
                                             ------------

            TOBACCO (1.7%)
   14,500   Philip Morris Co., Inc.               582,719
                                             ------------
            TOYS (1.1%)
   14,600   Mattel, Inc.                          385,988
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            WASTE MANAGEMENT (1.2%)
    7,582   Waste Management, Inc.           $    407,533
                                             ------------
            TOTAL UNITED STATES                15,378,820
                                             ------------
            TOTAL COMMON STOCK
            (cost $30,514,694)                 33,543,941
                                             ------------

            PREFERRED STOCK (0.4%)
            AUSTRALIA (0.3%)
            BROADCASTING & TELEVISION (0.3%)
   12,310   The News Corp. Ltd.*                   93,784
                                             ------------

            GERMANY (0.1%)
            MEDIA (0.1%)
      617   Prosieben Media AG                     27,996
                                             ------------
            TOTAL PREFERRED STOCK
            (cost $101,357)                       121,780
                                             ------------

            RIGHTS (0.0%)
            GERMANY (0.0%)
            TELECOMMUNICATION (0.0%)
    1,000   Deutsche Telecom AG                       196
                                             ------------

            PORTUGAL (0.0%)
            TELECOMMUNICATION (0.0%)
      592   Portugal Telecom SA                         6
                                             ------------
            TOTAL RIGHTS
            (cost $109)                               202
                                             ------------

---------
PRINCIPAL
---------

            REPURCHASE AGREEMENT (2.1%)
$ 732,000   Fifth Third Bank, 4.40%,
            07/01/99 Collateralized by
            $750,000 FHLMC Pool #G30141,
            6.50%, 01/01/19, market value
            $750,000 (cost $732,000)              732,000
                                             ------------
            TOTAL INVESTMENTS
            (cost $31,348,160)               $ 34,397,923
                                             ============

 60              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT VALUE   MARKET VALUE    APPRECIATION
CURRENCY PURCHASED:                 (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
-------------------              --------------   ------------   --------------   -------------
Australian Dollars                $   223,127     $   223,554       $    427        08/20/99
British Pounds                        489,437         485,891         (3,546)       08/20/99
Euro Dollars                        2,133,975       2,103,819        (30,156)       08/20/99
Japanese Yen                          123,926         123,930              4        07/01/99
Japanese Yen                        1,440,761       1,429,510        (11,251)       08/20/99
                                  -----------     -----------       --------
TOTAL CURRENCY PURCHASED          $ 4,411,226     $ 4,366,704       $(44,522)
                                  -----------     -----------       --------
CURRENCY SOLD:
-------------------------------
Australian Dollars                $   342,407     $   338,818       $  3,589        08/20/99
British Pounds                      1,717,035       1,689,579         27,456        08/20/99
Euro Dollars                        3,273,922       3,182,210         91,712        08/20/99
Japanese Yen                        4,044,283       4,073,230        (28,947)       08/20/99
New Zealand Dollars                   144,905         137,267          7,638        08/20/99
Swedish Kronor                        100,432          99,650            782        08/20/99
                                  -----------     -----------       --------
TOTAL CURRENCY SOLD               $ 9,622,984     $ 9,520,754       $102,230
                                  -----------     -----------       --------
NET RECEIVABLE FOR FORWARD
  CURRENCY CONTRACTS PURCHASED
  AND SOLD                                                          $ 57,708
                                                                    ========

--------------------------------------------------------------------------------

 * Denotes a non-income producing security.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

Cost for federal income tax purposes: $31,390,859.

The abbreviations in the above statement stand for the following:

  AB     Aktiebolag (Swedish stock company)
  AG     Aktiengesellschaft (Austrian, Swiss, or German stock
         company)
  A/S    Limited (Danish)
  CVA    Class A convertible
  FHLMC  Federal Home Loan Mortgage Corporation
  NV     Naamloze Vennootschap (Dutch corporation)
  OYJ    Limited (Finnish, or Swedish)
  PLC    Public Limited Company (British, Irish, or Norwegian)
  REIT   Real Estate Investment Trust
  SA     Societe Anonyme (Belgian, French, or Swiss corporation)
  SA     Societe Anonima (Portuguese, or Spanish corporation)
  SCA    Societe en Commandite par Action (French)
  SDR    Swedish Depositary Receipt
  SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               61

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             COMMON STOCK (82.0%)
             ADVERTISING & MARKETING (2.9%)
     6,400   HA-LO Industries, Inc.              $    63,200
       600   Omnicom Group, Inc.                      48,000
     5,600   R. H. Donnelley Corp.                   109,550
     2,600   Snyder Communications, Inc.*             85,150
     3,300   Valassis Communications, Inc.*          120,863
                                                 -----------
                                                     426,763
                                                 -----------
             AUTO PARTS & EQUIPMENT (3.8%)
     2,200   Dura Automotive Systems, Inc.            73,150
     6,500   Midas, Inc.                             184,437
     6,000   Rental Service Corp.                    171,750
     5,600   The Pep Boys -- Manny, Moe & Jack       121,100
                                                 -----------
                                                     550,437
                                                 -----------
             BROADCASTING & TELEVISION (1.3%)
       700   Adelphia Communications Corp. Class
             A                                        44,538
     1,000   General Instrument Corp.                 42,500
     3,700   Nielsen Media Research, Inc.            108,225
                                                 -----------
                                                     195,263
                                                 -----------
             CHEMICALS (1.6%)
     1,400   MacDermid, Inc.                          65,100
     1,300   Minerals Technologies, Inc.              72,556
     2,900   OM Group, Inc.                          100,050
                                                 -----------
                                                     237,706
                                                 -----------
             COMMERCIAL SERVICES (3.1%)
     2,600   Lamar Advertising Co.                   106,438
     4,500   Outdoor Systems, Inc.                   164,250
       800   Pittston Brink's Group                   21,400
     6,300   Stewart Enterprises, Inc. Class A        91,744
     2,200   United Rentals, Inc.                     64,900
                                                 -----------
                                                     448,732
                                                 -----------
             COMMUNICATION EQUIPMENT (2.5%)
     1,700   Ciena Corp.                              51,319
     1,900   Commscope, Inc.*                         58,424
     1,300   Conexant Systems, Inc.                   75,481
     2,700   L-3 Communications Holdings, Inc.       130,443
     1,300   Metromedia Fiber Network, Inc.           46,719
                                                 -----------
                                                     362,386
                                                 -----------
             COMPUTERS/HARDWARE (1.1%)
     2,650   NCR Corp.                               129,353
       700   Sapient Corp.                            39,638
                                                 -----------
                                                     168,991
                                                 -----------

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             COMPUTERS/NETWORKING (2.4%)
     2,700   Check Point Software Technologies
             Ltd.                                $   144,788
     1,100   Emulex Corp.                            122,306
     2,900   Newbridge Networks Corp.                 83,375
                                                 -----------
                                                     350,469
                                                 -----------
             COMPUTERS/PERIPHERAL (1.3%)
       700   Network Appliance, Inc.                  39,112
     6,900   Storage Technology Corp.*               156,975
                                                 -----------
                                                     196,087
                                                 -----------
             COMPUTERS/SOFTWARE (6.4%)
     1,600   AboveNet Communications, Inc.            64,600
     5,800   Activision, Inc.                         84,463
     1,700   Gemstar International Group Ltd.        110,925
     3,600   Hyperion Solutions Corp.                 64,125
     1,300   InfoSpace.com, Inc.                      61,100
     1,100   Inktomi Corp.                           143,618
     1,100   Lycos, Inc.                             101,063
       800   Network Solutions, Inc.                  63,300
     2,000   PSINet, Inc.*                            87,500
     1,000   Verio, Inc.*                             69,500
       300   Veritas Software Corp.*                  28,481
     1,500   i2 Technologies, Inc.                    64,500
                                                 -----------
                                                     943,175
                                                 -----------
             CONSTRUCTION (1.3%)
    10,800   Clayton Homes, Inc.                     123,525
     2,000   Jacobs Engineering Group, Inc.           76,000
                                                 -----------
                                                     199,525
                                                 -----------
             DISTRIBUTORS (1.9%)
     7,000   Arrow Electronics, Inc.                 133,000
     2,300   Aviation Sales Co.                       90,850
     5,500   JLK Direct Distribution, Inc. Class
             A*                                       51,219
                                                 -----------
                                                     275,069
                                                 -----------
             ELECTRICAL EQUIPMENT (1.5%)
     8,900   Recoton Corp.                            80,935
     1,900   Sanmina Corp.                           144,163
                                                 -----------
                                                     225,098
                                                 -----------
             ELECTRONICS/COMPONENTS (1.1%)
       900   Corning, Inc.                            63,112
     3,800   Gentex Corp.                            106,400
                                                 -----------
                                                     169,512
                                                 -----------
             ELECTRONICS/INSTRUMENTS (0.8%)
     4,100   Mettler-Toledo International, Inc.      101,731
       400   Waters Corp.*                            21,250
                                                 -----------
                                                     122,981
                                                 -----------

 62              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (5.9%)
     2,000   ASM Lithography Holding NV*         $   118,750
     2,200   Atmel Corp.*                             57,613
     1,100   Broadcom Corp.                          159,019
     2,300   LSI Logic Corp.                         106,088
       900   Maxim Integrated Products, Inc.          59,850
     2,800   MIPS Technology, Inc.                   134,225
       700   QLogic Corp.                             92,400
     2,500   Xilinx, Inc.                            143,125
                                                 -----------
                                                     871,070
                                                 -----------
             ENTERTAINMENT (1.5%)
     1,900   Cinar Corp.                              46,550
     3,000   Midway Games, Inc.*                      38,813
     3,800   Premier Parks, Inc.                     139,650
                                                 -----------
                                                     225,013
                                                 -----------
             FINANCIAL/DIVERSIFIED (2.2%)
     2,000   Capital One Financial Corp.             111,375
     3,200   Heller Financial, Inc.                   89,000
     3,000   Metris Cos., Inc.                       122,250
                                                 -----------
                                                     322,625
                                                 -----------
             FINANCIAL INSTITUTIONS (1.3%)
     1,400   PBOC Holdings, Inc.                      14,000
     6,200   Peoples Heritage Financial Group,
             Inc.                                    116,637
       700   Providian Financial Corp.                65,450
                                                 -----------
                                                     196,087
                                                 -----------
             FOODS (0.9%)
     3,100   Suiza Foods Corp.*                      129,813
                                                 -----------
             FOOTWEAR (0.4%)
     3,500   Reebok International Ltd.                65,188
                                                 -----------
             HEALTH CARE (7.7%)
     2,000   Alza Corp.                              101,750
       800   Express Scripts, Inc. Class A*           48,150
     4,000   Henry Schein, Inc.*                     126,750
     3,600   IDEXX Laboratories, Inc.                 83,925
       600   Immunex Corp.                            76,462
     1,900   MedImmune, Inc.                         128,725
     1,500   MiniMed, Inc.                           115,407
     3,500   Shire Pharmaceutical Group PLC ADR       91,000
     2,600   Teva Pharmaceutical Industries Ltd.     127,400
     2,600   Universal Health Services, Inc.
             Class B*                                124,150
     1,400   VISX, Inc.                              110,863
                                                 -----------
                                                   1,134,582
                                                 -----------
             INSURANCE (3.0%)
     4,000   Conseco, Inc.                           121,750
     7,600   Foremost Corp. of America               167,200
     5,000   Gainsco, Inc.                            29,375

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             INSURANCE (CONTINUED)
     2,100   LandAmerica Financial Group, Inc.   $    60,375
     1,700   Mutual Risk Management Ltd.              56,737
                                                 -----------
                                                     435,437
                                                 -----------
             INVESTMENT MANAGEMENT (0.4%)
       500   The Charles Schwab Corp.                 54,938
                                                 -----------
             MACHINERY/DIVERSIFIED (0.4%)
       750   SPX Corp.                                62,625
                                                 -----------
             MANUFACTURING/DIVERSIFIED (2.9%)
       900   Celestica, Inc.                          38,981
       900   Danaher Corp.                            52,313
     3,400   Dexter Corp.                            138,762
     2,800   Ionics, Inc.                            102,200
     3,550   National R.V. Holdings, Inc.             87,197
                                                 -----------
                                                     419,453
                                                 -----------
             OFFICE EQUIPMENT & SUPPLIES (0.8%)
     4,200   Day Runner, Inc.*                        51,974
     2,500   The Standard Register Co.                76,875
                                                 -----------
                                                     128,849
                                                 -----------
             OIL & GAS (0.9%)
     3,400   Diamond Offshore Drilling, Inc.          96,475
     2,300   Plains Resources, Inc.                   43,700
                                                 -----------
                                                     140,175
                                                 -----------
             PAPER & FOREST PRODUCTS (0.2%)
     2,500   Schweitzer-Mauduit International,
             Inc.                                     37,500
                                                 -----------
             REAL ESTATE (2.4%)
     2,100   Capital Automotive Trust, REIT           27,825
    12,600   Crown American Realty Trust, REIT        92,138
     2,300   Prime Group Realty Trust, REIT           39,530
     8,100   Prime Retail, Inc., REIT                 70,369
     3,300   PS Business Parks, Inc., REIT            80,438
    13,800   Ventas, Inc., REIT                       74,175
                                                 -----------
                                                     384,475
                                                 -----------
             RESTAURANTS (2.6%)
     6,400   CBRL Group, Inc.                        110,800
     3,700   CKE Restaurants, Inc.                    60,125
     4,800   The Cheesecake Factory, Inc.            146,400
     2,400   IHOP Corp.                               57,750
                                                 -----------
                                                     375,075
                                                 -----------
             RETAIL (11.0%)
     2,600   American Eagle Outfitters, Inc.         118,300
     1,400   AnnTaylor Stores Corp.                   63,000
     1,200   Circuit City Stores -- Circuit City
             Group                                   111,600
     5,000   Consolidated Stores Corp.*              135,000

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               63

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             RETAIL (CONTINUED)
     5,400   The Finish Line, Inc. Class A*      $    60,750
    19,000   The Gymboree Corp.                      199,500
     2,700   HomeBase, Inc.                           17,044
     3,400   Kellwood Co.                             92,225
     1,200   Lands' End, Inc.                         58,200
     7,700   Michaels Stores, Inc.*                  235,813
     1,750   Payless ShoeSource, Inc.*                93,625
    10,500   PETsMart, Inc.                          107,625
     1,255   Staples, Inc.*                           38,826
     1,800   Tandy Corp.                              87,975
       600   Tiffany & Co.                            57,900
     3,200   Zale Corp.                              128,000
                                                 -----------
                                                   1,605,383
                                                 -----------
             TELECOMMUNICATIONS (1.6%)
     1,300   COMSAT Corp.                             42,250
     2,700   Excel Switching Corp.                    80,830
       100   Network Plus Corp.                        2,088
     1,600   Powerwave Technologies, Inc.             51,600
     1,900   Qwest Communications International,
             Inc.                                     62,819
                                                 -----------
                                                     239,587
                                                 -----------
             TRANSPORTATION (2.5%)
     5,900   Amerco                                  132,750
    14,500   Fritz Cos., Inc.*                       155,874
     6,200   Interpool, Inc.                          80,600
                                                 -----------
                                                     369,224
                                                 -----------
             TOTAL COMMON STOCK
             (cost $10,646,781)                   12,069,293
                                                 -----------
             PREFERRED STOCK (0.6%)
             REAL ESTATE (0.6%)
       600   Crown American Realty Trust, 11.00%      28,274
     1,200   Price Enterprises, Inc., 8.75%           17,925
     3,000   Prime Retail, Inc., 8.50%                48,000
                                                 -----------
             TOTAL PREFERRED STOCK
             (cost $99,889)                           94,199
                                                 -----------

----------
PRINCIPAL
----------
             CORPORATE BONDS (0.8%)
             AIRLINES (0.1%)
$   30,000   Canadian Airlines Corp., 10.00%,
             05/01/05                                 22,200
                                                 -----------

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             HEALTH CARE (0.3%)
$   45,000   Triad Hospital Holdings, 11.00%,
             05/15/09**                          $    45,788
                                                 -----------
             RESTAURANTS (0.4%)
    56,967   Advantica Restaurant Group, Inc.,
             11.25%, 01/15/08                         54,831
                                                 -----------
             TOTAL CORPORATE BONDS
             (cost $133,239)                         122,819
                                                 -----------
             CONVERTIBLE CORPORATE BONDS (3.5%)
             BUILDING MATERIALS (0.4%)
    65,000   Homebase, Inc., 5.25%, 11/01/04          56,225
                                                 -----------
             ELECTRONICS/SEMICONDUCTORS (0.5%)
    73,000   Lam Research Corp., 5.00%, 09/01/02      68,346
                                                 -----------
             REAL ESTATE (0.7%)
    25,000   Center Trust Retail Properties,
             Inc., 7.50%, 01/15/01                    22,700
    85,000   Center Trust Retail Properties,
             Inc., 7.50%, 01/15/01                    80,325
                                                 -----------
                                                     103,025
                                                 -----------
             RETAIL (1.2%)
    65,000   Charming Shoppes, Inc., 7.50%,
             07/15/06                                 64,838
    80,000   Michaels Stores, Inc., 6.75%,
             01/15/03                                 79,300
    25,000   Nine West Group, Inc., 5.50%,
             07/15/03                                 25,030
    20,000   The Sports Authority, Inc., 5.25%,
             09/15/01                                 13,900
                                                 -----------
                                                     183,068
                                                 -----------
             RESTAURANTS (0.7%)
   140,000   CKE Restaurants, Inc., 4.25%,
             03/15/04                                106,050
                                                 -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $502,568)                         516,714
                                                 -----------
             GOVERNMENT OBLIGATIONS (0.7%)
   100,000   U.S. Treasury Inflation Indexed
             Notes, 3.375%, 01/15/07
             (cost $99,609)                          100,607
                                                 -----------

 64              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED) (CONTINUED)

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENT (12.4%)
$1,820,000   Fifth Third Bank, 4.40%, 07/01/99,
             Collateralized by $1,870,000 FHLMC
             Gold Pool #G30141, 6.50%, 01/01/19,
             market value $1,870,000
             (cost $1,820,000)                   $ 1,820,000
                                                 -----------
             TOTAL INVESTMENTS
             (cost $13,302,086)                  $14,723,632
                                                 ===========

------------------------------------------------------

 * Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

Cost for federal income tax purposes: $13,345,258.

The abbreviations in the above statement stand for the following:

  ADR    American Depositary Receipt
  FHLMC  Federal Home Loan Mortgage Corp.
  NV     Naamloze Vennootschap (Dutch corporation)
  PLC    (British) Public Limited Company
  REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               65

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               CAPITAL         GOVERNMENT         MONEY            SMALL
                                           TOTAL RETURN      APPRECIATION         BOND            MARKET          COMPANY
                                               FUND              FUND             FUND             FUND             FUND
                                          --------------    --------------    ------------    --------------    ------------
ASSETS
  Investments in securities, at value
    (cost $1,563,174,267; $819,501,591;
    $734,930,230; $1,703,868,772;
    $296,631,294, respectively)           $2,568,620,487    $1,198,925,169    $720,867,923    $1,703,868,772    $365,024,929
  Repurchase agreements (cost $0; $0;
    $38,284,000; $0; and $12,507,000,
    respectively)                                     --                --      38,284,000                --      12,507,000
                                          --------------    --------------    ------------    --------------    ------------
    Total investments                      2,568,620,487     1,198,925,169     759,151,923     1,703,868,772     377,531,929
  Cash                                               618                --             709                --              --
  Accrued interest and dividends
    receivable                                 3,532,279         1,151,790       9,779,907           170,994         246,139
  Withholding tax reclaim receivable             113,002                --              --                --         119,911
  Receivable for investment securities
    sold                                      12,611,000        37,212,523      39,162,019        94,438,000      23,393,726
  Receivable for fund shares sold                846,902           389,533              --                --       2,124,603
  Receivable for translation of assets
    and liabilities in foreign currency               --                --              --                --              51
  Deferred organization expenses                      --                --              --                --           1,877
  Prepaid assets                                  17,661            18,396           4,351             8,509           3,210
                                          --------------    --------------    ------------    --------------    ------------
    Total assets                           2,585,741,949     1,237,697,411     808,098,909     1,798,486,275     403,421,446
                                          --------------    --------------    ------------    --------------    ------------
LIABILITIES
  Bank loan                                           --                60              --             6,669          42,176
  Foreign currency at value (cost
    $6,291)                                           --                --              --                --           6,069
  Payable for fund shares redeemed                    --                --       2,259,161        88,050,566              --
  Payable for investment securities
    purchased                                 13,899,274        40,516,962      38,284,000         9,545,502      26,342,049
  Payable for translation of assets and
    liabilities in foreign currencies                 --                --              --                --           3,180
  Accrued investment management fees           1,197,135           595,678         313,108           541,820         292,976
  Accrued administration fees                     90,800            48,685          31,311            63,522           2,935
  Other accrued expenses                          21,600                --           3,951            20,617          12,017
                                          --------------    --------------    ------------    --------------    ------------
    Total liabilities                         15,208,809        41,161,385      40,891,531        98,228,696      26,701,402
                                          --------------    --------------    ------------    --------------    ------------
NET ASSETS                                $2,570,533,140    $1,196,536,026    $767,207,378    $1,700,257,579    $376,720,044
                                          ==============    ==============    ============    ==============    ============
REPRESENTED BY:
  Capital                                 $1,505,764,158    $  801,844,606    $776,331,884    $1,700,258,817    $304,824,369
  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies      1,005,446,220       379,423,578     (14,062,307)               --      68,390,728
  Undistributed net realized gain (loss)
    from investments and foreign
    currency transactions                     59,119,873        15,259,602       4,933,848            (3,016)      3,602,942
  Undistributed net investment income
    (loss)                                       202,889             8,240           3,953             1,778         (97,995)
                                          --------------    --------------    ------------    --------------    ------------
NET ASSETS                                $2,570,533,140    $1,196,536,026    $767,207,378    $1,700,257,579    $376,720,044
                                          ==============    ==============    ============    ==============    ============
Shares outstanding (unlimited number of
  shares authorized)                         126,662,665        40,320,576      68,938,928     1,700,262,093      21,864,824
                                          ==============    ==============    ============    ==============    ============
NET ASSET VALUE, offering and redemption
  price per share                         $        20.29    $        29.68    $      11.13    $         1.00    $      17.23
                                          ==============    ==============    ============    ==============    ============

See accompanying notes to financial statements.

 66              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                     JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                   STRATEGIC      STRATEGIC       EQUITY          HIGH
                                                      INCOME        GROWTH          VALUE         INCOME         INCOME
                                                       FUND          FUND           FUND           FUND         BOND FUND
                                                    ----------    -----------    -----------    -----------    -----------
ASSETS
  Investments in securities, at value (cost
    $7,444,688; $20,514,182; $15,999,568;
    $17,826,848; $52,164,034, respectively)         $7,318,073    $22,569,878    $16,537,463    $20,794,637    $50,780,796
  Repurchase agreements (cost $218,000;
    $2,595,000; $934,000; $1,028,000; $1,231,000,
    respectively)                                      218,000      2,595,000        934,000      1,028,000      1,231,000
                                                    ----------    -----------    -----------    -----------    -----------
    Total investments                                7,536,073     25,164,878     17,471,463     21,822,637     52,011,796
  Cash                                                     307            506             30            611          1,010
  Accrued interest and dividends receivable            107,620          5,361         21,560         28,516        911,584
  Receivable for investment securities sold            192,000      5,501,731        913,000      1,001,969      1,871,000
  Receivable for fund shares sold                       26,886        781,469         18,384         47,183             --
  Prepaid assets                                            11             62             83             89          2,200
  Deferred organization expenses                         3,154          2,539          2,539          2,603          2,367
                                                    ----------    -----------    -----------    -----------    -----------
    Total assets                                     7,866,051     31,456,546     18,427,059     22,903,608     54,799,957
                                                    ----------    -----------    -----------    -----------    -----------
LIABILITIES
  Payable for investment securities purchased          957,211      5,737,423      1,426,047      1,071,929      2,307,257
  Payable for fund shares repurchased                       --             --             --             --         67,062
  Accrued investment management fees                     2,475         14,167         10,857         13,014         30,131
  Accrued administration fees                              384          1,101            844          1,090          2,636
  Other accrued expenses                                 6,366          7,586          4,945          6,626             --
                                                    ----------    -----------    -----------    -----------    -----------
    Total liabilities                                  966,436      5,760,277      1,442,693      1,092,659      2,407,086
                                                    ----------    -----------    -----------    -----------    -----------
NET ASSETS                                          $6,899,615    $25,696,269    $16,984,366    $21,810,949    $52,392,871
                                                    ==========    ===========    ===========    ===========    ===========
REPRESENTED BY:
  Capital                                           $7,104,615    $21,129,645    $16,177,903    $19,084,627    $53,986,429
  Net unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                 (126,615)     2,055,696        537,895      2,967,789     (1,383,238)
  Undistributed net realized gain (loss) from
    investments and foreign currency transactions      (78,892)     2,538,247        265,388       (242,788)      (223,066)
  Undistributed net investment income (loss)               507        (27,319)         3,180          1,321         12,746
                                                    ----------    -----------    -----------    -----------    -----------
NET ASSETS                                          $6,899,615    $25,696,269    $16,984,366    $21,810,949    $52,392,871
                                                    ==========    ===========    ===========    ===========    ===========
Shares outstanding (unlimited number of shares
  authorized)                                          703,222      1,750,975      1,577,699      1,733,922      5,284,532
                                                    ==========    ===========    ===========    ===========    ===========
NET ASSET VALUE, offering and redemption price per
  share                                             $     9.81    $     14.68    $     10.77    $     12.58    $      9.91
                                                    ==========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               67

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                     JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                        MULTI       SMALL CAP     SELECT ADVISERS     GLOBAL      SELECT ADVISERS
                                        BALANCED       SECTOR         VALUE          SMALL CAP        EQUITY          MID CAP
                                          FUND        BOND FUND        FUND         GROWTH FUND        FUND            FUND
                                       -----------   -----------   ------------   ---------------   -----------   ---------------
ASSETS
  Investments in securities, at value
    (cost $57,071,176; $44,364,194;
    $90,606,487; $2,985,981;
    $30,616,160; and $11,482,086,
    respectively)                      $59,851,820   $42,807,174   $100,130,693     $3,310,014      $33,665,923     $12,903,632
  Repurchase agreements (cost
    $8,840,000; $11,836,000;
    $3,855,000; $216,000; $732,000;
    and $1,820,000, respectively)        8,840,000    11,836,000      3,855,000        216,000          732,000       1,820,000
                                       -----------   -----------   ------------     ----------      -----------     -----------
    Total investments                   68,691,820    54,643,174    103,985,693      3,526,014       34,397,923      14,723,632
  Cash                                          --            --             --          1,745               --           1,717
  Foreign currency at value (cost
    $25,479 and $794,384,
    respectively)                               --        24,511             --             --          791,575              --
  Accrued interest and dividends
    receivable                             451,227       763,357         32,406            646           67,039          23,403
  Withholding tax reclaim receivable            --         1,135             --             --           17,669              --
  Receivable for investment
    securities sold                      8,683,414    11,963,391     11,461,196        278,380          879,894       1,895,061
  Receivable for fund shares sold          122,770       190,407      4,831,808             --          150,245           6,331
  Receivable for foreign currency
    contracts                                   --         2,819             --             --           57,708              --
  Receivable from advisor                       --            --             --          2,604               --              --
  Prepaid assets                               261            --          8,351             --              148              67
  Deferred organization expenses             2,367         2,367          2,367             --            2,539           2,367
                                       -----------   -----------   ------------     ----------      -----------     -----------
    Total assets                        77,951,859    67,591,161    120,321,821      3,809,389       36,364,740      16,652,578
                                       -----------   -----------   ------------     ----------      -----------     -----------
LIABILITIES
  Bank loan                                    514         1,629      1,070,389             --               32              --
  Payable for fund shares redeemed              --            --             --              3               --              --
  Payable for investment securities
    purchased                           13,622,284    16,947,104     11,106,129        295,598        1,634,108       2,010,396
  Payable for translation of assets
    and liabilities in foreign
    currencies                                  --         1,639             --             --            4,267              --
  Accrued investment management fees        38,096        29,741         67,443             --           21,754          10,011
  Accrued administration fees                3,556         2,776          5,238             --            2,978             667
  Other accrued expenses                     4,879           672             --         11,342            1,907           8,173
                                       -----------   -----------   ------------     ----------      -----------     -----------
    Total liabilities                   13,669,329    16,983,561     12,249,199        306,943        1,665,046       2,029,247
                                       -----------   -----------   ------------     ----------      -----------     -----------
NET ASSETS                             $64,282,530   $50,607,600   $108,072,622     $3,502,466      $34,699,694     $14,623,331
                                       ===========   ===========   ============     ==========      ===========     ===========
REPRESENTED BY:
  Capital                              $61,655,619   $53,297,897   $ 91,408,546     $3,110,928      $30,763,912     $12,590,597
  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies    2,780,644    (1,556,808)     9,524,206        324,033        3,100,395       1,421,546
  Undistributed net realized gain
    (loss) from investments and
    foreign currency transactions         (163,342)   (1,164,509)     7,254,933         68,803          890,891         610,762
  Undistributed (distributions in
    excess of) net investment income
    (loss)                                   9,609        31,020       (115,063)        (1,318)         (55,504)            426
                                       -----------   -----------   ------------     ----------      -----------     -----------
NET ASSETS                             $64,282,530   $50,607,600   $108,072,622     $3,502,446      $34,699,694     $14,623,331
                                       ===========   ===========   ============     ==========      ===========     ===========
  Shares outstanding (unlimited
    number of shares authorized)         5,835,227     5,371,254      9,749,202        310,675        2,735,529       1,212,044
                                       ===========   ===========   ============     ==========      ===========     ===========
  NET ASSET VALUE, offering and
    redemption price per share         $     11.02   $      9.42   $      11.09     $    11.27      $     12.68     $     12.07
                                       ===========   ===========   ============     ==========      ===========     ===========

See accompanying notes to financial statements.

 68              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                    TOTAL         CAPITAL       GOVERNMENT       MONEY         SMALL
                                    RETURN      APPRECIATION       BOND         MARKET        COMPANY
                                     FUND           FUND           FUND          FUND          FUND
                                 ------------   ------------   ------------   -----------   -----------
INVESTMENT INCOME:
INCOME:
  Interest                       $  1,130,498   $    507,043   $ 22,840,964   $39,030,238   $   416,458
  Dividends                        16,314,625      6,067,537             --            --     1,517,884
  Less foreign tax withheld          (201,300)            --             --            --       (83,711)
                                 ------------   ------------   ------------   -----------   -----------
     Total income                  17,243,823      6,574,580     22,840,964    39,030,238     1,850,631
                                 ------------   ------------   ------------   -----------   -----------
EXPENSES:
  Investment management fees        6,966,108      3,203,119      1,909,017     3,038,757     1,801,285
  Custodian fees                       21,815         17,037          9,907        31,124        63,695
  Transfer and dividend
     disbursing agent fees            119,864         53,530         38,180        77,460        18,013
  Administration fees                 529,166        263,791        190,902       359,018            --
  Professional services                16,003          4,361          4,460        10,879        10,373
  Trustees' fees and expenses          12,906          4,618          3,663         7,802         2,143
  Other                                20,546          4,555          7,474        14,604        53,117
                                 ------------   ------------   ------------   -----------   -----------
     Total expenses                 7,686,408      3,551,011      2,163,603     3,539,644     1,948,626
                                 ------------   ------------   ------------   -----------   -----------
NET INVESTMENT INCOME (LOSS)     $  9,557,415   $  3,023,569   $ 20,677,361   $35,490,594   $   (97,995)
                                 ============   ============   ============   ===========   ===========
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain on
     investments and foreign
     currency transactions       $ 59,121,742   $ 15,259,602   $  4,933,848   $     2,674   $23,468,774
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and
     translation of assets and
     liabilities in foreign
     currencies                   181,664,208    108,065,708    (42,420,849)           --     1,152,648
                                 ------------   ------------   ------------   -----------   -----------
  Net realized and unrealized
     gain (loss) on investments
     and translation of assets
     and liabilities in foreign
     currencies                   240,785,950    123,325,310    (37,487,001)        2,674    24,621,422
                                 ------------   ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $250,343,365   $126,348,879   $(16,809,640)  $35,493,268   $24,523,427
                                 ============   ============   ============   ===========   ===========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               69

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1999
                            (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                      STRATEGIC    STRATEGIC      EQUITY        HIGH
                                           INCOME       GROWTH       VALUE        INCOME       INCOME
                                            FUND         FUND         FUND         FUND      BOND FUND
                                          ---------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:
INCOME:
  Interest (net amortization)             $ 160,365   $   30,242   $   14,040   $  (48,636)  $2,082,842
  Dividends                                      --       16,708      135,984      177,460       58,876
  Less foreign tax withheld                      --           --       (3,521)        (113)          --
                                          ---------   ----------   ----------   ----------   ----------
     Total income                           160,365       46,950      146,503      128,711    2,141,718
                                          ---------   ----------   ----------   ----------   ----------
EXPENSES:
  Investment management fees                 13,709       66,842       68,851       69,316      181,930
  Custodian fees                              1,279        9,917        4,931        4,711        3,487
  Transfer and dividend disbursing agent
     fees                                       305          743          765          866        2,274
  Administration fees                         2,133        5,199        5,355        6,065       15,919
  Professional services                       4,010        4,003        4,021        4,008        4,034
  Trustees' fees and expenses                    50          150          127          114          280
  Other                                       1,764        2,771        1,729        2,832       22,651
                                          ---------   ----------   ----------   ----------   ----------
     Total expenses before waivers and
       reimbursements                        23,250       89,625       85,779       87,912      230,575
       Less waivers and reimbursements         (402)     (15,356)      (9,278)      (5,599)     (14,534)
                                          ---------   ----------   ----------   ----------   ----------
  Net expenses                               22,848       74,269       76,501       82,313      216,041
                                          ---------   ----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)              $ 137,517   $  (27,319)  $   70,002   $   46,398   $1,925,677
                                          =========   ==========   ==========   ==========   ==========
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign currency
     transactions                         $ (77,950)  $3,442,242   $  277,066   $ (242,404)  $ (222,823)
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and
     liabilities in foreign currencies     (187,021)      90,727      852,328    1,925,076     (711,967)
                                          ---------   ----------   ----------   ----------   ----------
  Net realized and unrealized gain
     (loss) on investments and
     translation of assets and
     liabilities in foreign currencies     (264,971)   3,532,969    1,129,394    1,682,672     (934,790)
                                          ---------   ----------   ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(127,454)  $3,505,650   $1,199,396   $1,729,070   $  990,887
                                          =========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

 70              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1999
                            (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                              SELECT
                                                  MULTI       SMALL CAP      ADVISERS       GLOBAL     SELECT ADVISERS
                                    BALANCED      SECTOR        VALUE       SMALL CAP       EQUITY         MID CAP
                                      FUND      BOND FUND       FUND       GROWTH FUND*      FUND           FUND
                                   ----------   ----------   -----------   ------------   ----------   ---------------
INVESTMENT INCOME:
INCOME:
  Interest                         $  925,099   $1,638,432   $    60,055     $  4,342     $   24,946     $   63,922
  Dividends                           287,488           --       139,954          995        275,362         35,080
  Less foreign tax withheld            (3,357)          --            --           --        (27,251)           (86)
                                   ----------   ----------   -----------     --------     ----------     ----------
    Total income                    1,209,230    1,638,432       200,009        5,337        273,057         98,916
                                   ----------   ----------   -----------     --------     ----------     ----------
EXPENSES:
  Investment management fees          194,609      158,936       270,061        5,632        131,413         63,350
  Custodian fees                        6,030        5,974        30,226        2,587         18,510          7,374
  Transfer and dividend
    disbursing agent fees               2,595        2,119         3,001           51          1,314            603
  Administration fees                  18,163       14,834        21,005       12,123          9,199          4,223
  Professional services                 4,031        4,022         4,027        3,169          4,018          3,995
  Trustees' fees and expenses             254          260           270          114            202            117
  Other                                 3,891        3,448         4,046        6,005          6,265          4,529
                                   ----------   ----------   -----------     --------     ----------     ----------
    Total expenses before waivers
      or reimbursements               229,573      189,593       332,636       29,681        170,921         84,191
  Less waivers or reimbursements           --           --       (17,564)     (23,026)       (13,226)       (11,783)
                                   ----------   ----------   -----------     --------     ----------     ----------
  Net expenses                        229,573      189,593       315,072        6,655        157,695         72,408
                                   ----------   ----------   -----------     --------     ----------     ----------
NET INVESTMENT INCOME (LOSS)       $  979,657   $1,448,839   $  (115,063)    $ (1,318)    $  115,362     $   26,508
                                   ==========   ==========   ===========     ========     ==========     ==========
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
  Net realized gain (loss) on
    investments and foreign
    currency transactions          $  (98,974)  $ (864,175)  $10,173,196     $ 68,803     $  910,234     $  877,014
  Net change in unrealized
    appreciation (depreciation)
    on investments and
    translation of assets and
    liabilities in foreign
    currencies                      2,322,886   (1,109,349)    7,093,276      324,033      1,212,418        466,055
                                   ----------   ----------   -----------     --------     ----------     ----------
  Net realized and unrealized
    gain (loss) on investments
    and translation of assets and
    liabilities in foreign
    currencies                      2,223,912   (1,973,524)   17,266,472      392,836      2,122,652      1,343,069
                                   ----------   ----------   -----------     --------     ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       $3,203,569   $ (524,685)  $17,151,409     $391,518     $2,238,014     $1,369,577
                                   ==========   ==========   ===========     ========     ==========     ==========

------------------------------------------------------
* For the period May 1, 1999 (commencement of operations) through June 30, 1999.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               71

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         TOTAL RETURN FUND             CAPITAL APPRECIATION FUND
                                                  -------------------------------   -------------------------------
                                                    SIX MONTHS                        SIX MONTHS
                                                      ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                     JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                       1999             1998             1999             1998
                                                  --------------   --------------   --------------   --------------
                                                   (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
  Net investment income                           $    9,557,415   $   22,351,182   $    3,023,569   $    6,103,365
  Net realized gain on investments                    59,121,742       92,340,059       15,259,602       29,468,870
  Net change in unrealized appreciation on
    investments                                      181,664,208      229,135,943      108,065,708      151,259,411
                                                  --------------   --------------   --------------   --------------
    Net increase in net assets resulting from
      operations                                     250,343,365      343,827,184      126,348,879      186,831,646
                                                  --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (9,470,558)     (22,235,150)      (3,079,476)      (6,096,443)
  Net realized gain on investments                    (1,093,467)     (91,248,461)              --      (29,468,823)
                                                  --------------   --------------   --------------   --------------
    Decrease in net assets from distributions to
      shareholders                                   (10,564,025)    (113,483,611)      (3,079,476)     (35,565,266)
                                                  --------------   --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                   181,981,256      443,044,539      170,683,857      613,765,090
  Net asset value of shares issued to
    shareholders from reinvestment of dividends
    and capital gains                                 10,564,025      113,483,611        3,079,476       35,565,266
  Cost of shares redeemed                           (205,228,908)    (292,674,987)    (164,994,247)    (217,836,841)
                                                  --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from
      capital share transactions                     (12,683,627)     263,853,163        8,769,086      431,493,515
                                                  --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS                           227,095,713      494,196,736      132,038,489      582,759,895
NET ASSETS -- BEGINNING OF PERIOD                  2,343,437,427    1,849,240,691    1,064,497,537      481,737,642
                                                  --------------   --------------   --------------   --------------
NET ASSETS -- END OF PERIOD                       $2,570,533,140   $2,343,437,427   $1,196,536,026   $1,064,497,537
                                                  ==============   ==============   ==============   ==============
Accumulated undistributed net realized gain on
  investments included in net assets at end of
  period                                          $   59,119,873   $    1,091,598   $   15,259,602   $           --
                                                  ==============   ==============   ==============   ==============
Accumulated undistributed net investment income
  included in net assets at end of period         $      202,889   $      116,032   $        8,240   $       64,147
                                                  ==============   ==============   ==============   ==============
SHARE ACTIVITY:
  Shares sold                                          9,539,561       24,651,367        6,309,863       25,289,094
  Shares issued to shareholders from
    reinvestment of dividends and capital gains          547,562        6,174,939          110,476        1,359,703
  Shares redeemed                                    (10,757,870)     (16,409,758)      (6,136,797)      (9,324,309)
                                                  --------------   --------------   --------------   --------------
Net increase (decrease) in number of shares             (670,747)      14,416,548          283,542       17,324,488
                                                  ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

 72              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                          GOVERNMENT BOND FUND              MONEY MARKET FUND
                                                      ----------------------------   --------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                         ENDED        YEAR ENDED         ENDED          YEAR ENDED
                                                        JUNE 30,     DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                          1999           1998             1999             1998
                                                      ------------   -------------   --------------   ---------------
                                                      (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                               $ 20,677,361   $  33,682,238   $   35,490,594   $    65,635,111
  Net realized gain on investments                       4,933,848       4,634,742            2,674               852
  Net change in unrealized appreciation
    (depreciation) on investments                      (42,420,849)     10,665,319               --                --
                                                      ------------   -------------   --------------   ---------------
    Net increase (decrease) in net assets resulting
      from operations                                  (16,809,640)     48,982,299       35,493,268        65,635,963
                                                      ------------   -------------   --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (20,826,742)    (33,604,343)     (35,490,594)      (65,635,111)
  Net realized gain on investments                              --      (3,644,328)              --                --
                                                      ------------   -------------   --------------   ---------------
    Decrease in net assets from distributions to
      shareholders                                     (20,826,742)    (37,248,671)     (35,490,594)      (65,635,111)
                                                      ------------   -------------   --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                     155,985,955     548,204,907    2,782,017,420     4,243,038,350
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains    20,826,742      37,248,671       35,490,594        65,635,111
  Cost of shares redeemed                             (133,865,580)   (310,682,957)  (2,490,587,179)   (3,928,937,007)
                                                      ------------   -------------   --------------   ---------------
  Net increase in net assets derived from capital
    share transactions                                  42,947,117     274,770,621      326,920,835       379,736,454
                                                      ------------   -------------   --------------   ---------------
NET INCREASE IN NET ASSETS                               5,310,735     286,504,249      326,923,509       379,737,306
NET ASSETS -- BEGINNING OF PERIOD                      761,896,643     475,392,394    1,373,334,070       993,596,764
                                                      ------------   -------------   --------------   ---------------
NET ASSETS -- END OF PERIOD                           $767,207,378   $ 761,896,643   $1,700,257,579   $ 1,373,334,070
                                                      ============   =============   ==============   ===============
  Accumulated undistributed net realized gain (loss)
    on investments included in net assets at end of
    period                                            $  4,933,848   $          --   $       (3,016)  $        (5,690)
                                                      ============   =============   ==============   ===============
  Accumulated undistributed net investment income
    included in net assets at end of period           $      3,953   $     153,334   $        1,778   $         1,778
                                                      ============   =============   ==============   ===============
SHARE ACTIVITY:
  Shares sold                                           13,572,219      46,658,183    2,782,017,422     4,243,038,351
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                          1,857,547       3,206,752       35,490,594        65,635,111
  Shares redeemed                                      (11,667,929)    (26,473,673)  (2,490,587,180)   (3,928,937,007)
                                                      ------------   -------------   --------------   ---------------
Net increase in number of shares                         3,761,837      23,391,262      326,920,836       379,736,455
                                                      ============   =============   ==============   ===============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               73

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                           SMALL COMPANY FUND                   INCOME FUND
                                                      ----------------------------   ---------------------------------
                                                                                                        PERIOD FROM
                                                                                                      JANUARY 20, 1998
                                                                                                       (COMMENCEMENT
                                                       SIX MONTHS                      SIX MONTHS      OF OPERATIONS)
                                                         ENDED        YEAR ENDED         ENDED            THROUGH
                                                        JUNE 30,     DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                          1999           1998             1999              1998
                                                      ------------   -------------   --------------   ----------------
                                                      (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                        $    (97,995)  $     751,620   $      137,517   $       145,241
  Net realized gain (loss) on investments and
    foreign currency transactions                       23,468,774     (19,423,353)         (77,950)           25,268
  Reimbursement from investment advisers for loss on
    sale of security                                            --         100,456               --                --
  Net change in unrealized appreciation
    (depreciation) on investments and translation of
    assets and liabilities in foreign currencies         1,152,648      25,976,273         (187,021)           60,406
                                                      ------------   -------------   --------------   ---------------
    Net increase (decrease) in net assets resulting
      from operations                                   24,523,427       7,404,996         (127,454)          230,915
                                                      ------------   -------------   --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --              --         (137,067)         (145,184)
  Net realized gain on investments and foreign
    currency transactions                                       --              --           (8,634)          (16,634)
  Distributions in excess of realized gains                     --              --             (942)               --
                                                      ------------   -------------   --------------   ---------------
    Decrease in net assets from distributions to
      shareholders                                              --              --         (146,643)         (161,818)
                                                      ------------   -------------   --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                     154,937,992     355,580,178        3,045,503         5,688,494
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains            --              --          146,643           161,818
  Cost of shares redeemed                             (209,309,879)   (300,224,471)        (982,828)         (955,015)
                                                      ------------   -------------   --------------   ---------------
    Net increase (decrease) in net assets from
      capital share transactions                       (54,371,887)     55,355,707        2,209,318         4,895,297
                                                      ------------   -------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                  (29,848,460)     62,760,703        1,935,221         4,964,394
NET ASSETS -- BEGINNING OF PERIOD                      406,568,504     343,807,801        4,964,394                --
                                                      ------------   -------------   --------------   ---------------
NET ASSETS -- END OF PERIOD                           $376,720,044   $ 406,568,504   $    6,899,615   $     4,964,394
                                                      ============   =============   ==============   ===============
Accumulated undistributed net realized gain (loss)
  on investments included in net assets at end of
  period                                              $  3,602,942   $ (19,865,832)  $      (78,892)  $         8,634
                                                      ============   =============   ==============   ===============
Accumulated undistributed net investment income
  (loss) included in net assets at end of period      $    (97,995)  $          --   $          507   $            57
                                                      ============   =============   ==============   ===============
SHARE ACTIVITY:
  Shares sold                                            9,757,182      22,829,269          301,290           561,833
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                 --              --           14,859            15,878
  Shares redeemed                                      (13,290,337)    (19,118,277)         (97,165)          (93,473)
                                                      ------------   -------------   --------------   ---------------
Net increase (decrease) in number of shares             (3,533,155)      3,710,992          218,984           484,238
                                                      ============   =============   ==============   ===============

See accompanying notes to financial statements.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                           STRATEGIC GROWTH FUND            STRATEGIC VALUE FUND
                                                      -------------------------------   -----------------------------
                                                        SIX MONTHS                        SIX MONTHS
                                                          ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                                         JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                           1999             1998             1999            1998
                                                      --------------   --------------   --------------   ------------
                                                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                        $      (27,319)  $       (2,223)  $       70,002   $     72,873
  Net realized gain (loss) on investments and
    foreign currency transactions                          3,442,242         (877,555)         277,066        237,609
  Net change in unrealized appreciation
    (depreciation) on investments and translation of
    assets and liabilities in foreign currencies              90,727        1,909,298          852,328       (351,850)
                                                      --------------   --------------   --------------   ------------
    Net increase (decrease) in net assets resulting
      from operations                                      3,505,650        1,029,520        1,199,396        (41,368)
                                                      --------------   --------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           --               --          (67,314)       (72,214)
  Net realized gain on investments and foreign
    currency transactions                                         --               --         (231,118)            --
                                                      --------------   --------------   --------------   ------------
  Decrease in net assets from distributions to
    shareholders                                                  --               --         (298,432)       (72,214)
                                                      --------------   --------------   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        15,014,996        8,596,092        3,836,310     15,365,312
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains              --               --          298,432         72,214
  Cost of shares redeemed                                 (3,166,722)        (630,009)      (3,330,688)    (1,513,455)
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets derived from capital
      share transactions                                  11,848,274        7,966,083          804,054     13,924,071
                                                      --------------   --------------   --------------   ------------
NET INCREASE IN NET ASSETS                                15,353,924        8,995,603        1,705,018     13,810,489
NET ASSETS -- BEGINNING OF PERIOD                         10,342,345        1,346,742       15,279,348      1,468,859
                                                      --------------   --------------   --------------   ------------
NET ASSETS -- END OF PERIOD                           $   25,696,269   $   10,342,345   $   16,984,366   $ 15,279,348
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net realized gain (loss)
  on investments included in net assets at end of
  period                                              $    2,538,247   $     (903,995)  $      265,388   $    219,440
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net investment income
  (loss) included in net assets at end of period      $      (27,319)  $           --   $        3,180   $        492
                                                      ==============   ==============   ==============   ============
SHARE ACTIVITY:
  Shares sold                                              1,112,385          811,692          365,945      1,515,885
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                   --               --           30,689          7,636
  Shares redeemed                                           (245,278)         (59,749)        (328,748)      (158,421)
                                                      --------------   --------------   --------------   ------------
Net increase in number of shares                             867,107          751,943           67,886      1,365,100
                                                      ==============   ==============   ==============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               75

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                            EQUITY INCOME FUND              HIGH INCOME BOND FUND
                                                      -------------------------------   -----------------------------
                                                        SIX MONTHS                        SIX MONTHS
                                                          ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                                         JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                           1999             1998             1999            1998
                                                      --------------   --------------   --------------   ------------
                                                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                               $       46,398   $       87,774   $    1,925,677   $  1,565,586
  Net realized gain (loss) on investments                   (242,404)         176,392         (222,823)        25,659
  Net change in unrealized appreciation
    (depreciation) on investments                          1,925,076        1,005,780         (711,967)      (733,560)
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets resulting from
      operations                                           1,729,070        1,269,946          990,887        857,685
                                                      --------------   --------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (46,892)         (86,098)      (1,926,193)    (1,552,904)
  Net realized gain on investments                           (11,269)        (152,474)         (24,130)            --
  Distributions in excess of realized gains                     (384)              --             (243)            --
                                                      --------------   --------------   --------------   ------------
  Decrease in net assets from distributions to
    shareholders                                             (58,545)        (238,572)      (1,950,566)    (1,552,904)
                                                      --------------   --------------   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                         6,242,228       11,702,943       19,792,841     31,623,680
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains          58,545          238,572        1,950,566      1,552,904
  Cost of shares redeemed                                   (354,819)        (388,186)      (5,021,051)    (1,880,219)
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets from capital share
      transactions                                         5,945,954       11,553,329       16,722,356     31,296,365
                                                      --------------   --------------   --------------   ------------
NET INCREASE IN NET ASSETS                                 7,616,479       12,584,703       15,762,677     30,601,146
NET ASSETS -- BEGINNING OF PERIOD                         14,194,470        1,609,767       36,630,194      6,029,048
                                                      --------------   --------------   --------------   ------------
NET ASSETS -- END OF PERIOD                           $   21,810,949   $   14,194,470   $   52,392,871   $ 36,630,194
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net realized gain (loss)
  on investments included in net assets at end of
  period                                              $     (242,788)  $       11,269   $     (223,066)  $     24,130
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net investment income
  included in net assets at end of period             $        1,321   $        1,815   $       12,746   $     13,262
                                                      ==============   ==============   ==============   ============
SHARE ACTIVITY:
  Shares sold                                                521,968        1,095,133        1,933,714      3,084,813
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                4,887           21,107          194,635        154,117
  Shares redeemed                                            (30,031)         (37,651)        (491,585)      (186,624)
                                                      --------------   --------------   --------------   ------------
Net increase in number of shares                             496,824        1,078,589        1,636,764      3,052,306
                                                      ==============   ==============   ==============   ============

See accompanying notes to financial statements.

 76              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                               BALANCED FUND               MULTI SECTOR BOND FUND
                                                      -------------------------------   -----------------------------
                                                        SIX MONTHS                        SIX MONTHS
                                                          ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                                         JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                           1999             1998             1999            1998
                                                      --------------   --------------   --------------   ------------
                                                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                               $      979,657   $      730,509   $    1,448,839   $  1,237,102
  Net realized gain (loss) on investments and
    foreign currency transactions                            (98,974)          58,258         (864,175)      (300,733)
  Net change in unrealized appreciation
    (depreciation) on investments and translation of
    assets and liabilities in foreign currencies           2,322,886          442,998       (1,109,349)      (450,479)
                                                      --------------   --------------   --------------   ------------
      Net increase (decrease) in net assets
         resulting from operations                         3,203,569        1,231,765         (524,685)       485,890
                                                      --------------   --------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                   (976,859)        (723,997)      (1,409,247)    (1,212,959)
    Net realized gain on investments and foreign
      currency transactions                                     (971)        (121,655)              --        (33,220)
    Tax return of capital                                         --               --               --        (15,516)
                                                      --------------   --------------   --------------   ------------
    Decrease in net assets from distributions to
      shareholders                                          (977,830)        (845,652)      (1,409,247)    (1,261,695)
                                                      --------------   --------------   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        21,149,714       38,262,809       15,900,733     35,590,690
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains         977,830          845,652        1,409,247      1,261,695
  Cost of shares redeemed                                   (955,781)        (495,698)      (1,733,327)    (1,143,341)
                                                      --------------   --------------   --------------   ------------
      Net increase in net assets derived from
         capital share transactions                       21,171,763       38,612,763       15,576,653     35,709,044
                                                      --------------   --------------   --------------   ------------
NET INCREASE IN NET ASSETS                                23,397,502       38,998,876       13,642,721     34,933,239
NET ASSETS -- BEGINNING OF PERIOD                         40,885,028        1,886,152       36,964,879      2,031,640
                                                      --------------   --------------   --------------   ------------
NET ASSETS -- END OF PERIOD                           $   64,282,530   $   40,885,028   $   50,607,600   $ 36,964,879
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net realized gain (loss)
  on investments included in net assets at end of
  period                                              $     (163,342)  $      (63,397)  $   (1,164,509)  $   (300,334)
                                                      ==============   ==============   ==============   ============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                    $        9,609   $        6,811   $       31,020   $     (8,572)
                                                      ==============   ==============   ==============   ============
SHARE ACTIVITY:
  Shares sold                                              1,967,105        3,646,083        1,637,936      3,547,701
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                               90,919           80,818          148,403        128,345
  Shares redeemed                                            (88,961)         (47,484)        (177,809)      (115,568)
                                                      --------------   --------------   --------------   ------------
Net increase in number of shares                           1,969,063        3,679,417        1,608,530      3,560,478
                                                      ==============   ==============   ==============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               77

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                                                               SELECT ADVISERS SMALL
                                                                                                  CAP GROWTH FUND
                                                                  SMALL CAP VALUE FUND         ----------------------
                                                             -------------------------------        PERIOD FROM
                                                               SIX MONTHS                           MAY 1, 1999
                                                                 ENDED          YEAR ENDED         (COMMENCEMENT
                                                                JUNE 30,       DECEMBER 31,    OF OPERATIONS) THROUGH
                                                                  1999             1998            JUNE 30, 1999
                                                             --------------   --------------   ----------------------
                                                              (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                               $     (115,063)  $      (44,007)      $       (1,318)
  Net realized gain (loss) on investments                        10,173,196         (362,284)              68,803
  Net change in unrealized appreciation on investments            7,093,276        2,447,176              324,033
                                                             --------------   --------------       --------------
      Net increase in net assets resulting from operations       17,151,409        2,040,885              391,518
                                                             --------------   --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN ON
  INVESTMENTS                                                    (2,512,137)              --                   --
                                                             --------------   --------------       --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              137,935,533       94,419,163            3,267,839
  Net asset value of shares issued to shareholders from
    reinvestment of capital gains                                 2,512,137               --                   --
  Cost of shares redeemed                                       (97,453,642)     (48,090,092)            (156,911)
                                                             --------------   --------------       --------------
      Net increase in net assets derived from capital share
         transactions                                            42,994,028       46,329,071            3,110,928
                                                             --------------   --------------       --------------
NET INCREASE IN NET ASSETS                                       57,633,300       48,369,956            3,502,446
NET ASSETS -- BEGINNING OF PERIOD                                50,439,322        2,069,366                   --
                                                             --------------   --------------       --------------
NET ASSETS -- END OF PERIOD                                  $  108,072,622   $   50,439,322       $    3,502,446
                                                             ==============   ==============       ==============
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period        $    7,254,933   $     (406,126)      $       68,803
                                                             ==============   ==============       ==============
Accumulated undistributed net investment income (loss)
  included in net assets at end of period                    $     (115,063)  $           --       $       (1,318)
                                                             ==============   ==============       ==============
SHARE ACTIVITY:
  Shares sold                                                    14,049,163       10,431,460              326,165
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                     292,790               --                   --
  Shares redeemed                                                (9,909,431)      (5,326,134)             (15,490)
                                                             --------------   --------------       --------------
Net increase in number of shares                                  4,432,522        5,105,326              310,675
                                                             ==============   ==============       ==============

See accompanying notes to financial statements.

 78              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                            GLOBAL EQUITY FUND          SELECT ADVISERS MID CAP FUND
                                                      -------------------------------   -----------------------------
                                                        SIX MONTHS                        SIX MONTHS
                                                          ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                                         JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                           1999             1998             1999            1998
                                                      --------------   --------------   --------------   ------------
                                                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                               $      115,362   $       88,044   $       26,508   $     56,278
  Net realized gain (loss) on investments and
    foreign currency transactions                            910,234          295,124          877,014       (248,702)
  Net change in unrealized appreciation on
    investments                                            1,212,418        1,832,913          466,055        950,022
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets resulting from
      operations                                           2,238,014        2,216,081        1,369,577        757,598
                                                      --------------   --------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (115,362)         (88,044)         (26,082)       (56,461)
  In excess of net investment income                          (3,890)        (152,148)              --             --
  Net realized gain on investments and foreign
    currency transactions                                    (69,852)        (141,018)              --             --
  Tax return of capital                                           --               --               --        (11,616)
                                                      --------------   --------------   --------------   ------------
         Decrease in net assets from distributions
           to shareholders                                  (189,104)        (381,210)         (26,082)       (68,077)
                                                      --------------   --------------   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        11,157,851       14,481,685        3,192,277      7,988,933
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains         189,104          381,210           26,082         68,077
  Cost of shares redeemed                                   (223,160)        (736,949)        (787,713)    (1,111,305)
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets from capital share
      transactions                                        11,123,795       14,125,946        2,430,646      6,945,705
                                                      --------------   --------------   --------------   ------------
NET INCREASE IN NET ASSETS                                13,172,705       15,960,817        3,774,141      7,635,226
NET ASSETS -- BEGINNING OF PERIOD                         21,526,989        5,566,172       10,849,190      3,213,964
                                                      --------------   --------------   --------------   ------------
NET ASSETS -- END OF PERIOD                           $   34,699,694   $   21,526,989   $   14,623,331   $ 10,849,190
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net realized gain (loss)
  on investments included in net assets at end of
  period                                              $      890,891   $       50,509   $      610,762   $   (266,252)
                                                      ==============   ==============   ==============   ============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                    $      (55,504)  $      (51,614)  $          426   $         --
                                                      ==============   ==============   ==============   ============
SHARE ACTIVITY:
  Shares sold                                                907,321        1,317,276          288,170        778,972
  Shares issued to shareholders from reinvestment of
    dividends                                                 15,349           33,732            2,352          6,707
  Shares redeemed                                            (18,490)         (70,891)         (72,176)      (115,257)
                                                      --------------   --------------   --------------   ------------
      Net increase in number of shares                       904,180        1,280,117          218,346        670,422
                                                      ==============   ==============   ==============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               79

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         TOTAL RETURN FUND
                           -----------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                          YEARS ENDED DECEMBER 31,
                            JUNE 30,      --------------------------------------------------------------
                              1999           1998          1997          1996         1995        1994
                           -----------    ----------    ----------    ----------    --------    --------
                           (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD      $    18.40     $    16.38    $    13.27    $    11.54    $   9.70    $  10.10
  Net investment income          0.08           0.19          0.23          0.24        0.31        0.21
  Net realized gain
    (loss) and unrealized
    appreciation
    (depreciation) on
    investments                  1.89           2.77          3.65          2.26        2.49       (0.10)
                           ----------     ----------    ----------    ----------    --------    --------
    Total from investment
       operations                1.97           2.96          3.88          2.50        2.80        0.11
                           ----------     ----------    ----------    ----------    --------    --------
  Dividends from net
    investment income           (0.07)         (0.19)        (0.23)        (0.25)      (0.31)      (0.28)
  Dividends from net
    realized gain from
    investment
    transactions                (0.01)         (0.75)        (0.52)        (0.52)      (0.65)      (0.23)
  Dividends in excess of
    net realized gain
    from investment
    transactions                   --             --         (0.01)           --          --          --
  Dividends from tax
    return of capital              --             --         (0.01)           --          --          --
                           ----------     ----------    ----------    ----------    --------    --------
    Total distributions         (0.08)         (0.94)        (0.77)        (0.77)      (0.96)      (0.51)
                           ----------     ----------    ----------    ----------    --------    --------
    Net increase
       (decrease) in net
       asset value               1.89           2.02          3.11          1.73        1.84       (0.40)
                           ----------     ----------    ----------    ----------    --------    --------
NET ASSET VALUE --
  END OF PERIOD            $    20.29     $    18.40    $    16.38    $    13.27    $  11.54    $   9.70
                           ==========     ==========    ==========    ==========    ========    ========
    Total Return                10.75%*        18.07%        29.43%        21.84%      29.09%       1.07%
  Ratios and supplemental
    data:
  Net Assets, end of
    period (000)           $2,570,533     $2,343,437    $1,849,241    $1,179,876    $814,964    $534,821
  Ratio of expenses to
    average net assets           0.64%*         0.65%         0.54%         0.51%       0.51%       0.52%
  Ratio of net investment
    income to average net
    assets                       0.80%*         1.05%         1.54%         1.99%       2.84%       2.76%
  Portfolio turnover            14.90%*        17.13%        13.85%        16.18%      16.12%      12.06%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.

See accompanying notes to financial statements.

 80              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      CAPITAL APPRECIATION FUND
                               ------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED                       YEARS ENDED DECEMBER 31,
                                JUNE 30,      ---------------------------------------------------------
                                  1999           1998         1997        1996       1995        1994
                               -----------    ----------    --------    --------    -------    --------
                               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD          $    26.59     $    21.21    $  16.28    $  13.48    $ 10.92    $  11.20
  Net investment income              0.08           0.19        0.20        0.21       0.23        0.18
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments                      3.09           6.14        5.39        3.29       2.96       (0.28)
                               ----------     ----------    --------    --------    -------    --------
    Total from investment
       operations                    3.17           6.33        5.59        3.50       3.19       (0.10)
                               ----------     ----------    --------    --------    -------    --------
  Dividends from net
    investment income               (0.08)         (0.19)      (0.20)      (0.22)     (0.23)      (0.18)
  Dividends from net realized
    gain from investment
    transactions                       --          (0.76)      (0.46)      (0.48)     (0.40)         --
                               ----------     ----------    --------    --------    -------    --------
    Total distributions             (0.08)         (0.95)      (0.66)      (0.70)     (0.63)      (0.18)
                               ----------     ----------    --------    --------    -------    --------
  Net increase (decrease) in
    net asset value                  3.09           5.38        4.93        2.80       2.56       (0.28)
                               ----------     ----------    --------    --------    -------    --------
NET ASSET VALUE --
  END OF PERIOD                $    29.68     $    26.59    $  21.21    $  16.28    $ 13.48    $  10.92
                               ==========     ==========    ========    ========    =======    ========
    Total Return                    11.93%*        29.96%      34.49%      26.14%     29.35%      (0.90)%
Ratios and supplemental data:
  Net Assets, end of period
    (000)                      $1,196,536     $1,064,498    $481,738    $211,474    $81,237    $ 60,442
  Ratio of expenses to
    average net assets               0.66%*         0.67%       0.56%       0.52%      0.54%      0.56%
  Ratio of net investment
    income to average net
    assets                           0.56%*         0.83%       1.10%       1.53%      1.89%      1.76%
  Portfolio turnover                 7.67%*        10.67%      10.88%      22.19%     20.28%     11.21%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               81

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                       GOVERNMENT BOND FUND
                              -----------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                       YEARS ENDED DECEMBER 31,
                               JUNE 30,      --------------------------------------------------------
                                 1999          1998        1997        1996        1995        1994
                              -----------    --------    --------    --------    --------    --------
                              (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD          $  11.69      $  11.38    $  11.04    $  11.36    $  10.20    $  11.26
  Net investment income            0.31          0.63        0.69        0.69        0.71        0.69
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments                   (0.56)         0.37        0.34       (0.32)       1.16       (1.06)
                               --------      --------    --------    --------    --------    --------
    Total from investment
       operations                 (0.25)         1.00        1.03        0.37        1.87       (0.37)
                               --------      --------    --------    --------    --------    --------
  Dividends from net
    investment income             (0.31)        (0.63)      (0.69)      (0.69)      (0.71)      (0.69)
  Dividends from net
    realized gain from
    investment transactions          --         (0.06)         --          --          --          --
                               --------      --------    --------    --------    --------    --------
    Total distributions           (0.31)        (0.69)      (0.69)      (0.69)      (0.71)      (0.69)
                               --------      --------    --------    --------    --------    --------
    Net increase (decrease)
       in net asset value         (0.56)         0.31        0.34       (0.32)       1.16       (1.06)
                               --------      --------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                $  11.13      $  11.69    $  11.38    $  11.04    $  11.36    $  10.20
                               ========      ========    ========    ========    ========    ========
    Total Return                   2.18%*        8.91%       9.67%       3.49%      18.74%      (3.23)%
Ratios and supplemental
  data:
  Net Assets, end of period
    (000)                      $767,207      $761,897    $475,392    $459,247    $454,016    $391,253
  Ratio of expenses to
    average net assets             0.57%*        0.57%       0.53%       0.51%       0.51%      0.51%
  Ratio of net investment
    income to average net
    assets                         5.42%*        5.60%       6.19%       6.23%       6.45%      6.46%
  Portfolio turnover              33.72%*       32.03%      68.61%      33.75%      97.05%    111.40%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

 82              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          MONEY MARKET FUND
                              -------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                        YEARS ENDED DECEMBER 31,
                               JUNE 30,      ----------------------------------------------------------
                                 1999           1998         1997        1996        1995        1994
                              -----------    ----------    --------    --------    --------    --------
                              (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD         $     1.00     $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
  Net investment income             0.02           0.05        0.05        0.05        0.06        0.04
  Dividends from net
    investment income              (0.02)         (0.05)      (0.05)      (0.05)      (0.06)      (0.04)
                              ----------     ----------    --------    --------    --------    --------
  Net increase (decrease) in
    net asset value                   --             --          --          --          --          --
                              ----------     ----------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD               $     1.00     $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
                              ==========     ==========    ========    ========    ========    ========
    Total Return                    2.26%*         5.27%       5.26%       5.12%       5.66%       3.88%
Ratios and supplemental
  data:
  Net Assets, end of period
    (000)                     $1,700,258     $1,373,334    $993,597    $983,529    $737,408    $828,027
  Ratio of expenses to
    average net assets              0.46%*         0.46%       0.51%       0.51%       0.52%       0.54%
  Ratio of net investment
    income to average net
    assets                          4.59%*         5.15%       5.16%       5.00%       5.51%       4.00%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               83

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SMALL COMPANY FUND
                                     ----------------------------------------------------------------------
                                                                                            PERIOD FROM
                                                                                         OCTOBER 23, 1995
                                     SIX MONTHS                                          (COMMENCEMENT OF
                                        ENDED           YEARS ENDED DECEMBER 31,        OPERATIONS) THROUGH
                                      JUNE 30,      --------------------------------       DECEMBER 31,
                                        1999          1998        1997        1996             1995
                                     -----------    --------    --------    --------    -------------------
                                     (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                 $  16.01      $  15.85    $  13.89    $  11.42          $ 10.00
  Net investment income                     --          0.03        0.01        0.06             0.02
  Net realized gain and unrealized
    appreciation on investments and
    translation of assets and
    liabilities in foreign
    currencies                            1.22          0.13        2.40        2.55             1.42
                                      --------      --------    --------    --------          -------
    Total from investment
       operations                         1.22          0.16        2.41        2.61             1.44
                                      --------      --------    --------    --------          -------
  Dividends from net investment
    income                                  --            --          --       (0.06)           (0.02)
  Dividends from net realized gain
    from investments and foreign
    currency transactions                   --            --       (0.45)         --               --
  Dividends in excess of net
    realized gain from investment
    and foreign currency
    transactions                            --            --          --       (0.08)              --
                                      --------      --------    --------    --------          -------
    Total distributions                     --            --       (0.45)      (0.14)           (0.02)
                                      --------      --------    --------    --------          -------
    Net increase in net asset value       1.22          0.16        1.96        2.47             1.42
                                      --------      --------    --------    --------          -------
NET ASSET VALUE --
  END OF PERIOD                       $  17.23      $  16.01    $  15.85    $  13.89          $ 11.42
                                      ========      ========    ========    ========          =======
    Total Return                          7.62%*        1.01%      17.35%      22.83%           14.38%*
Ratios and supplemental data:
  Net Assets, end of period (000)     $376,720      $406,569    $343,808    $180,840          $17,155
  Ratio of expenses to average net
    assets                                1.08%*        1.07%       1.11%       1.20%            1.25%*
  Ratio of expenses to average net
    assets**                              1.08%*        1.07%       1.11%       1.20%            1.74%*
  Ratio of net investment income to
    average net assets                   (0.05%)*       0.21%       0.05%       0.60%            1.32%*
  Ratio of net investment income to
    average net assets**                 (0.05%)*       0.21%       0.05%       0.60%            0.83%*
  Portfolio turnover                     65.57%*      141.27%     134.38%     136.74%            9.03%*

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 84              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               INCOME FUND                       STRATEGIC GROWTH FUND
                                                       ----------------------------   -------------------------------------------
                                                                      PERIOD FROM                                   PERIOD FROM
                                                                      JANUARY 20,                                   OCTOBER 31,
                                                                          1998                                          1997
                                                                     (COMMENCEMENT                                 (COMMENCEMENT
                                                       SIX MONTHS    OF OPERATIONS)   SIX MONTHS                   OF OPERATIONS)
                                                          ENDED         THROUGH          ENDED       YEAR ENDED       THROUGH
                                                        JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                          1999            1998           1999           1998            1997
                                                       -----------   --------------   -----------   ------------   --------------
                                                       (UNAUDITED)                    (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                                    $10.25          $10.00        $   11.70      $ 10.21        $   10.00
  Net investment income (loss)                             0.21            0.42            (0.02)          --             0.01
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on investments            (0.42)           0.29             3.00         1.49             0.21
                                                         ------          ------        ---------      -------        ---------
    Total from investment operations                      (0.21)           0.71             2.98         1.49             0.22
                                                         ------          ------        ---------      -------        ---------
  Dividends from net investment income                    (0.21)          (0.42)              --           --            (0.01)
  Dividends from net realized gains from investment
    transactions                                          (0.02)          (0.04)              --           --               --
                                                         ------          ------        ---------      -------        ---------
    Total distributions                                   (0.23)          (0.46)              --           --            (0.01)
                                                         ------          ------        ---------      -------        ---------
    Net increase (decrease) in net asset value            (0.44)           0.25             2.98         1.49             0.21
                                                         ------          ------        ---------      -------        ---------
NET ASSET VALUE --
  END OF PERIOD                                          $ 9.81          $10.25        $   14.68      $ 11.70        $   10.21
                                                         ======          ======        =========      =======        =========
    Total Return                                           (2.12)%*        7.13%*          25.47%*      14.59%            2.20%*
Ratios and supplemental data:
Net Assets, end of period (000)                          $6,900          $4,964        $  25,696      $10,342        $   1,347
  Ratio of expenses to average net assets                  0.75%*          0.75%*           1.00%*       1.00%            1.00%*
  Ratio of expenses to average net assets**                0.76%*          1.01%*           1.21%*       1.55%            6.33%*
  Ratio of net investment income to average net
    assets                                                 4.51%*          4.68%*          (0.37)%*      (0.04)%             0.68%*
  Ratio of net investment income to average net
    assets**                                               4.50%*          4.42%*          (0.58)%*      (0.59)%            (4.65)%*
  Portfolio turnover                                      95.06%*        157.21%*         353.69%*     369.83%           27.32%*

------------------------------------------------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

   See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               85

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   STRATEGIC VALUE FUND                           EQUITY INCOME FUND
                                        -------------------------------------------   -------------------------------------------
                                                                      PERIOD FROM                                   PERIOD FROM
                                                                      OCTOBER 31,                                   OCTOBER 31,
                                                                          1997                                          1997
                                                                     (COMMENCEMENT                                 (COMMENCEMENT
                                        SIX MONTHS                   OF OPERATIONS)   SIX MONTHS                   OF OPERATIONS)
                                           ENDED       YEAR ENDED       THROUGH          ENDED       YEAR ENDED       THROUGH
                                         JUNE 30,     DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                           1999           1998            1997           1999           1998            1997
                                        -----------   ------------   --------------   -----------   ------------   --------------
                                        (UNAUDITED)                                   (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                     $ 10.12       $ 10.15          $10.00         $ 11.47       $ 10.16          $10.00
  Net investment income                      0.05          0.07            0.01            0.03          0.10            0.02
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies        0.81         (0.03)           0.15            1.12          1.44            0.16
                                          -------       -------          ------         -------       -------          ------
    Total from investment operations         0.86          0.04            0.16            1.15          1.54            0.18
                                          -------       -------          ------         -------       -------          ------
  Dividends from net investment income      (0.05)        (0.07)          (0.01)          (0.03)        (0.10)          (0.02)
  Dividends from net realized gains
    from investment and foreign
    currency transactions                   (0.16)           --              --           (0.01)        (0.13)             --
                                          -------       -------          ------         -------       -------          ------
    Total distributions                     (0.21)        (0.07)          (0.01)          (0.04)        (0.23)          (0.02)
                                          -------       -------          ------         -------       -------          ------
    Net increase (decrease) in net
      asset value                            0.65         (0.03)           0.15            1.11          1.31            0.16
                                          -------       -------          ------         -------       -------          ------
NET ASSET VALUE --
  END OF PERIOD                           $ 10.77       $ 10.12          $10.15         $ 12.58       $ 11.47          $10.16
                                          =======       =======          ======         =======       =======          ======
    Total Return                             8.69%*        0.39%           1.63%*         10.04%*       15.13%           1.77%*
Ratios and supplemental data:
Net Assets, end of period (000)           $16,984       $15,279          $1,469         $21,811       $14,194          $1,610
  Ratio of expenses to average net
    assets                                   1.00%*        1.00%           1.00%*          0.95%*        0.95%           0.95%*
  Ratio of expenses to average net
    assets**                                 1.12%*        1.23%           5.54%*          1.01%*        1.15%           5.63%*
  Ratio of net investment income to
    average net assets                       0.92%*        0.86%           0.96%*          0.54%*        1.11%           1.34%*
  Ratio of net investment income to
    average net assets**                     0.80%*        0.63%          (3.58)%*         0.48%*        0.91%          (3.34)%*
  Portfolio turnover                        82.00%*       68.65%           5.38%*         20.57%*       49.12%          14.52%*

------------------------------------------------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

   See accompanying notes to financial statements.

 86              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   HIGH INCOME BOND FUND                             BALANCED FUND
                                        -------------------------------------------   -------------------------------------------
                                                                      PERIOD FROM                                   PERIOD FROM
                                                                      OCTOBER 31,                                   OCTOBER 31,
                                                                          1997                                          1997
                                                                     (COMMENCEMENT                                 (COMMENCEMENT
                                        SIX MONTHS                   OF OPERATIONS)   SIX MONTHS                   OF OPERATIONS)
                                           ENDED       YEAR ENDED       THROUGH          ENDED       YEAR ENDED       THROUGH
                                         JUNE 30,     DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                           1999           1998            1997           1999           1998            1997
                                        -----------   ------------   --------------   -----------   ------------   --------------
                                        (UNAUDITED)                                   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD    $ 10.04       $ 10.12          $10.00         $ 10.58       $ 10.10          $10.00
  Net investment income                      0.39          0.66            0.11            0.18          0.30            0.05
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments           (0.11)        (0.08)           0.12            0.44          0.51            0.10
                                          -------       -------          ------         -------       -------          ------
    Total from investment operations         0.28          0.58            0.23            0.62          0.81            0.15
                                          -------       -------          ------         -------       -------          ------
  Dividends from net investment income      (0.40)        (0.66)          (0.11)          (0.18)        (0.30)          (0.05)
  Dividends from net realized gains
    from investment transactions            (0.01)           --              --              --         (0.03)             --
                                          -------       -------          ------         -------       -------          ------
    Total distributions                     (0.41)        (0.66)          (0.11)          (0.18)        (0.33)          (0.05)
                                          -------       -------          ------         -------       -------          ------
    Net increase (decrease) in net
      asset value                           (0.13)        (0.08)           0.12            0.44          0.48            0.10
                                          -------       -------          ------         -------       -------          ------
NET ASSET VALUE -- END OF PERIOD          $  9.91       $ 10.04          $10.12         $ 11.02       $ 10.58          $10.10
                                          =======       =======          ======         =======       =======          ======
Total Return                                 2.74%*        5.80%           2.28%*          5.96%*        8.07%           1.46%*
Ratios and supplemental data:
  Net Assets, end of period (000)         $52,393       $36,630          $6,029         $64,283       $40,885          $1,886
  Ratio of expenses to average net
    assets                                   0.95%*        0.95%           0.95%*          0.88%*        0.90%           0.90%*
  Ratio of expenses to average net
    assets**                                 1.01%*        1.12%           2.18%*          0.88%*        0.96%           4.90%*
  Ratio of net investment income to
    average net assets                       8.47%*        7.88%           6.96%*          3.78%*        3.81%           4.08%*
  Ratio of net investment income to
    average net assets**                     8.41%*        7.71%           5.73%*          3.78%*        3.75%           0.08%*
  Portfolio turnover                        10.29%*       24.25%           7.37%*         38.33%*      137.35%           0.19%*

---------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               87

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                MULTI SECTOR BOND FUND                         SMALL CAP VALUE FUND
                                      -------------------------------------------   -------------------------------------------
                                                                    PERIOD FROM                                   PERIOD FROM
                                                                    OCTOBER 31,                                   OCTOBER 31,
                                                                        1997                                          1997
                                                                   (COMMENCEMENT                                 (COMMENCEMENT
                                      SIX MONTHS                   OF OPERATIONS)   SIX MONTHS                   OF OPERATIONS)
                                         ENDED       YEAR ENDED       THROUGH          ENDED       YEAR ENDED       THROUGH
                                       JUNE 30,     DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                         1999           1998            1997           1999           1998            1997
                                      -----------   ------------   --------------   -----------   ------------   --------------
                                      (UNAUDITED)                                   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $  9.82       $ 10.05          $10.00        $   9.49       $  9.79          $10.00
  Net investment income (loss)             0.30          0.48            0.05           (0.01)        (0.01)           0.01
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments
    and translation of assets and
    liabilities in foreign
    currencies                            (0.41)        (0.22)           0.05            2.11         (0.29)          (0.17)
                                        -------       -------          ------        --------       -------          ------
    Total from investment operations      (0.11)         0.26            0.10            2.10         (0.30)          (0.16)
                                        -------       -------          ------        --------       -------          ------
  Dividends from net investment
    income                                (0.29)        (0.47)          (0.05)             --            --           (0.01)
  Dividends from net realized gain
    from investment and foreign
    currency transactions                    --         (0.01)             --           (0.50)           --           (0.04)
  Tax return of capital                      --         (0.01)             --              --            --              --
                                        -------       -------          ------        --------       -------          ------
    Total distributions                   (0.29)        (0.49)          (0.05)          (0.50)           --           (0.05)
                                        -------       -------          ------        --------       -------          ------
    Net increase (decrease) in net
      asset value                         (0.40)        (0.23)           0.05            1.60         (0.30)          (0.21)
                                        -------       -------          ------        --------       -------          ------
NET ASSET VALUE -- END OF PERIOD        $  9.42       $  9.82          $10.05        $  11.09       $  9.49          $ 9.79
                                        =======       =======          ======        ========       =======          ======
Total Return                              (1.09)%*        2.60%          1.04%*         23.67%*       (3.06)%         (1.61)%*
Ratios and supplemental data:
  Net Assets, end of period (000)       $50,608       $36,965          $2,032        $108,073       $50,439          $2,069
  Ratio of expenses to average net
    assets                                 0.89%*        0.90%           0.90%*          1.05%*        1.05%           1.05%*
  Ratio of expenses to average net
    assets**                               0.89%*        0.96%           4.41%*          1.11%*        1.33%           6.31%*
  Ratio of net investment income to
    average net assets                     6.84%*        6.42%           4.77%*         (0.38)%*       (0.21)%         0.50%*
  Ratio of net investment income to
    average net assets**                   6.84%*        6.36%           1.26%*         (0.44)%*       (0.49)%        (4.76)%*
  Portfolio turnover                     162.16%*      287.69%          48.90%*        135.80%*      283.65%           8.38%*

---------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 88              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SELECT ADVISERS               GLOBAL EQUITY FUND
                               SMALL CAP      -------------------------------------------
                              GROWTH FUND                                   PERIOD FROM
                            ---------------                                 OCTOBER 31,
                              PERIOD FROM                                       1997
                              MAY 1, 1999                                  (COMMENCEMENT
                             (COMMENCEMENT    SIX MONTHS                   OF OPERATIONS)
                            OF OPERATIONS)       ENDED       YEAR ENDED       THROUGH
                             THROUGH JUNE      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                               30, 1999          1999           1998            1997
                            ---------------   -----------   ------------   --------------
                              (UNAUDITED)     (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD            $10.00         $ 11.75       $ 10.10          $10.00
  Net investment income
    (loss)                           --            0.04          0.11            0.02
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets
    and liabilities in
    foreign currencies             1.27            0.97          1.81            0.10
                                 ------         -------       -------          ------
      Total from
        investment
        operations                 1.27            1.01          1.92            0.12
                                 ------         -------       -------          ------
  Dividends from net
    investment income                --           (0.05)        (0.07)          (0.02)
  Dividends in excess of
    net investment income            --              --         (0.12)             --
  Dividends from net
    realized gain from
    investment and foreign
    currency transactions            --           (0.03)        (0.08)             --
  Dividends from tax
    return of capital                --              --            --              --
                                 ------         -------       -------          ------
      Total distributions            --           (0.08)        (0.27)          (0.02)
                                 ------         -------       -------          ------
      Net increase
        (decrease) in net
        asset value                1.27            0.93          1.65            0.10
                                 ------         -------       -------          ------
NET ASSET VALUE -- END OF
  PERIOD                         $11.27         $ 12.68       $ 11.75          $10.10
                                 ======         =======       =======          ======
Total Return                      12.70%*          8.64%*       19.14%           1.18%*
Ratios and supplemental
  data:
  Net Assets, end of
    period (000)                 $3,502         $34,700       $21,527          $5,566
  Ratio of expenses to
    average net assets             1.30%*          1.20%*        1.20%           1.20%*
  Ratio of expenses to
    average net assets**           5.80%*          1.30%*        1.46%           2.84%*
  Ratio of net investment
    income to average net
    assets                        (0.26)%*         0.88% *       0.66%           1.00%*
  Ratio of net investment
    income to average net
    assets**                      (4.76)%*         0.78%*        0.40%          (0.64)%*
  Portfolio turnover              38.86%*         32.31%*       59.01%           9.32%*

                                   SELECT ADVISERS MID CAP FUND
                            -------------------------------------------
                                                          PERIOD FROM
                                                          OCTOBER 31,
                                                              1997
                                                         (COMMENCEMENT
                            SIX MONTHS                   OF OPERATIONS)
                               ENDED       YEAR ENDED       THROUGH
                             JUNE 30,     DECEMBER 31,    DECEMBER 31,
                               1999           1998            1997
                            -----------   ------------   --------------
                            (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD         $ 10.92       $  9.94          $10.00
  Net investment income
    (loss)                       0.02          0.09            0.02
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets
    and liabilities in
    foreign currencies           1.15          0.98           (0.06)
                              -------       -------          ------
      Total from
        investment
        operations               1.17          1.07           (0.04)
                              -------       -------          ------
  Dividends from net
    investment income           (0.02)        (0.08)          (0.02)
  Dividends in excess of
    net investment income          --            --              --
  Dividends from net
    realized gain from
    investment and foreign
    currency transactions          --            --              --
  Dividends from tax
    return of capital              --         (0.01)             --
                              -------       -------          ------
      Total distributions       (0.02)        (0.09)          (0.02)
                              -------       -------          ------
      Net increase
        (decrease) in net
        asset value              1.15          0.98           (0.06)
                              -------       -------          ------
NET ASSET VALUE -- END OF
  PERIOD                      $ 12.07       $ 10.92          $ 9.94
                              =======       =======          ======
Total Return                    10.75%*       10.81%          (0.36)%*
Ratios and supplemental
  data:
  Net Assets, end of
    period (000)              $14,623       $10,849          $3,214
  Ratio of expenses to
    average net assets           1.20%*        1.20%           1.20%*
  Ratio of expenses to
    average net assets**         1.40%*        1.54%           3.31%*
  Ratio of net investment
    income to average net
    assets                       0.44%*        0.79%           1.55%*
  Ratio of net investment
    income to average net
    assets**                     0.24% *       0.45%          (0.56)%*
  Portfolio turnover            87.45%*      119.37%           7.81%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               89

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as to other open-end investment companies ("fund of funds") created by Nationwide Advisory Services, Inc. (NAS), the Trust's investment adviser. The Trust was organized as a Massachusetts business trust as of June 30, 1981. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares of the Trust's Series (Funds).

The Trust offers shares in sixteen series. The Funds listed below consist of diversified portfolios and non-diversified(*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund* (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Nationwide Strategic Growth Fund (Strategic Growth Fund)
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Nationwide Equity Income Fund (Equity Income Fund)
     Nationwide High Income Bond Fund (High Income Bond Fund)
     Nationwide Balanced Fund (Balanced Fund)
     Nationwide Multi Sector Bond Fund (Multi Sector Bond Fund)
     Nationwide Small Cap Value Fund (Small Cap Value Fund)
     Nationwide Select Advisers Small Cap Growth Fund (Select Advisers Small Cap Growth Fund)
     Nationwide Global Equity Fund (Global Equity Fund)
     Nationwide Select Advisers Mid Cap Fund (Select Advisers Mid Cap Fund)

The Trust's Declaration of Trust was amended in 1997 to create the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund. On October 31, 1997, these Funds commenced operations and were capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $1,000,000 for each of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, Balanced Fund, Multi-Sector Bond Fund, and Small Cap Value Fund; $5,000,000 for each of the High Income Bond Fund, and Global Equity Fund; and $3,000,000 for the Select Advisers Mid Cap Fund.

On January 16, 1998, the Income Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $2,000,000. It commenced operations on January 20, 1998.

On March 3, 1999, the Trust's Declaration of Trust was amended to create the Select Advisers Small Cap Growth Fund. On April 30, 1999, the Select Advisers Small Cap Growth Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $3,000,000. It commenced operations on May 3, 1999.

 90              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(a) INVESTMENT VALUATION

     1) All Funds (except the High Income Bond Fund and the Money Market Fund):
        Securities traded on a national securities exchange are valued at the last quoted sale price on date of valuation, as provided by an independent pricing agent. Securities traded in the over the-counter
        (OTC) market are valued at the last quoted sale price, or if no sale price, the last quoted bid price. U.S. Government securities are valued at the last quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations. Short-term securities with less than 10 days remaining to maturity will be valued at amortized cost, which approximates market value.

        Portfolio securities in the High Income Bond Fund traded on a national securities exchange and in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale, the mean between the last closing bid and asked price shall be used.

        Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

        Portfolio securities for the Money Market Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

     2) REPURCHASE AGREEMENTS. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/ Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     3) Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Select Advisers Small Cap Growth Fund, Global Equity Fund, and Select Advisers Mid Cap Fund:

        FOREIGN CURRENCY TRANSACTIONS. Net realized gains or losses arise from sales of foreign currencies, security transactions, and the difference between the amounts of purchases and sales of securities, income receipts and expense payments recorded on the Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

        Net unrealized gains or losses arise from accounting records denominated in foreign currencies translated into U.S. dollars.

        FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

        At or before the closing of a forward exchange contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               91

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

        engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

        Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(b) MORTGAGE DOLLAR ROLLS

    The Multi-Sector Bond Fund, Balanced Fund and Income Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. A Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or discount.

(d) FEDERAL INCOME TAXES

    Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Fund. Each Fund is treated as a separate taxable entity.

    As of December 31, 1998, the Small Company Fund, Money Market Fund, Strategic Growth Fund, and Select Advisers Mid Cap Fund had net capital loss carryforwards in the amounts of $18,109,007, $5,690, $829,374, and $238,548, respectively. The Small Company Fund's carryforwards will expire within 8 years, the Money Market Fund's carryforwards will expire within 5 to 6 years, and the Strategic Growth Fund's and the Select Advisers Mid Cap Fund's carryforwards will each expire within 7 to 8 years.

(e) DIVIDENDS TO SHAREHOLDERS

     1) All Funds except the Money Market Fund:

        Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

 92              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

     2) Money Market:

        Dividends from net investment income are declared daily and paid monthly.

     3) All Funds

        Net realized gains, if any, are declared and distributed at least annually.

        Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

        Accordingly, the undistributed (distributions in excess of) net investment income, undistributed (distributions in excess of) net realized gain and capital have been adjusted as of December 31, 1998 by the following amounts:

                                                          UNDISTRIBUTED
                                                        (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                           EXCESS OF)       (DISTRIBUTIONS IN
                                                         NET INVESTMENT        EXCESS OF)
                                                             INCOME         NET REALIZED GAIN     CAPITAL
                                                        -----------------   -----------------   -----------
           Capital Appreciation Fund                        $ 61,340           $  (61,340)      $        --
           Government Bond Fund                               32,707              (32,707)               --
           Small Company Fund                                751,620            1,420,922        (2,172,542)
           Strategic Growth Fund                               2,223                   --            (2,223)
           Strategic Value Fund                                 (183)                 183                --
           Balanced Fund                                         125                 (125)               --
           Multi Sector Bond Fund                            (17,555)              33,071            15,516
           Small Cap Value Fund                               44,017              (44,017)               --
           Global Equity Fund                                 97,755              (97,755)               --
           Select Advisers Mid Cap Fund                       11,616                   --           (11,616)

(f) EXPENSES

    Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated based on average net assets.

(g) ORGANIZATION EXPENSES

    Initial organization expenses of the Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund were paid by the investment advisor and were reimbursed by the Funds. Such organization costs have been deferred and will be amortized over a period of sixty months from the commencement of operations.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               93

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(h) USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2 -- TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided to the Trust by Nationwide Advisory Services, Inc. (NAS), an affiliate. Under the terms of the investment advisory agreement, NAS is entitled to receive fees based on a percentage of the average daily net assets of the Funds. See management fee schedule below.

Fees may be voluntarily waived or reimbursed to the Funds by NAS in order to maintain expense ratios at or below stated expense caps.

As stated above, NAS earns an annual management fee based on average daily net assets. From such fees, pursuant to subadvisory agreements, NAS pays subadvisory fees to the following subadvisers for the day to day investment management services of their respective portfolio(s):

FUND                                            SUBADVISER(S)
----                                            -------------
Small Company Fund                              The Dreyfus Corporation
                                                Neuberger Berman, LLC
                                                Lazard Asset Management*
                                                Strong Capital Management, Inc.
                                                Warburg Pincus Asset Management, Inc.**
Income Fund                                     NCM Capital Management Group, Inc.
                                                Smith Graham & Co. Asset Managers, L.P.
Strategic Growth Fund                           Strong Capital Management, Inc.
Strategic Value Fund                            Strong Capital Management, Inc.
Equity Income Fund                              Federated Investment Counseling
High Income Bond Fund                           Federated Investment Counseling
Balanced Fund                                   Salomon Brothers Asset Management, Inc.
Multi Sector Bond Fund                          Salomon Brothers Asset Management, Inc.
Small Cap Value Fund                            The Dreyfus Corporation
Select Advisers Small Cap Growth Fund           Franklin Advisers, Inc.
                                                Miller Anderson & Sherrerd, LLP
                                                Neuberger Berman, LLC
Global Equity Fund                              J.P. Morgan Investment Management, Inc.
Select Advisers Mid Cap Fund                    First Pacific Advisors, Inc.
                                                Pilgrim Baxter and Associates Ltd.
                                                Rice, Hall, James and Associates

 * Prior to October 1, 1998, Pictet International Management Limited and Van Eck Associates Corporation.
** On July 6, 1999, Credit Suisse Asset Management, LLC became a subadviser of the Small Company Fund as a result of a merger between the parent of Warburg Pincus Asset Management, Inc. and Credit Suisse Group and the subsequent reorganization of the combined U.S. investment management operations into Credit Suisse Asset Management, LLC.

 94              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

As stated above, NAS earns an annual advisory fee based on average daily net assets. From such fees, pursuant to subadvisory agreements, NAS pays subadvisory fees to the subadvisors for the day-to-day investment management services of their respective portfolio.

Additional information regarding the gross contractual investment advisory fees (before waivers) and paid to the subadvisers is as follows for the period ending June 30, 1999.

                                                  CONTRACTUAL
                                                   ADVISORY    CONTRACTUAL       TOTAL
                                                     FEES      SUBADVISORY    CONTRACTUAL      TOTAL        FEES PAID
                             AVERAGE DAILY         RETAINED     FEES PAID         NAS         NAS FEES         TO
FUND                           NET ASSETS           BY NAS        BY NAS         FEES          EARNED      SUBADVISERS
----                     ----------------------   -----------  ------------   -----------    ----------    -----------

Total Return Fund and                                                                        $6,966,108
  Capital Appreciation                                                                       $3,203,119            --
  Fund
                         Up to $1 billion         0.60%              --             0.60%
                         Next $1 billion          0.575%             --            0.575%
                         Next $3 billion          0.55%              --             0.55%
                         $5 billion and more      0.50%              --             0.50%
Government Bond Fund                                                                         $1,909,017            --
                         Up to $1 billion         0.50%              --             0.50%
                         Next $1 billion          0.475%             --            0.475%
                         Next $3 billion          0.45%              --             0.45%
                         $5 billion and more      0.40%              --             0.40%
Money Market Fund                                                                            $3,038,757            --
                         Up to $1 billion         0.40%              --             0.40%
                         Next $1 billion          0.38%              --             0.38%
                         Next $3 billion          0.36%              --             0.36%
                         $5 billion and more      0.34%              --             0.34%
Small Company Fund                                                                           $1,801,285    $1,071,630
                         All assets               0.40%            0.60%            1.00%
Income Fund                                                                                  $  13,709*    $  20,364*
                         Up to $100 million       0.20%            0.25%            0.45%
                         $100 million or more     0.30%            0.15%            0.45%
Strategic Growth Fund                                                                        $   66,842    $   37,134
  and
  Strategic Value Fund                                                                       $   68,851    $   38,251
                         Up to $500 million       0.40%            0.50%            0.90%
                         $500 million and more    0.45%            0.45%            0.90%
Equity Income Fund and                                                                       $   69,316    $   34,658
  High Income Bond Fund                                                                      $  181,930    $   90,675
                         Up to $50 million        0.40%            0.40%            0.80%
                         Next $200 million        0.55%            0.25%            0.80%
                         Next $250 million        0.60%            0.20%            0.80%
                         $500 million and more    0.65%            0.15%            0.80%
Balanced Fund                                                                                $  194,609    $   90,817
                         Up to $150 million       0.40%            0.35%            0.75%
                         Next $350 million        0.45%            0.30%            0.75%
                         $500 million and more    0.50%            0.25%            0.75%
Multi Sector Bond Fund                                                                       $  158,936    $   74,169
                         Up to $50 million        0.40%            0.35%            0.75%
                         Next $150 million        0.45%            0.30%            0.75%
                         Next $300 million        0.50%            0.25%            0.75%
                         $500 million and more    0.55%            0.20%            0.75%

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               95

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  CONTRACTUAL
                                                   ADVISORY    CONTRACTUAL       TOTAL
                                                     FEES      SUBADVISORY    CONTRACTUAL      TOTAL        FEES PAID
                             AVERAGE DAILY         RETAINED     FEES PAID         NAS         NAS FEES         TO
FUND                           NET ASSETS           BY NAS        BY NAS         FEES          EARNED      SUBADVISERS
----                     ----------------------   -----------  ------------   -----------    ----------    -----------
Small Cap Value Fund                                                                         $  270,061    $  150,034
                         Up to $200 million       0.40%            0.50%            0.90%
                         $200 million and more    0.45%            0.45%            0.90%
Select Advisers Small                                                                        $    5,632    $    3,072
  Cap
Growth Fund              All assets               0.50%            0.60%            1.10%
Global Equity Fund                                                                           $  131,413    $   78,848
                         Up to $50 million        0.40%            0.60%            1.00%
                         $50 million and more     0.45%            0.55%            1.00%
Select Advisers Mid Cap                                                                      $   63,350    $   39,217
  Fund
                         Up to $50 million        0.40%            0.65%            1.05%
                         $50 million and more     0.55%            0.50%            1.05%

------------------------------------------------------
* $13,709 represents 0.45% of average daily net assets. Pursuant to the subadvisory agreement, NAS pays each subadviser 0.25% of assets they manage up to $100 million and 0.15% for assets of $100 million and more. However, minimum annual amounts included in the agreements of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith & Graham & Co. Asset Managers, L.P. are the responsibility of NAS. The total fees paid to the subadvisers of $20,364 represents these minimum amounts.

 96              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

The following table illustrates waived and reimbursed expenses of the Funds:

                                                                                   TOTAL
                                                                  OTHER           EXPENSES
                               TOTAL FUND    NAS/NISI FEES      EXPENSES          WAIVED/
EXPENSE                         EXPENSES        WAIVED*        REIMBURSED        REIMBURSED        NET
-------                        ----------    -------------    -------------    --------------    --------
Income Fund                     $ 23,250       $   (402)        $     --          $   (402)      $ 22,848
Strategic Growth Fund             89,625        (15,356)              --           (15,356)        74,269
Strategic Value Fund              85,779         (9,278)              --            (9,278)        76,501
Equity Income Fund                87,912         (5,599)              --            (5,599)        82,313
High Income Bond Fund            230,575        (14,534)              --           (14,534)       216,041
Balanced Fund                    229,573             --               --                --        229,573
Multi Sector Bond Fund           189,593             --               --                --        189,593
Small Cap Value Fund             332,636        (17,564)              --           (17,564)       315,072
Select Advisers Small Cap
  Growth Fund                     29,681         (5,632)         (17,394)          (23,026)         6,655
Global Equity Fund               170,921        (13,226)              --           (13,226)       157,695
Select Advisers Mid Cap
  Fund                            84,191        (11,783)              --           (11,783)        72,408

---------------
* Fees Waived includes Investment Management, Administration and Transfer and Dividend Disbursing Agent fees.

Per the Fund Administration Agreement, NAS also receives for its services for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $1 billion                      0.05%
          $1 billion and more                   0.04%

For the Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Select Advisers Small Cap Growth Fund, Global Equity Fund, and Select Advisers Mid Cap Fund, NAS receives for its services for each Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $250 million                    0.07%
          Next $750 million                     0.05%
          $1 billion and more                   0.04%

Effective November 1, 1997, Nationwide Investors Services, Inc. (NISI) receives for its service as Transfer and Dividend Disbursing Agent for each Fund a fee of 0.01% of average daily net assets, calculated daily and paid monthly.

3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. No compensating balances are required.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               97

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the period ended June 30, 1999 are summarized as follows:

                                  LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                PURCHASES        SALES        PURCHASES        SALES
                               ------------   ------------   ------------   ------------
Total Return Fund              $362,964,886   $353,799,223   $ 47,285,043   $ 47,411,000
Capital Appreciation Fund        81,801,761    107,311,668             --             --
Government Bond Fund             35,249,182     19,616,523    240,381,203    228,532,398
Money Market Fund                        --             --    251,296,194    253,099,825
Small Company Fund              229,375,377    274,157,261     28,335,827     28,651,805
Income Fund                       1,879,715      1,313,382      8,950,334      6,560,510
Strategic Growth Fund            59,592,614     50,555,146             --             --
Strategic Value Fund             12,569,632     12,410,420             --             --
Equity Income Fund                8,891,053      3,462,885             --             --
High Income Bond Fund            21,360,084      4,420,415             --             --
Balanced Fund                    36,412,093     14,688,296      2,594,778      3,100,706
Multi Sector Bond Fund           63,269,576     54,404,569      7,499,642      8,081,333
Small Cap Value Fund            121,090,219     81,873,075             --             --
Select Advisers Small Cap
  Growth Fund                     4,088,404      1,171,226             --             --
Global Equity Fund               19,462,603      8,186,997             --             --
Select Advisers Mid Cap Fund     10,985,478      9,341,251             --             --

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) for the period ended June 30, 1999, based on cost for federal income tax purposes, excluding forward currency contracts for the Small Company Fund, Multi Sector Bond Fund and Global Equity Fund are the following components:

                                                                               NET
                                              GROSS           GROSS         UNREALIZED
                                            UNREALIZED      UNREALIZED     APPRECIATION
                                              GAINS           LOSSES      (DEPRECIATION)
                                          --------------   ------------   --------------
Total Return Fund                         $1,057,388,700   $(51,942,480)  $1,005,446,220
Capital Appreciation Fund                    385,854,858     (6,431,280)     379,423,578
Government Bond Fund                           6,089,635    (20,151,942)     (14,062,307)
Small Company Fund                            82,463,393    (14,914,576)      67,548,817
Income Fund                                        7,550       (145,915)        (138,365)
Strategic Growth Fund                          1,552,531       (112,753)       1,439,778
Strategic Value Fund                           1,391,318       (872,811)         518,507
Equity Income Fund                             3,509,866       (542,158)       2,967,708
High Income Bond Fund                            637,568     (2,021,721)      (1,384,153)
Balanced Fund                                  4,710,697     (1,933,713)       2,776,984
Multi Sector Bond Fund                           227,793     (1,833,063)      (1,605,270)
Small Cap Value Fund                          10,146,933     (2,355,834)       7,791,099
Select Advisers Small Cap Growth Fund            431,615       (114,648)         316,967
Global Equity Fund                             3,951,977       (944,913)       3,007,064
Select Advisers Mid Cap Fund                   1,919,611       (541,237)       1,378,374

 98              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

5 -- PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

6 -- SUBSEQUENT EVENT

On January 1, 1999 eleven countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain) in Europe re-denominated their currency to the Euro currency. This re-denomination had no tax implications and did not materially effect the Funds' financial statements that hold currency and/or securities denominated in the above listed currencies.

Effective on July 1, 1999, as authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, Nationwide Financial Services, Inc. and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of Nationwide Financial Services, Inc. or such other entity.

On July 26, 1999, a post-effective amendment was filed changing the name, principal strategies, and principal risks of the Nationwide Select Advisers Mid Cap Fund. The new name of the Fund will be the Nationwide Mid Cap Index Fund. The Fund will seek to match the Standard & Poors Mid Cap 400 Index by investing in the stocks comprising the index, and in futures where performance is tied to the index. The three subadvisers which formerly managed the Fund will be replaced by The Dreyfus Corporation on the date the changes to the registration statement become effective, anticipated to be on or around September 27, 1999. Due to this change in principal investment strategies, the annual advisory fee will change from 1.05% to 0.50% on or about September 27, 1999.

Effective September 1, 1999, Villanova Mutual Fund Capital Trust (VMF) will succeed NAS as investment adviser for the Funds, while Villanova SA Capital Trust (VSA) will replace NAS as administrator. For Nationwide Select Advisers Mid Cap Fund, the investment adviser change will be implemented on or about September 27, 1999. VMF and VSA, both registered investment advisers, are subsidiaries of Villanova Capital, Inc., a 97% owned subsidiary of Nationwide Financial Services, Inc. (NFS). This change is being made as part of a reorganization of NFS' investment management operations in an effort to grow and expand NFS' investment management business. No changes in portfolio managers will occur as part of this reorganization.

Also on September 1, 1999, VSA will enter into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services.

Effective September 1, 1999, the investment advisory and fund administration functions for the Nationwide Small Company Fund will be transferred to VSA and VMF under two contracts. The Fund will begin to pay VSA a fee for fund administration services. The fee will be calculated daily and paid monthly at annual rate of 0.07% up to $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               99

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

than $1 billion. The Fund will pay the remainder of its current 1.00% investment advisory fee to VMS for investment advisory services.

YEAR 2000

NAS has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. NAS has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year-2000 compliant. NAS has also tested each application for its Year-2000 compliance.

Systems supporting NAS infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. NAS assessment of Year-2000 issues has also included non-information technology systems with embedded computer chips. NAS building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year-2000 compliant.

In addition to resolving internal Year-2000 readiness issues, NAS is surveying significant external organizations (business partners) to assess if they will be Year-2000 compliant and be in a position to do business in the Year 2000 and beyond. NAS continues its efforts to identify external risk factors and is in the process of developing contingency plans as part of its ongoing risk-management strategy.

 100              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT